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                             PACIFIC CAPITAL FUNDS

                            Telephone:  800-258-9232

          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 1997

                        (as supplemented on March 4, 1998)


                                 BALANCED FUND
                         DIVERSIFIED FIXED INCOME FUND
                             GROWTH AND INCOME FUND
                               GROWTH STOCK FUND
                              NEW ASIA GROWTH FUND
                SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                            TAX-FREE SECURITIES FUND
                  TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                         U.S. TREASURY SECURITIES FUND


               Pacific Capital Funds (the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about the "Class A, Class B and Class Y" shares of all nine of the Trust's investment portfolios -- Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund (formerly the Income Stock Fund), New Asia Growth Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund (each, a "Fund" and collectively, the "Funds"). The various Funds and Classes of shares of the Funds are offered through separate Prospectuses. Balanced Fund has not commenced operations as of the date of this Statement of Additional Information.

               This SAI is not a prospectus and should be read in conjunction with the applicable Prospectus, dated November 29, 1997. All terms used in this SAI that are defined in the applicable Prospectus will have the meanings assigned therein. Copies of the Prospectuses for the Funds may be obtained without charge by writing to BISYS Fund Services ("BISYS") the Trust's sponsor, administrator and distributor, at 3435 Stelzer Road, Columbus, Ohio 43219-3035 or calling the Transfer Agent at the telephone number indicated above.

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                               TABLE OF CONTENTS

                                                                                   Cross
                                                                                 Reference
                                                        Page                   to Prospectus
                                                        ----                   -------------
Investment Restrictions...........................        3.................  Additional Investment
                                                                              Restrictions

Additional Information on Fund Investments........        7.................  Additional Discussion
                                                                              Regarding Permitted
                                                                              Investment Activities
Management........................................       21.................  Management, Advisory and
                                                                              Other Service Arrangements
Distribution and Shareholder Service Plans........       28.................  Management, Advisory and
                                                                              Other Service Arrangements
Calculation of Yield and Total Return.............       29.................  General Information

Determination of Net Asset Value..................       43.................  Valuation of Class A and Class
                                                                              B Shares, Valuation of Class Y
                                                                              Shares

Purchase of Shares ...............................       43.................  How to Purchase Class A and
                                                                              Class B Shares

Redemption of Shares..............................       44.................  How to Redeem Class A and
                                                                              Class B Shares; How to
                                                                              Redeem Class Y Shares
Portfolio Transactions............................       44.................  Management, Advisory, and
                                                                              Other Service Arrangements
Federal and Hawaiian Tax Information..............       47.................  Dividend and Tax Information
Capital Stock.....................................       52.................  General Information
Custodian.........................................       56.................  Management, Advisory, and
                                                                              Other Service Arrangements
Other.............................................       57
Independent Auditors..............................       57
Financial Information.............................       57
Appendix A........................................      A-1
Appendix B .......................................      B-1

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                            INVESTMENT RESTRICTIONS

                  The Funds are subject to the following investment restrictions, all of which are fundamental policies. As stated in each of the Fund's Prospectuses under "Additional Discussion Regarding Permitted Investment Activities -- Investment Policies," a fundamental investment policy may not be changed without approval by vote of the holders of a majority of the relevant Fund's outstanding voting securities. Also see "Capital Stock" in this SAI.

Investment Restrictions for All Funds except New Asia Growth Fund

                  Each of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund may not:

                  (1) purchase securities of any issuer (except Municipal Obligations and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer except that this restriction does not apply to the Tax-Free Securities Fund or the Tax-Free Short Intermediate Fund (the "TaxFree Funds"), which are non-diversified funds;

                  (2) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of any Fund's investments in that industry would be 25% or more of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (a) U.S. Government Obligations and repurchase agreements secured by such obligations and
(b) with respect to the Tax-Free Funds, Municipal Obligations (for purposes of this limitation, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Obligations);

                  (3) borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (except, with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Securities and Exchange Commission (the "Commission")), except that each of the Funds, may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

                  (4) purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

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                  (5) purchase commodities or commodity contracts; except that each Fund may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies; See "Additional Discussion Regarding Permitted Investment Activities -- Futures Contracts and Related Options" or "Additional Discussion Regarding Permitted and Investment Activities -- Hedging Strategies", as applicable, in each Fund's Prospectus;

                  (6) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

                  (7) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

                  (8) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

                  (9) make investments for the purpose of exercising control or management; or

                  (10) lend money or portfolio securities, except that each of the Funds may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 30% of the current value of the lending Fund's total assets.

                  In addition, each of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund will comply with the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

                  1. No Fund will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of the Fund's investment in such classes of securities would exceed 15% of the Fund's total assets.

                  2. No Fund will invest more than 10% of its net assets in warrants.


                  3. Each Fund reserves the right to invest up to 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A under the Securities Act that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.


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                  4. Each Fund may purchase put and call options and write
covered put and call options on securities in which such Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System in an amount not exceeding 5% of the Fund's net assets.

INVESTMENT RESTRICTIONS FOR NEW ASIA GROWTH FUND

                  New Asia Growth Fund is subject to the following investment restrictions, all of which are fundamental policies. New Asia Growth Fund may not:

                  (1) purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer;

                  (2) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations and repurchase agreements secured by such obligations;

                  (3) borrow money or issue senior securities as defined in the 1940 Act (except, with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Commission), except that the Fund may borrow from banks up to 33-1/3% the current value of its net assets for temporary, extraordinary or emergency purposes, for clearance of transactions, to hedge against currency movements or for investment purposes, and these borrowings may be secured by the pledge of up to 33-1/3% current value of its net assets;

                  (4) purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

                  (5) purchase commodities or commodity contracts;
except that the Fund may deal in forward foreign exchange between currencies of the different countries in which it may invest, may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies;


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                  (6) purchase securities on margin (except for short-term
credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

                  (7) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

                  (8) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

                  (9) make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control of management; or

                  (10) lend money or portfolio securities, except that the Fund may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 33-1/3% of the current value of the Fund's total assets.

                  In addition, New Asia Growth Fund will comply with the following nonfundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:


                  a. The Fund will not purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of the Fund's investment in such classes of securities would exceed 15% of such Fund's total assets.

                  b. The Fund reserves the right to invest up to 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A under the Securities Act that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

                  c. To the extent required by the Commission or its staff, the Fund will for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country (including governmental agencies and instrumentalities thereof) as the obligations of a single issuer.

                  d. The Fund may not invest more than 10% of its net assets in warrants.

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                  e. The aggregate value of the exercise price or strike price of call options written by the Fund may not exceed 25% of the Fund's net asset value.

                               ------------------


                  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities or resulting from reconstructions, consolidations, payments out of assets of the Fund or realization of units will not constitute a violation of such limitation.


                   ADDITIONAL INFORMATION ON FUND INVESTMENTS


CHANGES IN INVESTMENT RATINGS.

                  To the extent the ratings given by a nationally recognized statistical rating organization (an "NRSRO") may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this Statement of Additional Information. The ratings of the NRSROs currently used by the Funds are more fully described in Appendix A to this Statement of Additional Information.


FOREIGN SECURITIES

                  Each of the Funds may invest in foreign securities. Investing in foreign securities involves certain risks described in the applicable Prospectus.

                  Foreign markets have different settlement and clearance procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

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DEBT SECURITIES

                  Sovereign Debt (New Asia Growth Fund only). New Asia Growth Fund may invest in sovereign debt. Certain developing Asian countries, such as the Philippines, owe significant amounts of debt to commercial banks and foreign governments. Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third party's commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

                  Holders of sovereign debt, including New Asia Growth Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which a governmental entity has defaulted may be collected in whole or in part.

                  The sovereign debt instruments in which New Asia Growth Fund may invest involve great risk and are deemed to be the equivalent in terms of quality to high yield/high risk securities discussed below and are subject to many of the same risks as such securities. Similarly, New Asia Growth Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities. New Asia Growth Fund will not invest more than 5% of its total assets in sovereign debt, including sovereign debt which is in default.

                  Lower Rated Debt Securities (New Asia Growth Fund only). New Asia Growth Fund may invest in lower rated debt securities. Securities rated in the medium to low rating categories of NRSROs such as Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") and unrated securities of comparable quality (referred to herein as "high yield/high risk securities") are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. See "Appendix A." These securities are commonly referred to as "junk bonds." In purchasing such securities, New Asia Growth Fund will rely on the investment adviser's judgment, analysis and experience in evaluating the creditworthiness


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

of an issuer of such securities. The investment adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. New Asia Growth Fund is not authorized to purchase debt securities that are in default, except that the Fund may invest in sovereign debt (discussed above) which is in default, provided that not more than 5% of the Fund's total assets are invested in sovereign debt (including sovereign debt securities which are in default).

                  The market values of high yield/high risk securities tend to reflect individual issuer developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of high yield/high risk securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issues of high yield/high risk securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to the creditors of the issuer.

                  High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from New Asia Growth Fund. If a call were exercised by the issuer during a period of declining interest rates, New Asia Growth Fund likely would have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders.

                  New Asia Growth Fund may have difficulty disposing of certain high yield/high risk securities because there may be a thin trading market for such securities. To the extent that a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and New Asia Growth Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for New Asia Growth Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers of prices for actual sales. The Trustees, or the investment adviser, will carefully consider the factors affecting the market for high yield/high risk, lower rated securities in determining whether any particular security is liquid or illiquid and whether current market quotations are readily available.

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


                  Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect New Asia Growth Fund's net asset value. In addition, New Asia Growth Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

MUNICIPAL BONDS

                  The Tax-Free Funds may invest in municipal bonds. As discussed in the Prospectus, the two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project, may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

MUNICIPAL NOTES

                  The Tax-Free Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

                  TANs. Uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

                  BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

                  RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

                  The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values will also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Tax-Free Funds' portfolios, will decline and (if purchased at par value) they would sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in the Funds' portfolios arising from these or other factors will cause changes in the net asset value per share of the Tax-Free Funds.

                  The taxable securities market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal securities. The more limited marketability of municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.


WARRANTS

                  Each Fund may invest in warrants. Any limitations on a Fund's investment in warrants are set forth above in "Investment Restrictions." Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which such Fund may invest directly.


GUARANTEED INVESTMENT CONTRACTS

                  Each of the Funds may make limited investments in Guaranteed Investment Contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Funds make cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the respective Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, a GIC allows a purchaser to buy an annuity with the monies accumulated under the contract; however, the Funds will not purchase any such annuities. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

                  Each Fund will only purchase GICs from issuers which, at the time of purchase, are rated "A" or higher by A.M. Best Company, have assets of $1 billion or more, and meet quality and credit standards established by Hawaiian Trust. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are considered by the Funds to be illiquid investments.

OPTIONS, FUTURES AND OTHER HEDGING STRATEGIES

                  As discussed in the applicable Prospectus, the Funds may use a variety of financial instruments to hedge a Fund's investments and, in certain limited cases, to enhance income or manage a Fund's cash flow ("Hedging Instruments"). The particular Hedging Instruments are described in Appendix B to this Statement of Additional Information.

                  Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held by a Fund. Thus, in a short hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declines below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

                  Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

                  Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

                  The use of Hedging Instruments is subject to applicable regulations of the Commission, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC").
In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Federal and Hawaiian Tax Information."

                  In addition to the products, strategies and risks described below and in the Prospectus, the investment adviser expects to discover additional opportunities in connection with options, future contracts, foreign currency forward contracts and other hedging techniques. These new opportunities may become available as the investment adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency forward contracts or other techniques are developed. The investment adviser may utilize these opportunities to the extent that they are consistent with a Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities. The applicable Prospectus and this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

                  Special Risks of Hedging Strategies. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

                  (1) Successful use of most Hedging Instruments depends upon the investment adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the price of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

                  (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

                  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the investment adviser projected a decline in the price of a security held by the Fund, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

                  (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If a Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

                  Cover for Hedging Strategies. Transactions using Hedging Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, to the extent required by law, it (1) owns an offsetting covered position in securities or other options or futures contracts or (2) segregates liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Commission guidelines regarding cover for hedging transactions.

                  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  Options. As described in the applicable Prospectus, each Fund may engage in options for hedging purposes, and each of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund may engage in options to enhance income.

                  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a

Fund to enhance income by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, a Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value.

                  Options may be used to enhance income since the receipt of premiums by a Fund's options positions may enable the Fund to realize a greater return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund forgoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

                  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

                  A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call option that it had written by purchasing an identical call option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.

                  Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank, as required by the Fund's policies) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the party from whom it purchased the option or to whom it has written the option (the contra party) to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefits of the transaction.

                  Generally, foreign currency options (New Asia Growth Fund only) and OTC debt options used by a Fund may be European-style options or American style options. A European style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.

                  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

                  If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

                  The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is "in-the-money." In accordance with this view, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to such Fund's limitation on investments in securities that are not readily marketable.

                  Futures. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing covered call options on securities and indices.

                  Futures strategies also can be used to manage the average duration of a Fund. If the investment adviser wishes to shorten the average duration of a Fund, the Fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the investment adviser wishes to lengthen the average duration of a Fund, the Fund may buy a futures contract or a call option thereon.

                  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract each Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

                  Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking to market. Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

                  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and a Fund will not trade options on futures on any exchange or board of trade unless, in the Hawaiian Trust's opinion, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

                  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

                  If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

                  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, program trading and other investment strategies might result in temporary price distortions.

                  Limitations on the Use of Futures. In accordance with current CFTC regulations, each Fund may use futures contracts and options thereon traded on a commodities exchange in bona fide hedging transactions without regard to percentage limitations but may not enter into other types of futures contracts and options thereon for which the aggregate initial margin and premiums exceed 5% of the Fund's total assets (calculated in accordance with CFTC regulations). Furthermore, as a matter of operating policy, aggregate initial margin deposits for all futures contracts and premiums paid for related options for each of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund may not exceed 5% of each Fund's total assets (calculated in accordance with CFTC regulations) and the value of the securities that are subject to futures and options thereon (both for receipt and delivery) may not exceed one-third of the market value of each Fund's total assets.

                  Foreign Currency Hedging Strategies -- Special Considerations (New Asia Growth Fund Only). New Asia Growth Fund may use options and futures on foreign currencies, and foreign currency forward contracts as described below to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the New Asia Growth Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

                  New Asia Growth Fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, New Asia Growth Fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on other currencies, the values of which the investment adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

                  The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

                  Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the New Asia Growth Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

                  Foreign Currency Forward Contracts (New Asia Growth Fund
Only). New Asia Growth Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. New Asia Growth Fund also may use foreign currency forward contracts for cross-hedging. Under this strategy, New Asia Growth Fund would increase its exposure to foreign currencies that the investment adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if New Asia Growth Fund owned securities denominated in a foreign currency and the investment adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

                  The cost to New Asia Growth Fund engaging in foreign currency forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because foreign currency forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When New Asia Growth Fund enters into a foreign currency forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

                  As is the case with futures contracts, holders and writers of foreign currency forward contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for foreign currency forward contracts, with the result that closing transactions generally can be made for foreign currency forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that New Asia Growth Fund will in fact be able to close out a foreign currency forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, New Asia Growth Fund might be unable to close out a foreign currency forward contract at any time prior to maturity. In either event, New Asia Growth Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

                  The precise matching of foreign currency forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency forward contract has been established. Thus, New Asia Growth Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

                  Limitations on the Use of Foreign Currency Forward Contracts (New Asia Growth Fund Only). New Asia Growth Fund may enter into foreign currency forward contracts or maintain a net exposure to such contracts only if
(1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or (2) New Asia Growth Fund maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the investment adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of New Asia Growth Fund will be served.

ASSET BACKED SECURITIES

                  The purchase of non-mortgage backed securities raise considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interest in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the cardholders.

                                   MANAGEMENT

                  Trustees and Officers. The name, age and principal occupation during the past five years of each of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk (*).


                  Walter J. Laskey* (56), Trustee and Chairperson - Executive Vice President of Bank of Hawaii - Private Client and Institutional Services (1993-present).


                  Irimga McKay* (37), Trustee and President - 1230 Columbia Street, San Diego, California 92101. Senior Vice President of BISYS Fund Services (1994-present); Senior Vice President of Concord Financial Group (1986-1994).

                  Douglas Philpotts* (66), Trustee - Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, Hawaii 96802. Chairman of the Board of Directors (1992-1994), President (1986-1992) and Director (1984-present) of Pacific Century Trust; Director of Victoria Ward; Trustee of The Strong Foundation and Seabury Hall; Trustee of Cash Assets Trust, U.S. Treasuries Cash Assets Trust, Hawaiian Tax-Free Trust and Tax-Free Cash Assets Trust (1992-present); Affiliated with The Pacific Club, Ohu Country Club, Maui Country Club, Punahou O-Mens Club, and University of Hawaii Foundation President's Club. Formerly a Director and Officer of various cultural, educational, community and professional organizations.

                  Richard W. Gushman II (51), Trustee - 700 Bishop Street, Suite 200, Honolulu, Hawaii 96813. President and Chief Executive Officer of OKOA, INC., a private Hawaii corporation involved in commercial real estate (1985-present); Adviser to RAMPAC, Inc., a wholly owned subsidiary of the Bank of Hawaii, involved with commercial real estate finance; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Member of the Boards of Aloha United Way Downtown Improvement Association, Boys and Girls Club of Honolulu and Oceanic Cablevision, Inc.

                  Stanley W. Hong (61), Trustee -1132 Bishop Street, Honolulu, Hawaii 96813. President and Chief Executive Officer of the Chamber of Commerce of Hawaii (1996-present); Business Consultant (1994-present); Senior Vice President of McCormack Properties, Ltd. (1993-1995); President and Chief Executive Officer of the Hawaii Visitors Bureau (1984-1993); Vice President, General Counsel and Corporate Secretary at TheoDavies & Co., Ltd., a multiple business company (1973-1984); formerly Legislative Assistant to U.S. Senator Hiram L. Fong; Member of the Boards of Directors of several community organizations; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Director of Capital Investment of Hawaii, Inc. (Real Estate and Wholesale Bakery) (1995-present); Director of Central Pacific Bank (1995-present); Trustee of the Nature Conservancy of Hawaii (1990-present); Regent of Chaminade University of Honolulu (1990-present).

                  Russell K. Okata (53), Trustee - 888 Mililani Street, Suite 601, Honolulu, Hawaii 96813-2991. Executive Director, Deputy Executive Director, Administration Officer or Research Statistician of Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (1970-present); Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Chairman of the Royal State Insurance Group (1988-present); Trustee of several charitable organizations.

                  Oswald K. Stender (65), Trustee - P.O. Box 3466, Honolulu, Hawaii 96801. Trustee of Bernice Pauahi Bishop Estate (1990-present); Director of Hawaiian Electric Industries, Inc., a public utility holding company (1993-present); Senior Advisor to the Trustees of The Estate of James Campbell (1987-1989); and Chief Executive Officer (1976-1988); Director of several housing and real estate associations; Director, member or trustee of several community organizations; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present).

                  Craig Warren (35), Treasurer - 111 South King Street, Honolulu, Hawaii 96813. Vice President of Bank of Hawaii - Asset Management and Private Client Group

(1994-present); Senior Financial Analyst of Federal Home Loan Bank of San Francisco Marketing Strategies and Analysis Division (1993-1994); Chief Financial Officer of Wells Fargo Securities, Inc. (1990-1992); Vice President of Wells Fargo Bank - Private Banking Group (1987-1992).

                  Gregory Maddox (29), Secretary - 1230 Columbia Street, San Diego, California 92101. Director of BISYS Fund Services (1991-present).

                  Thresa Dewar (43), Assistant Secretary - Vice President and Treasurer, Financial Administration of BISYS Fund Services (March, 1997-present); Vice President and Controller of Federated Administrative Services (1972-1994).

                  Alaina Metz (30), Vice President - Chief Administrative Officer of BISYS Fund Services - Blue Sky Compliance (1995 - present); Alliance Capital Management, L.P. (1989-1995).

                  William J. Tomko (39), Vice President - Senior Vice President of BISYS Fund Services (1987-present).

                  Eileen Walther (44), Vice President - Vice President of Accounting Services of BISYS Fund Services (1996-present); Assistant Vice President of Templeton International (1984-1995).

                  As of the date of this SAI, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund.

                  Trustees of the Trust who are not officers or employees of the Trust, BISYS or Pacific Century Trust, the adviser to the Funds ("Pacific Century") are entitled to receive from the Trust a quarterly retainer and a fee for each Board of Trustees meeting attended. All Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. The following table sets forth the fees and expenses paid by each Fund to the Trustees for the fiscal year ended July 31, 1997:

                                                      Aggregate Trustees' Fees
                                                        and Expenses for the
                                                          Fiscal Year Ended
               Fund                                         July 31, 1997
               ----                                         -------------
Diversified Fixed Income Fund                                    $ 15,638
Growth and Income Fund                                           $  8,622
Growth Stock Fund                                                $ 21,030
New Asia Growth Fund                                             $    958
Short Intermediate U.S. Treasury Securities                      $  2,646
Fund
Tax-Free Securities Fund                                         $ 32,709
Tax-Free Short Intermediate Securities Fund                      $  4,623
U.S. Treasury Securities Fund                                    $  2,007
----------

                                       23

                  The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not officers and employees of the Trust, BISYS or Pacific Century and the aggregate compensation paid to such Trustees by all investment companies (including the Trust) advised by Pacific Century for the periods indicated.

                                                     Pension or                                 Total Compensation
                                                     Retirement              Estimated          from Trust and
                              Aggregate              Benefits Accrued        Benefits           Other Funds
                              Compensation           as Part                 Upon               Advised by Pacific
Name of Trustee               From Trust(1)          of Fund Expenses        Retirement         Century (2)
---------------               -------------          ----------------        ----------         -----------
Richard W. Gushman II         $10,500                None                    None               $43,700

Stanley W. Hong               $10,500                None                    None               $44,788

Russell K. Okata              $10,500                None                    None               $44,137.50

Douglas Philpotts             $10,500                None                    None               $46,900

Oswald K. Stender             $10,500                None                    None               $43,755.23

---------
(1)      Provided for the fiscal year ended July 31, 1997.

(2) Provided for the calendar year ended December 31, 1996. In addition to the Funds, each of the Trustees served on the boards of one other trust advised by Pacific Century, comprising four separate funds.

                  Investment Adviser. Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), each of the Funds is advised by Pacific Century. Subject to the supervision of the Board of Trustees, Pacific Century will provide a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. Pacific Century will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Funds. From time to time, the Funds, to the extent consistent with their investment objectives, policies and restrictions, may invest in securities of companies with which Pacific Century has a lending relationship. Pacific Century will provide the services under the Advisory Agreement in accordance with each of the Fund's investment objectives, policies, and restrictions.

                  For its services under the Advisory Agreement, Pacific Century receives compensation from each Fund based on a percentage of the Fund's average daily net assets. The rate of advisory fees payable by each Fund to Pacific Century is set forth in the prospectus. The following table sets forth the aggregate fees paid by each Fund pursuant to its Advisory Agreement for the fiscal years July 31, 1997 ended July 31, 1996 and July 31, 1995:

                      Compensation Paid to Pacific Century
                          Under the Advisory Agreement

                            For the Fiscal Year             For the Fiscal Year                  For the Fiscal Year
                             Ended July 31,1997             Ended July 31, 1996                  Ended July 31, 1995
                       ---------------------------    ------------------------------       -----------------------------
                         Aggregate                        Aggregate                            Aggregate
                        Advisory Fee                      Advisory                              Advisory
                            Paid                          Fee Paid         Aggregate            Fee Paid       Aggregate
                       (After Waiver   Aggregate      (After Waiver, as       Fee          (After Waiver, as      Fee
      Fund             as applicable)  Fee Waived        applicable)         Waived           applicable)        Waived
      ----             --------------  ----------     -----------------    ----------      -----------------   ---------
Diversified Fixed         $867,869        N/A             $ 814,802           N/A              $208,807*        $ 2,102*

Income Fund

Growth and Income         $768,642        N/A             $ 503,952           N/A              $217,059*        $ 2,099*
Fund

Growth Stock Fund        $1,499,559       N/A            $ 1,359,262          N/A             $869,719          $ 1,855

New Asia Growth           $141,522      $ 7,778           $ 52,972            N/A                $1,722*        $ 6,789*
Fund

Short Intermediate        $71,646       $47,940           $ 61,600          $41,079            $37,281          $26,093

U.S. Treasury
Securities Fund

Tax-Free Securities      $1,756,304       N/A            $ 1,724,513          N/A            $1,242,045*       $11,920*
Fund

Tax-Free Short            $195,480        N/A             $ 202,701           N/A           $   149,902*        $1,569*

Intermediate Securities
Fund

U.S. Treasury             $145,470        N/A             $ 172,954           N/A          $   349,687               --
Securities Fund
--------------------

* Period from commencement of operations through July 31, 1995. Diversified Fixed Income Fund, Growth and Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund commenced operations on October 14, 1994. New Asia Growth Fund commenced operations on February 15, 1995.

                  The Advisory Agreement provides that Pacific Century shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.

                  The Advisory Agreement will continue in effect beyond its initial two year term provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

                  The Trust has been advised that Pacific Century should be able to perform the services contemplated by the Advisory Agreement, the Custodian Agreement, and the Prospectuses, without violation of the Glass-Steagall Act. However, there are no controlling judicial or administrative interpretations or decisions and future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Pacific Century from continuing to perform, in whole or in part, such services. If Pacific Century were prohibited from performing any of such services, it is expected that new agreements would be entered into with another entity or entities qualified to perform such services.
                                       26

                  The Sub-Adviser (New Asia Growth Fund only). Nicholas Applegate Capital Management (Hong Kong) LLC serves as Sub-Adviser to New Asia Growth Fund. Pursuant to a separate sub-advisory agreement with Pacific Century (the "Sub-Advisory Agreement"), the SubAdviser provides investment advisory services with respect to management of the foreign component of New Asia Growth Fund's portfolio, including investment research with respect to all foreign securities, currencies and cash equivalents in New Asia Growth Fund. For its services, Pacific Century pays the Sub-Adviser a fee, computed daily and payable quarterly, equal on an annual basis, to 0.50% of New Asia Growth Fund's average daily net assets. The Sub-Adviser's fee is paid by Pacific Century, and New Asia Growth Fund does not pay any incremental fee for the services of the Sub-Adviser. For the fiscal years ended July 31, 1997, July 31, 1996 and July 31, 1995, Pacific Century paid sub-advisory fees to the predecessor sub-adviser in the amount of $141,522, $29,567 and $4,728, respectively, for services provided to New Asia.

                  The Sub-Adviser is a California limited liability company.

                  The Sub-Advisory Agreement will continue in effect beyond its initial two year term provided its continuance is approved annually in the same manner as the Advisory Agreement. The Sub-Advisory Agreement may be terminated at any time without penalty on 60 days' written notice by either party, by the Board of Trustees or by the vote of a majority of the Fund's outstanding voting securities. The Sub-Advisory Agreement will terminate automatically if assigned.

                  Administrator and Distributor. The Trust has retained BISYS as administrator and distributor on behalf of each of its Funds. See, "Management, Advisory and Other Services" in the applicable Prospectus.

                  Under the Administration Agreement with the Trust, BISYS, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by Pacific Century. For expenses assumed and services provided as administrator pursuant to the Administration Agreement, BISYS is entitled to receive a fee from the Funds, computed daily and paid monthly, at an annual rate equal to 0.20% of the average daily net assets of each Fund. The following table sets forth the aggregate fees paid, after giving effect to fee waivers, as applicable, by each Fund to BISYS for services provided pursuant to the Administration Agreement for the fiscal years ended July 31, 1997, July 31, 1996 and July 31, 1995:

                           Compensation Paid to BISYS
                       Under the Administration Agreement


                                         Aggregate Fees Paid           Aggregate Fees            Aggregate Fees
                                                under                    Paid under                Paid under
                                            Administration             Administration            Administration
                                            Agreement for              Agreement for             Agreement for
                                          Fiscal Year Ended          Fiscal Year Ended         Fiscal Year Ended
                                            July 31, 1997              July 31, 1996             July 31, 1995
            Fund                           (after waiver)             (after waiver)            (after waiver)
            ----                           --------------             --------------            --------------
Diversified Fixed Income Fund                  $231,432                   $216,788                 $ 52,202*
Growth and Income Fund                         $153,729                   $100,430                 $ 40,700*
Growth Stock Fund                              $299,912                   $270,656                 $169,099
New Asia Growth Fund                           $ 24,883                   $  8,807                 $  1,405*
Short Intermediate U.S. Treasury               $ 35,823                   $ 30,800                 $ 33,598
 Securities Fund
Tax-Free Securities Fund                       $486,348                   $457,502                 $310,511*
Tax-Free Short Intermediate                    $ 58,644                   $ 60,810                 $ 44,970*
 Securities Fund
U.S. Treasury Securities Fund                  $ 38,792                   $ 45,683                 $ 93,618

* Period from commencement of operations through July 31, 1995. Diversified Fixed Income Fund, Growth and Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund commenced operations on October 14, 1994. New Asia Growth Fund commenced operations on February 15, 1995.

                  BISYS has entered into a Distribution Agreement with the Trust pursuant to which it has the responsibility of distributing shares of the Funds. For its services, BISYS is entitled to a distribution fee, as set forth in the Distribution and Shareholder Service Plans for each of the Class A and Class B shares ("Class A Distribution Plan" and "Class B Distribution Plan," respectively). The Class A Distribution Plan and the Class B Distribution Plan have been adopted pursuant to Rule 12b-1 under the 1940 Act. See "Distribution and Shareholder Service Plans" below.

                  Transfer Agent. Administrative Data Management Corporation ("ADM"), serves as Transfer Agent for each of the Funds.

                  Code of Ethics. The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (the "Code"). The Code restricts the investing activities of Fund officers, Trustees and advisory persons and, as described below, imposes additional, more onerous restrictions on Fund investment personnel.

                  All persons covered by the Code are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment. In addition, all persons covered by the Code are prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case may be), or is being considered for purchase or sale, by a Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of a Fund within periods of trading by the Fund in the same security and a ban on short-term trading in securities.


                   DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

                  As indicated above, the Trust has adopted for the Class A and Class B shares of each of the Funds the Class A Distribution Plan and the Class B Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. The Class A Distribution Plan and the Class B Distribution Plan of each of the Funds were adopted by the Board of Trustees, including a majority of the trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to the Distribution Plans (the "Qualified Trustees"). The Class A Distribution Plan provides that with respect to the Class A shares, BISYS is entitled to receive a fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of the Fund attributable to the Fund's Class A shares. The Class B Distribution Plan provides that with respect to the Class B Shares, BISYS is entitled to receive a fee in an amount not to exceed on an annual basis 1.00% of the average daily net asset value of the Fund attributable to the Fund's Class B shares. The distribution fee compensates BISYS for the following: (a) payments BISYS makes to banks and other institutions and industry professionals, such as broker/dealers, including Pacific Century, BISYS and their affiliates or subsidiaries, pursuant to an agreement in connection with providing sales and/or administrative support services to the holders of a Fund's Class A and Class B shares; or (b) payments to financial institutions and industry professionals (such as insurance companies, investment counselors, and BISYS' affiliates and subsidiaries) in consideration for the distribution services provided and expenses assumed in connection with distribution assistance, including, but not limited to, printing and distributing prospectuses to persons other than current Class A and Class B shareholders of a Fund, printing and distributing advertising and sales literature and reports to Class A and Class B shareholders in connection with the sale of a Fund's shares, and providing personnel and communication equipment used in servicing shareholder accounts and prospective Class A and Class B shareholder inquiries.

                  The distribution fees shall be paid to BISYS only to compensate or to reimburse it for actual payments or expenses incurred as described above. The distribution fees paid by the Funds to BISYS for services provided under the Class A Distribution Plan for the fiscal year ended July 31, 1997, restated to reflect fee waivers, are set forth in the table below. The Class B shares had not yet been publicly offered as of the date of this Statement of Additional Information. Accordingly, no distribution fees have been paid to BISYS to date under the Class B Distribution Plan.

      Distribution Fees Paid to BISYS Under the Class A Distribution Plan


                                                     Aggregate Distribution
                                                      Fees Paid for Fiscal
                                                    Year Ended July 31, 1997
           Fund                                          (after waiver)
           ----                                          --------------
Diversified Fixed Income Fund                               $ 2,805
Growth and Income Fund                                      $ 5,247
Growth Stock Fund                                           $16,369
New Asia Growth Fund                                        $ 6,793
Short Intermediate U.S. Treasury Securities Fund            $ 1,865
Tax-Free Securities Fund                                    $ 3,161
Tax-Free Short Intermediate Securities Fund                 $ 1,996
U.S. Treasury Securities Fund                               $ 2,630

                  The Class A Distribution Plan and Class B Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Agreements related to the Distribution Plans also must be approved by such vote of the Trustees and the Qualified Trustees. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. The Distribution Plans relating to a Fund may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the proper Fund, and no material amendment to the Distribution Plans may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.


                     CALCULATION OF YIELD AND TOTAL RETURN

                  As indicated in the Prospectuses, the Funds may advertise certain yield information. As and to the extent required by the Commission, yield will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = 2[((a-b)cd)+1)(6)-1], where a = dividends and interest earned during the period;

b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of the Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Funds' net investment income. For purposes of sales literature, yield on Class A shares also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

                  The tax-equivalent yield for the Tax-Free Funds also may be computed by dividing that portion of the yield of the Funds which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Funds that is not tax-exempt.

                  The yield for the Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

                  In addition, investors should recognize that changes in the net asset values of shares of the Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Funds may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

                  As indicated in the Prospectuses, the Funds may advertise certain total return information. As and to the extent required by the Commission, an average annual compound rate of return ("T") will be computed by using the value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)(n) = ERV. Aggregate total return will be calculated similarly to average annual total return except that the return figure is aggregated over the relevant period rather than annualized. In addition, as indicated in the Prospectuses, the Funds may also, at times, calculate total return of Class A shares based on net asset value per share (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a Volume Discount) was assessed, provided that total return data for the Class A shares derived pursuant to the calculation described above also are presented.

                  From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

                  From time to time, the Trust may also quote the Funds' performance in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, indices of bonds, stocks or government securities, and other mutual funds or mutual fund portfolios with comparable investment objectives and policies. This information may be based on data relating to various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation or data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, USA Today, Fortune, CDA/Wiesenberger, Ibbotson Associates, Inc., Morningstar and local newspapers and periodicals.

                  The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The U.S. Treasury Securities Fund, the Short Intermediate U.S. Treasury Securities Fund, the Diversified Fixed Income Fund, the Tax-Free Securities Fund or the Tax-Free Short Intermediate Securities Fund also may be compared, in reports and promotional literature, to the Consumer Price Index, the Salomon One Year Treasury Benchmark Index, the Ten Year U.S. Government Bond Average, S&P's Corporate Bond Yield Averages, the Schabacker Investment Management Indices, the Salomon Brothers High Grade Bond Index, the Lehman Brothers Long-Term High Quality Government/Corporate Bond Index, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, and Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts). This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA/Wiesenberger or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

                  The Trust also may discuss in advertising and other types of literature that one or more of the Funds has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

                  Set forth below is total return and yield information for the Class A, Class B and Class Y shares of the Funds, other than Balanced Fund, which has not yet commenced operations as of the date of this Statement of Additional Information. Information for Class B shares of the Funds is based on the information for the Class A Shares (adjusted for deferred sales loads, because these shares were not offered until March 1998. Information for Class B shares of the Funds has not been adjusted for expenses applicable to the Class B shares, specifically the difference in 12b-1 fees charged to Class A and Class
B shares. Future performance for Class B shares will be affected by the difference in 12b-1 fees charged.

                         Diversified Fixed Income Fund

The average annual and aggregate total return for the Diversified Fixed Income Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, as applicable, and prior to commencement of operations of the Fund's Class A, B and Y shares. (See note "*"). Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


                                            Class A*                    Class B*                          Class Y*
                               -----------------------------  ------------------------------   -------------------------------
                                              Redeemable                         Redeemable                       Redeemable
                               Expressed as    value of a     Expressed as       value of a    Expressed as        value of a
                               a percentage   hypothetical     a percentage     hypothetical   a percentage      hypothetical
                                based on a       $1000         based on a          $1000       based on a            $1000
                               hypothetical   investment      hypothetical      investment     hypothetical       investment
                                   $1000      at the end of       $1000        at the end of      $1000          at the end of
       Period                   investment     the period      investment        the period     investment         the period
       ------                   ----------    ------------     ----------        ----------     ----------         ----------
                                                               Average Annual Total Return
                                                    (including maximum applicable sales charge)**
One Year Ended January 31, 1998       5.90%       $1,059            5.35%          $1,054          10.56%            $1,106

Five Years ended January 31, 1998     5.57         1,311            6.13            1,346           6.81              1,390

Ten Years ended January 31, 1998      7.51         2,063            7.95            2,149           8.27              2,214

                                                                 Aggregate Total Return
                                                    (including maximum applicable sales charge)**

One Year Ended January 31, 1998       5.90%       $1,059            5.35%          $1,054          10.56%            $1,106

Five Years ended January 31, 1998    31.13         1,311           34.65            1,346          39.01              1,390

Ten Years ended January 31, 1998    106.29         2,063          114.90            2,149         121.35              2,214

Inception (October 31, 1977)        120.62         2,206          129.59            2,296         142.81              2,428
to January 31, 1998

                                                                         Yield
                                                    (including maximum applicable sales charge)**

30 Days Ended January 31, 1998        4.93%                         N/A                             5.38%


-------------------

* Class A and Class Y shares of the Fund commenced operations on October 14, 1994. The Class B shares of the Fund commenced operations on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.

                             Growth and Income Fund

The average annual and aggregate total return for the Growth and Income Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, as applicable, and prior to commencement of operations of the Fund's Class A, B and Y shares. (See note "*"). Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.




                                            Class A*                    Class B*                         Class Y*
                               -----------------------------  ------------------------------   -------------------------------
                                              Redeemable                         Redeemable                       Redeemable
                               Expressed as    value of a     Expressed as       value of a    Expressed as        value of a
                               a percentage   hypothetical     a percentage     hypothetical   a percentage      hypothetical
                                based on a       $1000         based on a          $1000       based on a            $1000
                               hypothetical   investment      hypothetical      investment     hypothetical       investment
                                   $1000      at the end of       $1000        at the end of      $1000          at the end of
       Period                   investment     the period      investment        the period     investment         the period
       ------                   ----------    ------------     ----------        ----------    ----------         ----------
                                                               Average Annual Total Return
                                                       (including maximum applicable sales charge)**
One Year Ended January 31, 1998     22.25%      $1,223            22.32%            $1,223       27.68%             $1,277
Five Years ended January 31, 1998   15.68        2,071            16.41              2,138       16.90              $2,183
Ten Years ended January 31, 1998    13.63        3,589            14.09              3,737       14.36              $3,826

                                        Aggregate Total Return
                             (including maximum applicable sales charge)**

One Year Ended January 31, 1998     22.25%      $1,223            22.32%            $1,223       27.68%             $1,277
Five Years ended January 31, 1998  107.15        2,071           113.77              2,138      118.31              $2,183
Ten Years ended January 31, 1998   258.86        3,589           273.66              3,737      282.60              $3,826
Inception (October 31, 1977) to
January 31, 1998                   689.70        7,897           723.16              8,232      764.62               8,646
                                                 Yield
                             (including maximum applicable sales charge)**

30 Days Ended January 31, 1998    0.26%                            N/A                                                0.51%
-------------------


* The Class A and Class Y Shares of the Fund commenced operations on October 14, 1994. The Class B shares of the Fund commenced operations on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0% There is no sales charge imposed in connection with the purchase of Class Y shares.

                               Growth Stock Fund

The average annual and aggregate total return for the Growth Stock Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, as applicable, and prior to commencement of operations of the Fund's Class A, B and Y shares. (See note "*"). Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.



                                            Class A*                    Class B*                          Class Y*
                               -----------------------------  ------------------------------   -------------------------------
                                              Redeemable                         Redeemable                       Redeemable
                               Expressed as    value of a     Expressed as       value of a    Expressed as        value of a
                               a percentage   hypothetical     a percentage     hypothetical   a percentage      hypothetical
                                based on a       $1000         based on a          $1000       based on a            $1000
                               hypothetical   investment      hypothetical      investment     hypothetical       investment
                                   $1000      at the end of       $1000        at the end of      $1000          at the end of
       Period                   investment     the period      investment        the period     investment         the period
       ------                   ----------    ------------     ----------        ----------     ----------         ----------
                                                             Average Annual Total Return
                                                     (including maximum applicable sales charge)**
One Year Ended January 31, 1998      19.71%       $1,197           19.70%          $1,197           24.98%           $1,250
Five Years ended January 31, 1998    14.98         2,010           15.70            2,073           16.18             2,117
Ten Years ended January 31, 1998     14.69         3,938           15.18            4,109           15.48             4,218

                                                              Aggregate Total Return
                                                     (including maximum applicable sales charge)**

One Year Ended January 31, 1998      19.71%       $1,197           19.70%          $1,197           24.98%           $1,250
Five Years ended January 31, 1998   100.96         2,010          107.33            2,073          111.67             2,117
Ten Years ended January 31, 1998    293.78         3,938          310.93            4,109          321.76             4,218
Inception (October 31, 1977) to
January 31, 1998                    985.32        10,853        1,026.54           11,265        1,093.56            11,935

                                                                     Yield
                                                     (including maximum applicable sales charge)**

30 Days Ended January 31, 1998      N/A                              N/A                           N/A
-------------------


* The Class A shares of the Fund commenced operations on November 1, 1993. The Class B shares of the Fund commenced operations on March 2, 1998. The Class Y shares of the Fund commenced operations on October 14, 1994.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.

                   Short Intermediate U.S. Treasury Securities Fund
             ------------------------------------------------------------
                       Class A*                         Class Y*
             ----------------------------    ----------------------------
                              Redeemable                      Redeemable
             Expressed as     value of a     Expressed as     value of a
             a percentage    hypothetical    a percentage    hypothetical
              based on a        $1000         based on a        $1000
             hypothetical     investment     hypothetical     investment
                 $1000      at the end of       $1000       at the end of
  Period      investment      the period      investment      the period
  ------     ------------   -------------    ------------   -------------
                          Average Annual Total Return
                 (including maximum applicable sales charge)**

One Year
Ended January 31,
1998               5.56%        $1,056            8.28%         $1,083

Inception*
to January 31,
1998               3.87          1,170            4.67           1,208

                             Aggregate Total Return
                 (including maximum applicable sales charge)**

One Year
Ended January 31,
1998               5.56%        $1,056            8.28%         $1,083

Inception*
to January 31,
1998              17.00          1,170           20.79           1,208

                                     Yield
                 (including maximum applicable sales charge)**

30 Days
Ended January 31,
1998               4.53%                          4.89%

                                                  New Asia Growth Fund
               -------------------------------------------------------------------------------------------
                         Class A*                        Class B*                       Class Y*
               ----------------------------    ----------------------------   ----------------------------
                                                                Redeemable                     Redeemable
                                Redeemable                      value of a                     value of a
               Expressed as     value of a     Expressed as    hypothetical   Expressed as    hypothetical
               a percentage    hypothetical    a percentage       $1000       a percentage       $1000
                based on a        $1000         based on a      investment     based on a      investment
               hypothetical     investment     hypothetical     at the end    hypothetical     at the end
                  $1000       at the end of       $1000             of            $1000             of
  Period        investment      the period      investment      the period    investment      the period
  ------        ----------      ----------      ----------      ----------    ----------      ----------
One Year
Ended January 31,
1998              (36.97)%         $630           (36.43)%         $636         (33.36)%         $666

Inception*
to January 31,
1998               (5.45)           847            (4.58)           870          (3.53)           899

                                                Aggregate Total Return
                                    (including maximum applicable sales charge)**

One Year
Ended January 31,
1998              (36.97)%         $630           (36.43)%         $636         (33.36)%         $666

Inception*
to January 31,
1998              (15.32)           847           (12.97)           870         (10.10)           899

                                                      Yield
                                   (including maximum applicable sales charge)**

30 Days
Ended January 31,
1998                   N/A                           N/A                            N/A


-----------------------


* Short Intermediate U.S. Treasury Securities Fund commenced operations of its Class A shares on November 1, 1993 and its Class Y shares on October 14, 1994. The New Asia Growth Fund commenced operations of its Class A and
   Class Y shares on February 15, 1995 and its Class B shares on March 2, 1998.

** The maximum applicable sales charge on the Class A shares of the Short-Intermediate U.S. Treasury Securities Fund is 2.25%. The maximum applicable sales charge on the Class A shares of the New Asia Growth Fund is 5.25%. The maximum deferred sales charge on Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares of either Fund.

                            Tax Free Securities Fund

The average annual and aggregate total return for the Tax Free Securities Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, as applicable, and prior to commencement of operations of the Fund's Class A, B and Y shares. (See note "*"). Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.




                                            Class A*                    Class B*                          Class Y*
                               -----------------------------  ------------------------------   -------------------------------
                                              Redeemable                         Redeemable                       Redeemable
                               Expressed as    value of a     Expressed as       value of a    Expressed as        value of a
                               a percentage   hypothetical     a percentage     hypothetical   a percentage      hypothetical
                                based on a       $1000         based on a          $1000       based on a            $1000
                               hypothetical   investment      hypothetical      investment     hypothetical       investment
                                   $1000      at the end of       $1000        at the end of      $1000          at the end of
       Period                   investment     the period      investment        the period     investment         the period
       ------                   ----------    ------------     ----------        ----------    ----------         ----------
                                                               Average Annual Total Return
                                                      (including maximum applicable sales charge)**

One Year Ended January 31, 1998     4.91%        $1,049            4.30%           $1,043           9.75%           $1,098

Five Years ended January 31, 1998   5.40          1,301            5.94             1,334           6.59             1,376

Ten Years ended January 31, 1998    6.78          1,927            7.21             2,006           7.51             2,063

                                                                  Aggregate Total Return
                                                      (including maximum applicable sales charge)**

One Year Ended January 31, 1998     4.91%        $1,049            4.30%           $1,043           9.75%           $1,098

Five Years ended January 31, 1998  30.08          1,301           33.44             1,334          37.59             1,376

Ten Years ended January 31, 1998   92.71          1,927          100.61             2,006         106.29             2,063

Inception (October 31, 1997)
to January 31, 1998                76.72          1,767           84.09             1,840          94.25             1,942


                                                                           Yield
                                                      (including maximum applicable sales charge)**

30 Days Ended January 31, 1998      4.01%                          N/A                              4.43%
-------------------


* The Class A and Class Y shares of the Fund commenced operations on October 14, 1994. The Class B shares of the Fund commenced operations on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.

                  Tax Free Short Intermediate Securities Fund

The average annual and aggregate total return for the Tax Free Short-Intermediate Securities Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, as applicable, and prior to commencement of operations of the Fund's Class A and Y shares. (See note "*"). Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


                                                Class A*                              Class Y*
                                     ------------------------------        ------------------------------
                                                         Redeemable                           Redeemable
                                     Expressed as        value of a        Expressed as       value of a
                                     a percentage       hypothetical       a percentage      hypothetical
                                      based on a           $1000            based on a          $1000
                                     hypothetical        investment        hypothetical       investment
                                        $1000          at the end of          $1000         at the end of
     Period                           investment         the period         investment        the period
     ------                           ----------         ----------         ----------        ----------

                                                       Average Annual Total Return
                                              (including maximum applicable sales charge)**
One Year Ended July 31, 1997              2.71%            $1,027               5.36%            $1,054

Five Years ended July 31, 1997            3.10%            $1,165               3.91%            $1,211

Inception (March 31, 1988)
to July 31, 1997                          4.33%            $1,485               4.87%            $1,559

                                                         Aggregate Total Return
                                             (including maximum applicable sales charge)**

One Year Ended July 31, 1997              2.71%            $1,027               5.36%            $1,054

Five Years ended July 31, 1997           16.49%            $1,165              21.13%            $1,211

Inception (March 31, 1988)
to July 31, 1997                         48.53%            $1,485              55.96%            $1,560

                                                                    Yield
                                                (including maximum applicable sales charge)**

30 Days Ended July 31, 1997               3.05%                                 3.37%
-------------------

* The Class A and Class Y shares of the Fund commenced operations on October 14, 1994.

** The maximum applicable sales charge on the Class A shares is 2.25%. There is no sales charge imposed in connection with the purchase of Class Y Shares.

                         U.S. Treasury Securities Fund

The average annual and aggregate total return for the U.S. Treasury Securities Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to December 31, 1984, as applicable, and prior to commencement of operations of the Fund's Class A and Y shares. (See note "*"). Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


                                                Class A*                              Class Y*
                                     ------------------------------       ------------------------------
                                                         Redeemable                           Redeemable
                                     Expressed as        value of a       Expressed as        value of a
                                     a percentage       hypothetical      a percentage       hypothetical
                                      based on a           $1000           based on a           $1000
                                     hypothetical        investment       hypothetical        investment
                                        $1000          at the end of          $1000         at the end of
         Period                       investment         the period        investment         the period
         ------                       ----------         ----------        ----------         ----------

                                                          Average Annual Total Return
                                                (including maximum applicable sales charge)**
One Year Ended July                       4.33%             $1,043             8.92%             $1,089
31, 1997
Five Years ended July                     5.09%             $1,282             6.17%             $1,349
31, 1997
Ten Years ended July                      7.09%             $1,984             7.72%             $2,105
31, 1997
                                                              Aggregate Total Return
                                                  (including maximum applicable sales charge)**

One Year Ended July                       4.33%             $1,043             8.92%             $1,089
31, 1997
Five Years ended July                    28.20%             $1,282            34.90%             $1,349
31, 1997
Ten Years ended July                     98.37%             $1,984           110.45%             $2,105
31, 1997
Inception (December                     175.72%             $2,757           194.16%             $2,942
31, 1984) to July 31,
1997
                                                                     Yield
                                                 (including maximum applicable sales charge)**
30 Days Ended July 31,                    4.87%                                5.32%
1997
-------------------

* The Class A Shares of the Fund commenced operations on November 1, 1993 and the Class Y shares commenced operations on October 14, 1994.

** The maximum applicable sales charge on the Class A shares is 4.0%.  There is no sales charge imposed in connection with the purchase of Class Y shares.
                                       40

                        DETERMINATION OF NET ASSET VALUE

                 Net asset value per share of the Class A and Class B shares for each Fund is determined on each day that the New York Stock Exchange (the "Exchange") is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

                 Securities of the Funds for which market quotations are available are valued at latest reported prices. Securities of the Funds for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System are valued at last reported sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on the mean between the bid and asked prices. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Funds, other than debt securities maturing in 60 days or less, are valued at the mean between the bid and asked prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange, or, in the absence of any sale on the valuation date, at mean between the bid and asked prices. Options not listed on a national exchange are valued at the mean between the bid and asked prices. Quotation of foreign securities in a foreign currency shall be converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer. Foreign currency exchange contracts shall be valued at the current cost of covering or offsetting such contracts.

                 In all cases, bid prices will be furnished by reputable independent pricing services approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by Pacific Century in accordance with procedures adopted by the Trustees and subject to ratification by the Trustees. If Pacific Century is unable to make such a determination in accordance with such procedures, the securities and assets will be valued at fair value as determined in good faith by the Trustees.


                               PURCHASE OF SHARES

         Reference is made to "How to Purchase Class A and Class B Shares" and "How to Purchase Class Y Shares" in the Prospectuses for certain information as to the purchase of Fund shares.

         Each Fund offers three classes of shares: Shares of Class A are sold with an initial sales charge, shares of Class B are sold with a CDSC and shares of Class Y are sold to eligible investors without a sales charge. Class A and Class B shares each have exclusive
                                       41
voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the distribution fees are paid. Class B shares automatically convert to Class A shares after approximately eight years. See "Conversion of Class B shares to Class A shares."

         Class Y shareholders of any Fund who terminate their qualified trust account, employee benefit account or other qualifying relationship with an institution are no longer eligible to make additional investments in a Fund's Class Y shares. The Board of Trustees has approved an automatic conversion feature whereby Class Y shares held by shareholders who have terminated their qualifying relationship on or after February 15, 1997 will be converted to Class A shares of the same Fund on the basis of the relative net asset values of the shares of the two classes on the conversion date, without incurring any fee, sales load or other charge. As Class A shareholders in a Fund, such former Class Y shareholders will be able to reinvest dividends and distributions relating to their shareholdings, but will be subject to the higher expenses associated with Class A shares. A conversion of Class Y shares for Class A shares will be a tax-free transaction for any Class Y shareholder involved in such conversion. Class Y shareholders who plan to terminate their qualified trust account, employee benefit account or other qualifying relationship and who do not wish to have their holdings converted to Class A shares may choose to redeem their shares.

         Class Y shareholders whose qualified trust account, employee benefit account or other qualifying relationship was terminated prior to February 15, 1997 are permitted to remain as Class Y shareholders; however, such shareholders may not make additional purchases of Class Y shares, nor may such shareholders reinvest dividends and distributions in respect of their Class Y shareholdings.


                              REDEMPTION OF SHARES

                 Reference is made to the sections in the Prospectus(es) entitled "How to Redeem Class A and Class B Shares" and "How to Redeem Class Y Shares." The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust uses the following procedures to process telephone redemptions: (1) obtaining some or all of the following information: account number, name(s), social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.


                             PORTFOLIO TRANSACTIONS

                 The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. In connection with its duties to arrange for the purchase and sale of each Fund's portfolio securities, Pacific Century will select such broker-dealers ("Broker-Dealers") as will, in Pacific Century's judgment, implement the policy of the Trust to achieve quality execution at the most favorable prices through responsible Broker-Dealers, and in the case of agency transactions, at competitive commission rates. Pacific Century shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless Pacific Century determines that better price or execution may be obtained by paying such commissions.

In allocating transactions to Broker-Dealers, Pacific Century is authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission where it is believed that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, Pacific Century has adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934, permitting Pacific Century to cause a Fund to pay commission rates in excess of those another Broker-Dealer would have charged if Pacific Century determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or Pacific Century's overall responsibilities as to the accounts over which it exercises investment discretion. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. If, on the foregoing basis, the transaction in question could be allocated to two or more Broker-Dealers, Pacific Century is authorized, in allocating portfolio trades, to consider whether a Broker-Dealer has sold shares of the Trust or any other investment company or companies having Pacific Century as its investment adviser or having the same administrator or principal underwriter as the Trust.

                 Each year, Pacific Century assesses the contribution of the brokerage and research services provided by the Broker-Dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, and various investment committees each seek to evaluate the brokerage and research services they receive from BrokerDealers and make judgments as to the level of business which would recognize such services. In addition, Brokers-Dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a Broker-Dealer excluded from receiving business from Pacific Century because it has not been identified as providing research services.

                 Purchases and sales of securities by U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund usually will be principal transactions. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, debt securities, taxable money market securities and over the counter equities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

                 Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                 BISYS and certain affiliates of the Sub-Adviser are registered broker-dealers. From time to time, a portion of a Fund's brokerage transactions may be conducted with such broker-dealers, subject to the criteria for allocation of brokerage described above. The Trust's Board of Trustees has adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such broker-dealers are fair and reasonable.

                 As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. Accordingly, while each Fund anticipates that its annual portfolio turnover rate should not exceed 100%, under normal conditions, it is impossible to predict portfolio turnover rates. A high portfolio turnover rate involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when Pacific Century deems portfolio changes appropriate.

                 For the fiscal years ended July 31, 1997, July 31, 1996 and July 31, 1995, purchase and sale transactions by U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund did not involve brokerage commissions. The total brokerage commissions paid by Growth and Income Fund, Growth Stock Fund and New Asia Growth Fund for the fiscal years ended July 31, 1997, July 31, 1996 and July 31, 1995, are set forth in the table below:


                  Brokerage Commissions Paid By Certain Funds
                  -------------------------------------------

                                             Total                      Total                      Total
                                           Commission                Commission                  Commission
                                        Paid for Fiscal            Paid for Fiscal            Paid for Fiscal
                                           Year Ended                Year Ended                  Year Ended
               Fund                      July 31, 1997              July 31, 1996              July 31, 1995
               ----                      -------------              -------------              -------------
Growth and Income                           $237,637                 $269,961.90                $37,693.60*
Fund
Growth Stock Fund                           $241,913                 $355,375.96               $130,066.20
New Asia Growth                             $243,253                 $ 95,781.41                $21,682.82*
Fund

--------------------

* Period from commencement of operations through July 31, 1995. Growth and Income Fund commenced operations on October 14, 1994. New Asia Growth Fund commenced operations on February 15, 1995.

With respect to the Growth and Income Fund, the total amount of commissions paid by the Fund for the fiscal year ended July 31, 1997 differed materially from the amount paid by the Fund for the fiscal year ended July 31, 1995 because the Fund increased in size by more than 150% during that period. As a result, the size of the transactions and the number of transactions were also increased. With respect to the New Asia Growth Fund, the total amount of commissions paid by the Fund for the fiscal year ended July 31, 1997 differed materially from the amount paid by the Fund for the fiscal year ended July 31, 1995 because the Fund more than doubled in size during that period, and because of volatility in the South East Asian market. As a result, the number of transactions were also increased.

                  For the fiscal years ended July 31, 1997, July 31, 1996, and the period February 15, 1995 (commencement of operations) to July 31, 1995, the New Asia Growth Fund paid brokerage commissions of $10,992, $7,457, and $1,600, respectively, to Credit Lyonnais Securities, an affiliate of Credit Lyonnais, which served as Sub-Adviser to the New Asia Growth Fund until July 31, 1997. Nicholas-Applegate, the current Sub-Adviser to the New Asia Growth Fund is not affiliated with any Broker-Dealer which effects portfolio transactions for the Funds. For the fiscal year ended July 31, 1997, the percentage of the Funds' aggregate brokerage commissions paid to Credit Lyonnais Securities was 4.5%, and the percentage of the Funds' aggregate dollar amount of transactions involving the payment of commissions effected through Credit Lyonnais Securities was 8.54%.

                 The percentage of total portfolio transactions placed with, and related commissions paid to, firms which provided research, statistical, or other services to Pacific Century in connection with the management of the Funds, or in some cases, to the Funds, for the fiscal year ended July 31, 1997 are set forth below:


                  Fund                                Percentage of Total                    Total Commissions Paid to
                  ----                              Portfolio Transactions                     Provider of Research,
                                                    ----------------------                    Statistical and Other
                                                                                                    Services
                                                                                                    --------
Growth Stock Fund                                            100%                                    $209,198
Growth and Income Fund                                       100%                                    $151,532


                 The portfolio turnover rates for each Fund for the fiscal years ended July 31, 1997 and July 31, 1996 are set forth in the table below:

                     Portfolio Turnover Rates Of The Funds
                     -------------------------------------

                                                            Year                                Year
                    Fund                            Ended July 31, 1997                  Ended July 31, 1996
                    ----                            -------------------                  -------------------
Diversified Fixed Income Fund                              80.98%                              58.86%
Growth and Income Fund                                     74.83%                              80.83%
Growth Stock Fund                                          32.20%                              61.30%
New Asia Growth Fund                                      134.89%                              86.53%
Short Intermediate U.S.                                    51.56%                              47.17%
Treasury Securities Fund
Tax-Free Securities Fund                                   11.07%                              24.78%
Tax-Free Short Intermediate                                29.46%                              54.70%
Securities Fund
U.S. Treasury Securities Fund                              44.90%                              15.75%

                      FEDERAL AND HAWAIIAN TAX INFORMATION

                 The Prospectus describes generally the federal and certain Hawaiian tax treatment of distributions by the Funds. This section of the SAI includes certain additional information concerning federal and Hawaiian income taxes.

                 Qualification as a "regulated investment company" under the Code generally requires, among other things, that (a) at least 90% of each Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends, gains from the sale or other disposition of securities or options thereon, and certain related income; (b) for tax years beginning on or before August 5, 1997, each Fund derives less than 30% of its gross income from gains from the sale or other disposition of securities or options thereon, or certain other financial investments, held for less than three months; and (c) each Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As regulated investment companies, the Funds will not be subject to federal income tax on their net investment income and net capital gains distributed to their shareholders, provided that they distribute to their shareholders at least 90% of their net investment income and tax-exempt income earned in each year.

                 A 4% nondeductible excise tax will be imposed on each Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. This excise tax would not apply to tax-exempt income of the Tax-Free Funds. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year (and also will be taxable to shareholders in such year) if the dividend is actually paid in the following January. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

                 Income and dividends received by any of the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. Because each of Balanced Fund, Growth and Income Fund, Growth Stock Fund, Diversified Fixed Income Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund is expected to limit their investment in foreign securities, these Funds will not be eligible to elect to "pass through" foreign tax credits to shareholders. New Asia Growth Fund invests primarily in foreign securities. If more than 50% in value of New Asia Growth Fund's total assets at the close of its taxable year consists of securities of foreign corporations, New Asia Growth Fund will be eligible and intends to file an election with the Internal Revenue Service pursuant to which shareholders of New Asia Growth Fund will be required to include their proportionate shares of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from New Asia Growth Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. New Asia Growth Fund will report annually to its shareholders the amount per share of such withholding taxes.


                 Gains or losses on sales of portfolio securities by a Fund will be mid-term or long-term capital gains or losses if the securities have been held by it for more than one year or more than 18 months, respectively, except in certain cases where a Fund acquires a put or writes a call thereon or otherwise engages in a transaction that "tolls" the Fund's holding period. Other gains or losses on the sale of securities will be short-term capital gains or losses. The amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

                 A capital gains distribution or dividend will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution would be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal tax purposes.

                 If a shareholder exchanges or otherwise disposes of shares of the Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

                 Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

                 If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, such Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

                 If securities are sold by a Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased. The requirement (which applies solely to tax years beginning on or before September 5, 1997) that each Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Fund's ability to write options.

                 The amount of any gain or loss realized by a Fund on closing out a futures contract will generally result in a realized capital gain or loss for tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the marked to market rule and the "60%/40%" rule. Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g. debt instruments and stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

                 Currency transactions may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

                 Class B Shareholders. No gain or loss will be recognized by a shareholder upon the conversion of Class B shares to Class A shares.

                 Foreign Shareholders. Under the Code, distributions of net investment income (including distributions of short-term capital gains) by a Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at the rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gains derived by non-resident aliens or foreign entities that are not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year (in which case the individual may be treated as a U.S. resident in any event).

                 Other Matters. Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

Special Tax Considerations For New Asia Growth Fund

                 Due to investment laws in certain developing countries in Asia, it is anticipated that New Asia Growth Fund's investments in equity securities in such countries will consist primarily of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships. New Asia Growth Fund may invest up to 10% of its total assets in securities of closed-end investment companies. If New Asia Growth Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, New Asia Growth Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. federal income tax purposes. New Asia Growth Fund may be subject to U.S. federal income tax, and an additional tax in the nature of interest, on a portion of the distributions from such a company and on gain from the disposition of the shares of such company (collectively referred to as "excess distributions"), even if such excess distributions are paid by New Asia Growth Fund as a dividend to its shareholders. New Asia Growth Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause New Asia Growth Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, New Asia Growth Fund may elect to "mark-to-market" at the end of each taxable year all shares that it holds in PFICs. If it makes this election, New Asia Growth Fund will recognize as ordinary income any increase in the value of such shares. Unrealized losses, however, will not be recognized. By making the mark-to-market election, New Asia Growth Fund can avoid imposition of the interest charge with respect to its distributions from PFICs, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.

Special Tax Considerations for the Tax-Free Funds.

                 Federal -- The portion of total dividends paid by the Tax-Free Funds with respect to any taxable year that qualifies for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the Tax-Free Funds to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Tax-Free Funds assets, respectively, must consist of tax-exempt securities. In addition, the Tax-Free Funds must distribute 90% of the aggregate interest excludable from gross income (net of non-deductible expenses) and 90% of the investment company taxable income earned by it during the taxable year. Not later than 60 days after the close of its taxable year, the Tax-Free Funds will notify each shareholder of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by such Funds during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. In addition, market discount earned on tax-exempt obligations will not qualify as tax-exempt income.

                 The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals and corporations at the applicable tax rates. Further, exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income. Except for temporary defensive purposes, the Trust will not invest in the types of Municipal Obligations which would give rise to interest that would be treated as a preference subject to alternative minimum taxation if more than 20% of its net assets would be so invested, and may refrain from investing in that type of bond completely.

                 In addition, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.

                 Shareholders who may be "substantial users" (or related persons of substantial users) with respect to municipal securities held by the Tax-Free Funds should consult their tax advisers to determine whether exempt-interest dividends paid by the Funds with respect to such obligations retain their federal exclusions.

                 Hawaiian Tax Information. The Tax-Free Funds, and dividends and distributions made by the Tax-Free Funds to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for federal income tax purposes. If at the close of each quarter of the Tax-Free Funds' taxable year at least 50% of the value of its total assets consists of obligations the interest on which, if such obligations were held by an individual, would be exempt from Hawaii personal income tax (under either the laws of Hawaii or of the United States), the TaxFree Funds will be entitled to pay dividends to its shareholders which will be exempt from Hawaii personal income tax. Similar exemptions may be available in other states with regard to the portion of tax-exempt dividends attributable to interest exempt from state taxation under federal law. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

                 Interest on Hawaiian Municipal Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, industrial loan companies, financial corporations, and small business investment companies.

                 Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Trust but will be subject to other state and local taxes.

                 Other Matters. Shares of the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from such Funds. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.


                                 CAPITAL STOCK
                 Each Fund is comprised of three classes of shares -- "Class
A", "Class B" and "Class Y" -- each comprised of an unlimited number of units of beneficial interest in the Trust. When certain matters affect one class but not another, the shareholders will vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the advisory agreement is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds. As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Fund means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

                 The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

                 Each share of a class of a Fund represents an equal proportional interest in that Fund or portfolio with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund or portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or portfolio are entitled to receive the assets attributable to that Fund or portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

                 Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

                 As of September 1, 1997 the persons set forth below were known by the Trust to own of record or beneficially 5% or more of the Class A or Class Y shares, as applicable, of the indicated Fund. Unless otherwise indicated, the address of STROBRO, REINCO and HAWCO is Pacific Century Trust, P.O. Box 3170, Honolulu, HI 96802. In addition, unless otherwise indicated, the address of BHC Securities, Inc. is Attn: Mutual Funds, 1 Commerce Street, 2005 Market Street, Suite 12000, Philadelphia, PA 19103.

                                                    Percentage of
                                                   Shares Held of
CLASS Y SHARES                                 Record Or Beneficially
--------------                                 ----------------------
Diversified Fixed Income Securities Fund

STROBRO                                                 47.4%

HAWCO                                                   51.8%

Growth and Income Fund

STROBRO                                                50.7%

HAWCO                                                   45.9%


Growth Stock Fund

REINCO                                                  7.1%

STROBRO                                                 50.0%

HAWCO                                                   39.7%


New Asia Growth Fund

Vanguard Fiduciary Trust Company                        8.4%
P.O. Box 2600
V.M. 421
Valley Forge, PA 19482

HAWCO                                                   42.2%

REINCO                                                  18.8%

STROBRO                                                 26.1%

Short Intermediate U.S. Treasury
Securities Fund


HAWCO                                                   65.8%

REINCO                                                   5.3%

STROBRO                                                 28.6%

Tax-Free Securities Fund

STROBRO                                                 95.2%

Tax-Free Short Intermediate
Securities Fund

STROBRO                                                 86.5%

HAWCO                                                   11.2%


U.S. Treasury Securities Fund

REINCO                                                  87.6%



CLASS A SHARES

Diversified Fixed Income Fund

BHC Securities, Inc.                                    90.9%



Growth and Income Fund

BHC Securities, Inc.                                    86.9%

Growth Stock Fund

BHC Securities, Inc.                                    72.8%

Arrow & Co                                              16.3%


New Asia Growth Fund

Merrill Lynch Pierce Fenner & Smith Incorporated        11.8%
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246

BHC Securities, Inc.                                    84.4%


Short-Intermediate U.S. Treasury
Securities Fund

BHC Securities, Inc.                                    81.3%


Merrill Lynch Pierce Fenner & Smith Incorporated         8.3%
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246


Tax-Free Short Intermediate
Securities Fund

Douglas Philpotts Trustee                               26.8%
c/o Douglas Philpotts
94B Polipoli
Kula, Hawaii 96790

BHC Securities, Inc.                                    61.9%

Wedbush Morgan Securities, Inc.                         8.0%
P.O. Box 71584
Los Angeles, California 90071

Tax-Free Securities Fund

Douglas Philpotts Trustee                               20.7%
c/o Douglas Philpotts
94B Polipoli
Kula, Hawaii 96790

BHC Securities, Inc.                                    18.7%

Elizabeth Godfrey                                       5.0%

Arrow & Co.                                             40.4%
P.O. Box 30010
Durham, Gort Carolina 27702
Wedbush Morgan Securities Inc.                          10.2%

U.S. Treasury Securities Fund

Hugh Shearer Trustee                                    6.3%
P.O. Box 3196
Honolulu, HI  96801

BHC Securities, Inc.                                    73.1%


Merrill Lynch Pierce Fenner & Smith Incorporated        12.0%
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246

                                   CUSTODIAN

                  Bank One Trust Company, N.A. ("Bank One") has been retained to act as Custodian for Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund. Union Bank of California, formerly Mitsubishi ("Bank of California") has been retained as Custodian for New Asia Growth Fund. With regard to each Fund, the relevant Custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of the Fund. For its services as Custodian, each of Bank One and Bank of California, respectively, receives an asset-based fee.


                                     OTHER

                  The Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              INDEPENDENT AUDITORS

                  The financial statements of Pacific Capital Funds as of July 31, 1997, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                  Ernst & Young LLP has been selected as the independent auditors for the Pacific Capital Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain Commission filings. Ernst & Young LLP is located at One Columbus, Suite 2300, 10 West Broad Street, Columbus, Ohio 43215.

                             FINANCIAL INFORMATION

                  Included in this Statement of Additional Information are the audited financial statements for the Class A and Class Y shares of each Fund at July 31, 1997. Financial statements are not provided for Class B shares of each Fund or for Balanced Fund since Class B shares of each Fund and Balanced Fund had not yet commenced operations as of the date of this Statement of Additional Information.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Pacific Capital Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Pacific Capital Funds (comprising, respectively, the Growth Stock Fund, U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Growth and Income Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, and New Asia Growth Fund) as of July 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights presented herein for each of the respective years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Pacific Capital Funds as of July 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights presented herein for each of the respective years or periods in the period ended July 31, 1997, in conformity with generally accepted accounting principles.


                                               /s/ Ernst & Young LLP

Columbus, Ohio
September 12, 1997

PACIFIC CAPITAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 1997

                                                      SHORT INTERMEDIATE
                             GROWTH     U.S. TREASURY   U.S. TREASURY
                             STOCK       SECURITIES       SECURITIES      GROWTH AND
                              FUND          FUND             FUND        INCOME FUND
                          ------------  ------------- ------------------ ------------
        ASSETS:
Investments, at value
 (Cost $125,420,032;
 $22,918,222;
 $26,669,931; and
 $90,175,740,
 respectively)..........  $208,844,861   $24,392,861     $26,968,639     $127,413,189
Interest and dividends
receivable..............       152,073       545,520         383,909          175,774
Receivable for capital
shares issued...........        14,381        13,740          16,616           70,210
Prepaid expenses and
other assets............           --            --               81              291
                          ------------   -----------     -----------     ------------
  Total Assets..........   209,011,315    24,952,121      27,369,245      127,659,464
                          ------------   -----------     -----------     ------------
      LIABILITIES:
Dividends payable.......           --          7,508           8,046              --
Payable to brokers for
investments purchased...       666,002           --              --               --
Accrued expenses and
other payables:
 Investment advisory
 fees...................       137,104        12,374           6,810           83,957
 Administration fees....         5,424           632             660            3,324
 Distribution fees--
 Retail Class...........         1,992           226             127              733
 Fund accounting fees...         1,199            29             460            1,041
 Transfer agent fees....         3,558         2,452           2,124            1,902
 Trustees' fees.........         5,738           748             774            2,315
 Custodian fees.........         1,289           534             856              --
 Legal fees.............         8,864         2,817           3,591            6,273
 Audit fees.............        19,380         2,548           2,775            8,065
 Printing costs.........        10,564         2,765           2,110            4,285
 Other..................           995           300             465              212
                          ------------   -----------     -----------     ------------
  Total Liabilities.....       862,109        32,933          28,798          112,107
                          ------------   -----------     -----------     ------------
      NET ASSETS:
Capital.................   110,174,854    27,582,163      27,193,087       83,775,351
Undistributed
(distributions in excess
of) net investment
income..................       (14,687)      (35,524)             40           44,608
Accumulated
 undistributed net
 realized gains (losses)
 from investment
 transactions...........    14,564,210    (4,102,090)       (151,388)       6,489,949
Unrealized appreciation
from investments........    83,424,829     1,474,639         298,708       37,237,449
                          ------------   -----------     -----------     ------------
  Net Assets............  $208,149,206   $24,919,188     $27,340,447     $127,547,357
                          ============   ===========     ===========     ============
Net Assets
 Retail Class...........  $  9,742,529   $ 1,087,438     $   618,637     $  3,725,915
 Institutional Class....   198,406,677    23,831,750      26,721,810      123,821,442
                          ------------   -----------     -----------     ------------
  Total.................  $208,149,206   $24,919,188     $27,340,447     $127,547,357
                          ============   ===========     ===========     ============
Outstanding units of
beneficial interest
(shares)
 Retail Class...........       559,075       116,045          64,800          215,980
 Institutional Class....    11,375,655     2,541,120       2,793,910        7,171,253
                          ------------   -----------     -----------     ------------
  Total.................    11,934,730     2,657,165       2,858,710        7,387,233
                          ============   ===========     ===========     ============
Net Asset Value
 Retail Class--
 redemption price per
 share..................  $      17.43   $      9.37     $      9.55     $      17.25
                          ============   ===========     ===========     ============
 Retail Class--maximum
 sales charge...........          4.00%         4.00%           2.25%            4.00%
                          ------------   -----------     -----------     ------------
 Retail Class--maximum
  offering price per
  share
  (100%/(100%-maximum
  sales charge) of net
  asset value adjusted
  to nearest cent)......  $      18.16   $      9.76     $      9.77     $      17.97
                          ============   ===========     ===========     ============
Institutional Class--
offering and redemption
price per share.........  $      17.44   $      9.38     $      9.56     $      17.27
                          ============   ===========     ===========     ============


                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 1997

                                                           TAX-FREE
                          DIVERSIFIED     TAX-FREE    SHORT INTERMEDIATE
                          FIXED INCOME   SECURITIES       SECURITIES      NEW ASIA
                              FUND          FUND             FUND        GROWTH FUND
                          ------------  ------------  ------------------ -----------
        ASSETS:
Investments, at value
 (Cost $127,758,477;
 $273,111,775;
 $38,681,464; and
 $19,750,749,
 respectively)..........  $131,523,476  $296,205,350     $39,279,168     $21,426,264
Foreign currency (Cost
 $700,940)..............           --            --              --          689,471
Interest and dividends
 receivable.............     2,302,810     3,421,498         404,664          35,121
Receivable for capital
 shares issued..........        19,834           --              --           10,502
Receivable from brokers
 for investments sold...           --            --              --          290,000
Prepaid expenses and
 other assets...........           --          4,947             --           19,636
                          ------------  ------------     -----------     -----------
  Total Assets..........   133,846,120   299,631,795      39,683,832      22,470,994
                          ------------  ------------     -----------     -----------
      LIABILITIES:
Dividends payable.......        40,594        75,538           7,732             --
Payable to brokers for
 investments purchased..           --            --        1,500,000         586,740
Unrealized losses on
 forward foreign
 currency contracts.....           --            --              --              644
Accrued expenses and
 other payables:
 Investment advisory
  fees..................        66,691       150,656          16,238          16,230
 Administration fees....         3,460         7,839             935             536
 Distribution fees--
  Retail Class..........           225           533             155             712
 Fund accounting fees...         1,400                         1,354             347
 Transfer agent fees....         3,447         3,250           2,536           1,613
 Trustees' fees.........         4,113         8,744           1,140             290
 Custodian fees.........         2,221         5,413           1,448          11,974
 Legal fees.............         9,655        15,578           5,016             --
 Audit fees.............        14,654        30,019           4,300           2,782
 Printing costs.........        13,110        23,995           2,959          14,319
 Other..................           471           934           5,657             208
                          ------------  ------------     -----------     -----------
  Total Liabilities.....       160,041       322,499       1,549,470         636,395
                          ------------  ------------     -----------     -----------
      NET ASSETS:
Capital.................   132,482,157   275,206,266      37,363,214      18,399,844
Undistributed
 (distributions in
 excess of) net
 investment income......           --            --              --          (64,536)
Accumulated
 undistributed net
 realized gains (losses)
 from investment and
 foreign currency
 transactions...........    (2,561,077)    1,009,455         173,444       1,836,687
Unrealized appreciation
 from investments.......     3,764,999    23,093,575         597,704       1,675,515
Unrealized depreciation
 from translation of
 assets
 and liabilities in
 foreign currency.......           --            --              --          (12,911)
                          ------------  ------------     -----------     -----------
  Net Assets............  $133,686,079  $299,309,296     $38,134,362     $21,834,599
                          ============  ============     ===========     ===========
Net Assets
 Retail Class...........  $  1,103,189  $  2,544,893     $   724,724     $ 3,458,603
 Institutional Class....   132,582,890   296,764,403      37,409,638      18,375,996
                          ------------  ------------     -----------     -----------
  Total.................  $133,686,079  $299,309,296     $38,134,362     $21,834,599
                          ============  ============     ===========     ===========
Outstanding units of
 beneficial interest
 (shares)
 Retail Class...........       103,034       234,871          71,289         249,040
 Institutional Class....    12,296,236    27,323,380       3,664,505       1,318,129
                          ------------  ------------     -----------     -----------
  Total.................    12,399,270    27,558,251       3,735,794       1,567,169
                          ============  ============     ===========     ===========
Net Asset Value
 Retail Class--
  redemption price per
  share.................  $      10.71  $      10.84     $     10.17     $     13.89
                          ============  ============     ===========     ===========
 Retail Class--maximum
  sales charge..........          4.00%         4.00%           2.25%           5.25%
                          ------------  ------------     -----------     -----------
 Retail Class--maximum
  offering price per
  share
  (100%/(100%-maximum
  sales charge) of net
  asset value adjusted
  to nearest cent)......  $      11.16  $      11.29     $     10.40     $     14.66
                          ============  ============     ===========     ===========
 Institutional Class--
  offering and
  redemption price per
  share.................  $      10.78  $      10.86     $     10.21     $     13.94
                          ============  ============     ===========     ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1997

                                                      SHORT INTERMEDIATE
                                        U.S. TREASURY   U.S. TREASURY    GROWTH AND
                          GROWTH STOCK   SECURITIES       SECURITIES       INCOME
                              FUND          FUND             FUND           FUND
                          ------------  ------------- ------------------ -----------
INVESTMENT INCOME:
Interest income.........  $    53,417    $1,624,911       $1,443,919     $     3,116
Dividend income.........    2,796,184        15,979           13,758       1,791,271
                          -----------    ----------       ----------     -----------
  Total Income..........    2,849,601     1,640,890        1,457,677       1,794,387
                          -----------    ----------       ----------     -----------
EXPENSES:
Investment advisory
  fees..................    1,499,559       145,470          119,586         768,642
Administration fees.....      375,496        48,551           47,835         192,634
Distribution fees--
  Retail Class..........       49,247         7,902            5,592          15,806
Custodian fees..........       10,274           --               --            4,338
Accounting fees.........       58,423         8,369            8,990          31,379
Legal fees..............       34,886         5,787            7,072          18,996
Audit fees..............       21,398         2,555            2,783          10,083
Trustees' fees and
  expenses..............       21,030         2,007            2,646           8,622
Transfer agent fees.....       20,668        13,733           13,140          14,874
 Registration and filing
fees....................       11,744           661            2,572           9,216
Printing costs..........       29,881         1,789            3,152          12,956
Other...................        4,702           776              548           1,963
                          -----------    ----------       ----------     -----------
   Total expenses before
      voluntary fee
      reductions........    2,137,308       237,600          213,916       1,089,509
    Expenses voluntarily
      reduced...........     (108,462)      (15,031)         (63,679)        (49,464)
                          -----------    ----------       ----------     -----------
  Net Expenses..........    2,028,846       222,569          150,237       1,040,045
                          -----------    ----------       ----------     -----------
Net Investment Income...      820,755     1,418,321        1,307,440         754,342
                          -----------    ----------       ----------     -----------
REALIZED/UNREALIZED
GAINS (LOSSES) ON
INVESTMENTS:
Net realized gains
 (losses) on investment
 transactions...........   18,904,660      (192,623)         (52,500)      7,101,576
Net change in unrealized
 appreciation
 (depreciation) on
 investments............   54,151,452       873,271          504,853      31,411,841
                          -----------    ----------       ----------     -----------
 Net realized/unrealized
   gains (losses) on
   investments..........   73,056,112       680,648          452,353      38,513,417
                          -----------    ----------       ----------     -----------
   Change in net assets
     resulting from
     operations.........  $73,876,867    $2,098,969       $1,759,793     $39,267,759
                          ===========    ==========       ==========     ===========


                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1997

                                                          TAX-FREE
                          DIVERSIFIED    TAX-FREE    SHORT INTERMEDIATE  NEW ASIA
                          FIXED INCOME  SECURITIES       SECURITIES       GROWTH
                              FUND         FUND             FUND           FUND
                          ------------  -----------  ------------------ ----------
INVESTMENT INCOME:
Interest income.........  $ 9,405,764   $16,734,532      $1,804,935     $      --
Dividend income.........      108,622        51,542          16,239        391,949
Foreign tax withholding.          --            --              --         (28,545)
                          -----------   -----------      ----------     ----------
  Total Income..........    9,514,386    16,786,074       1,821,174        363,404
                          -----------   -----------      ----------     ----------
EXPENSES:
Investment advisory
 fees...................      867,869     1,756,304         195,480        149,300
Administration fees.....      289,515       586,170          78,274         33,272
Distribution fees--
 Retail Class...........        8,426         9,531           6,001         20,429
Custodian fees..........        7,941        24,869           9,080         57,856
Accounting fees.........       48,581        98,573          17,205         11,733
Legal fees..............       31,260        55,302          10,433          1,825
Audit fees..............       16,480        32,850           4,608          2,783
Organization costs......          --            --              --          12,728
Trustees' fees and
 expenses...............       15,638        32,709           4,653            958
Transfer agent fees.....       19,117        25,322          14,326         12,182
Registration and filing
 fees...................       34,949         4,609           5,948          2,829
Printing costs..........       22,301        41,181           6,250         17,611
Other...................        3,926         7,305           1,050            136
                          -----------   -----------      ----------     ----------
  Total expenses before
   voluntary fee
   reductions and
   reimbursements.......    1,366,003     2,674,725         353,308        323,642
  Expenses voluntarily
  reduced...............      (63,704)     (124,192)        (23,635)       (29,803)
                          -----------   -----------      ----------     ----------
  Net Expenses..........    1,302,299     2,550,533         329,673        293,839
                          -----------   -----------      ----------     ----------
Net Investment Income...    8,212,087    14,235,541       1,491,501         69,565
                          -----------   -----------      ----------     ----------
REALIZED/UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gains
 (losses) on investment
 transactions...........   (2,549,993)    1,060,114         240,632      1,836,689
Net realized gains
 (losses) on foreign
 currency transactions..          --            --              --        (80,544)
Net change in unrealized
 appreciation
 (depreciation) on
 investments............   7,498,463    11,477,661         306,192      2,113,745
Net change in unrealized
 appreciation
 (depreciation) on
 translation
 of assets and
 liabilities in foreign
 currencies.............          --            --              --         (13,022)
                          -----------   -----------      ----------     ----------
Net realized/unrealized
 gains (losses) on
 investments and
 foreign currencies.....    4,948,470    12,537,775         546,824      3,856,868
                          -----------   -----------      ----------     ----------
Change in net assets
 resulting from
operations..............  $13,160,557   $26,773,316      $2,038,325     $3,926,433
                          ===========   ===========      ==========     ==========


                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SHORT INTERMEDIATE
                              GROWTH STOCK FUND        U.S. TREASURY SECURITIES FUND     U.S. TREASURY SECURITIES FUND
                         ----------------------------  -------------------------------   -------------------------------
                         FOR THE YEAR   FOR THE YEAR    FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                             ENDED          ENDED          ENDED            ENDED            ENDED            ENDED
                         JULY 31, 1997  JULY 31, 1996  JULY 31, 1997    JULY 31, 1996    JULY 31, 1997    JULY 31, 1996
                         -------------  -------------  --------------   --------------   --------------   --------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $    820,755   $  1,444,330    $    1,418,321   $    1,665,167   $    1,307,440   $    1,106,083
 Net realized gains
  (losses) on investment
  transactions..........   18,904,660      2,853,413          (192,623)         610,897          (52,500)         (66,180)
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments...........   54,151,452      9,013,715           873,271         (980,793)         504,853         (370,513)
                         ------------   ------------    --------------   --------------   --------------   --------------
Change in net assets
 resulting from
 operations.............   73,876,867     13,311,458         2,098,969        1,295,271        1,759,793          669,390
                         ------------   ------------    --------------   --------------   --------------   --------------
DISTRIBUTIONS TO RETAIL
 CLASS SHAREHOLDERS:
 From net investment
  income................      (13,022)       (26,967)          (52,996)         (58,924)         (38,945)         (44,406)
 In excess of net
  investment income.....       (3,861)           --             (7,810)          (9,639)             --            (3,140)
 From net realized
  gains.................          (24)       (73,928)              --               --               --               --
 In excess of net
  realized gains........          --        (168,943)              --               --               --            (2,008)
DISTRIBUTIONS TO
 INSTITUTIONAL CLASS
 SHAREHOLDERS:
 From net investment
  income................     (857,427)    (1,401,180)       (1,365,325)      (1,606,243)      (1,268,495)      (1,061,677)
 In excess of net
  investment income.....      (17,466)           --            (32,190)        (262,742)             --           (75,078)
 From net realized
  gains.................         (777)    (2,779,485)              --               --               --               --
 In excess of net
  realized gains........          --      (6,351,795)              --               --               --           (35,758)
                         ------------   ------------    --------------   --------------   --------------   --------------
Change in net assets
 from shareholder
 distributions..........     (892,577)   (10,802,298)       (1,458,321)      (1,937,548)      (1,307,440)      (1,222,067)
                         ------------   ------------    --------------   --------------   --------------   --------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   39,726,376    133,828,085         1,643,143        1,647,781       12,120,256       18,121,546
 Dividends reinvested...       92,112      6,438,745         1,415,273        1,902,174           92,421          158,516
 Cost of shares
  redeemed..............  (82,478,968)  (105,692,774)       (3,007,324)     (30,979,541)     (10,025,991)      (9,729,562)
                         ------------   ------------    --------------   --------------   --------------   --------------
Change in net assets
 from share
 transactions...........  (42,660,480)    34,574,056            51,092      (27,429,586)       2,186,686        8,550,500
                         ------------   ------------    --------------   --------------   --------------   --------------
Change in net assets....   30,323,810     37,083,216           691,740      (28,071,863)       2,639,039        7,997,823
NET ASSETS:
 Beginning of period....  177,825,396    140,742,180        24,227,448       52,299,311       24,701,408       16,703,585
                         ------------   ------------    --------------   --------------   --------------   --------------
 End of period.......... $208,149,206   $177,825,396       $24,919,188      $24,227,448      $27,340,447      $24,701,408
                         ============   ============    ==============   ==============   ==============   ==============
SHARE TRANSACTIONS:
 Issued.................    2,786,983     11,098,985           178,092          173,866        1,287,668        1,882,513
 Reinvested.............        6,775        541,450           153,769          200,813            9,773           16,520
 Redeemed...............   (5,810,150)    (8,707,702)         (325,626)      (3,272,020)      (1,060,313)      (1,016,011)
                         ------------   ------------    --------------   --------------   --------------   --------------
Change in shares........   (3,016,392)     2,932,733             6,235       (2,897,341)         237,128          883,022
                         ============   ============    ==============   ==============   ==============   ==============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                           GROWTH AND INCOME FUND     DIVERSIFIED FIXED INCOME FUND      TAX-FREE SECURITIES FUND
                         ---------------------------- -------------------------------   ----------------------------
                         FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     FOR THE YEAR    FOR THE YEAR   FOR THE YEAR
                             ENDED          ENDED         ENDED            ENDED            ENDED          ENDED
                         JULY 31, 1997  JULY 31, 1996 JULY 31, 1997    JULY 31, 1996    JULY 31, 1997  JULY 31, 1996
                         -------------  ------------- --------------   --------------   -------------  -------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $    754,342    $   897,198  $    8,212,087   $    7,564,301   $ 14,235,541   $ 14,113,815
 Net realized gains
  (losses) on investment
  transactions..........    7,101,576      4,517,339      (2,549,993)       1,793,439      1,060,114      2,578,744
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments...........   31,411,841      1,140,677       7,498,463       (6,350,290)    11,477,661       (505,505)
                         ------------    -----------  --------------   --------------   ------------   ------------
Change in net assets
 resulting from
 operations.............   39,267,759      6,555,214      13,160,557        3,007,450     26,773,316     16,187,054
                         ------------    -----------  --------------   --------------   ------------   ------------
DISTRIBUTIONS TO RETAIL
 CLASS SHAREHOLDERS:
 From net investment
  income................       (9,645)        (6,661)        (61,085)         (29,853)       (58,439)       (36,401)
 In excess of net
  investment income.....       (2,559)          (198)            --            (1,073)           --          (3,016)
 From net realized
  gains.................      (74,382)       (10,087)            --               --          (3,793)        (5,488)
 In excess of net
  realized gains........          --             --          (10,239)          (5,216)           --          (2,095)
DISTRIBUTIONS TO
 INSTITUTIONAL CLASS
 SHAREHOLDERS:
 From net investment
  income................     (719,837)      (890,537)     (8,151,002)      (7,534,448)   (14,177,102)   (14,077,414)
 In excess of net
  investment income.....          --         (26,449)            --          (270,854)           --      (1,166,451)
 From net realized
  gains.................   (3,890,622)    (1,430,857)            --               --      (1,632,634)    (2,573,256)
 In excess of net
  realized gains........          --             --       (1,342,055)      (1,188,466)           --        (982,014)
                         ------------    -----------  --------------   --------------   ------------   ------------
Change in net assets
 from shareholder
 distributions..........   (4,697,045)    (2,364,789)     (9,564,381)      (9,029,910)   (15,871,968)   (18,846,135)
                         ------------    -----------  --------------   --------------   ------------   ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   45,972,983     51,831,280      45,518,283      199,818,303     33,235,182     29,212,660
 Dividends reinvested...    2,407,024      1,252,724         669,521          891,166      1,633,767      3,570,050
 Cost of shares
  redeemed..............  (30,990,437)   (23,786,655)    (78,932,125)     (86,706,905)   (35,963,665)   (22,829,691)
                         ------------    -----------  --------------   --------------   ------------   ------------
Change in net assets
 from share
 transactions...........   17,389,570     29,297,349     (32,744,321)     114,002,564     (1,094,716)     9,953,019
                         ------------    -----------  --------------   --------------   ------------   ------------
Change in net assets....   51,960,284     33,487,774     (29,148,145)     107,980,104      9,806,632      7,293,938
NET ASSETS:
 Beginning of period....   75,587,073     42,099,299     162,834,224       54,854,120    289,502,664    282,208,726
                         ------------    -----------  --------------   --------------   ------------   ------------
 End of period.......... $127,547,357    $75,587,073    $133,686,079     $162,834,224   $299,309,296   $289,502,664
                         ============    ===========  ==============   ==============   ============   ============
SHARE TRANSACTIONS:
 Issued.................    3,234,048      4,307,112       4,316,676       18,193,814      3,152,571      2,767,223
 Reinvested.............      178,441        105,986          62,706           80,018        153,874        333,366
 Redeemed...............   (2,162,896)    (1,958,541)     (7,448,705)      (7,867,181)    (3,412,859)    (2,160,738)
                         ------------    -----------  --------------   --------------   ------------   ------------
Change in shares........    1,249,593      2,454,557      (3,069,323)      10,406,651       (106,414)       939,851
                         ============    ===========  ==============   ==============   ============   ============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                          TAX-FREE SHORT INTERMEDIATE
                                SECURITIES FUND          NEW ASIA GROWTH FUND
                          --------------------------- ---------------------------
                          FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                              ENDED         ENDED         ENDED         ENDED
                          JULY 31, 1997 JULY 31, 1996 JULY 31, 1997 JULY 31, 1996
                          ------------- ------------- ------------- -------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................   $ 1,491,501   $ 1,577,123   $    69,565   $    (4,037)
 Net realized gains
  (losses) on investment
  transactions..........       240,632       247,802     1,836,689       187,718
 Net realized gains
  (losses) on foreign
  currency transactions.           --            --        (80,544)      (55,916)
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments...........       306,192      (381,865)    2,113,745      (603,577)
 Net change in
  unrealized
  appreciation
  (depreciation) on
  translation
  of assets and
  liabilities in foreign
  currencies............           --            --        (13,022)        3,412
                           -----------   -----------   -----------   -----------
Change in net assets
resulting from
operations..............     2,038,325     1,443,060     3,926,433      (472,400)
                           -----------   -----------   -----------   -----------
DISTRIBUTIONS TO RETAIL
CLASS SHAREHOLDERS:
 From net investment
  income................       (28,544)      (12,490)         (770)          --
 In excess of net
  investment income.....           --         (1,065)         (714)       (1,121)
 From net realized
  gains.................          (986)          --        (24,563)      (15,201)
DISTRIBUTIONS TO
INSTITUTIONAL CLASS
SHAREHOLDERS:
 From net investment
  income................    (1,462,957)   (1,564,633)      (15,241)          --
 In excess of net
  investment income.....           --       (133,354)          --         (7,846)
 From net realized
  gains.................       (49,244)          --       (130,393)      (63,590)
                           -----------   -----------   -----------   -----------
Change in net assets
from shareholder
distributions...........    (1,541,731)   (1,711,542)     (171,681)      (87,758)
                           -----------   -----------   -----------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................     6,196,477     7,865,169    11,076,770    10,749,362
 Dividends reinvested...        67,282         9,183       103,064        59,730
 Cost of shares
  redeemed..............    (8,549,132)   (7,982,805)   (3,558,390)   (2,981,295)
                           -----------   -----------   -----------   -----------
Change in net assets
from share transactions.    (2,285,373)     (108,453)    7,621,444     7,827,797
                           -----------   -----------   -----------   -----------
Change in net assets....    (1,788,779)     (376,935)   11,376,196     7,267,639
NET ASSETS:
 Beginning of period....    39,923,141    40,300,076    10,458,403     3,190,764
                           -----------   -----------   -----------   -----------
 End of period..........   $38,134,362   $39,923,141   $21,834,599   $10,458,403
                           ===========   ===========   ===========   ===========
SHARE TRANSACTIONS:
 Issued.................       613,972       773,603       902,626       910,887
 Reinvested.............         6,643           907         8,369         5,614
 Redeemed...............      (845,154)     (788,553)     (283,285)     (261,382)
                           -----------   -----------   -----------   -----------
Change in shares........      (224,539)      (14,043)      627,710       655,119
                           ===========   ===========   ===========   ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
GROWTH STOCK FUND

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 1997

   SHARES
     OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   ------------
 COMMON STOCKS (98.2%):
 Aerospace/Defense (1.0%):
     35,925 General Motors Corp., Class H........................   $  2,171,217
                                                                    ------------
 Banks (2.4%):
     39,000 BankAmerica Corp.....................................      2,944,500
     17,850 Chase Manhattan Corp.................................      2,027,091
                                                                    ------------
                                                                       4,971,591
                                                                    ------------
 Beverages (6.5%):
     68,575 Anheuser Busch Co., Inc..............................      2,944,439
     85,925 Coca-Cola Co.........................................      5,950,306
    120,850 PepsiCo, Inc.........................................      4,630,066
                                                                    ------------
                                                                      13,524,811
                                                                    ------------
 Chemicals (2.0%):
     48,075 Avery Dennison Corp..................................      2,121,310
     58,250 Sigma-Aldrich........................................      2,016,906
                                                                    ------------
                                                                       4,138,216
                                                                    ------------
 Computers & Peripherals (7.4%):
     70,500 Cisco Systems (b)....................................      5,609,155
     95,500 Compaq Computer Corp. (b)............................      5,455,438
     27,050 Hewlett Packard Co...................................      1,895,191
     52,200 Sun Microsystems, Inc. (b)...........................      2,384,888
                                                                    ------------
                                                                      15,344,672
                                                                    ------------
 Electrical Equipment (7.1%):
     45,525 C-Cube Microsystems Inc. (b).........................      1,098,291
    144,800 General Electric Co..................................     10,163,149
     44,500 SCI Systems, Inc. (b)................................      3,534,969
                                                                    ------------
                                                                      14,796,409
                                                                    ------------
 Electronic & Electrical (1.5%):
     52,875 Emerson Electric Co..................................      3,119,625
                                                                    ------------
 Entertainment (1.4%):
     35,400 Walt Disney Co.......................................      2,860,763
                                                                    ------------
 Financial Services (2.6%):
     57,025 Paine Webber Group, Inc..............................      2,281,000
     21,350 Student Loan Marketing Assoc.........................      3,201,166
                                                                    ------------
                                                                       5,482,166
                                                                    ------------
 Food Distributors (1.6%):
     89,000 Sysco Corp...........................................      3,320,813
                                                                    ------------
 Food Processing & Packaging (7.3%):
      65,450 ConAgra, Inc. ......................................   $  4,601,953
      46,325 Pioneer Hi-Bred International, Inc..................      3,428,050
     117,900 Sara Lee Corp.......................................      5,165,493
      25,000 Wm. Wrigley Jr. Co..................................      1,923,438
                                                                    ------------
                                                                      15,118,934
                                                                    ------------
 Funeral Services (1.8%):
     109,950 Service Corp. International.........................      3,738,300
                                                                    ------------
 Health Care (3.2%):
      85,075 Columbia HCA Healthcare.............................      2,743,668
      46,200 Health Management Assoc. (b)........................      1,475,513
      28,450 Oxford Health Plans Inc. (b)........................      2,391,578
                                                                    ------------
                                                                       6,610,759
                                                                    ------------
 Insurance (2.9%):
      55,875 American International Group, Inc...................      5,950,688
                                                                    ------------
 Manufacturing (2.0%):
      39,100 Illinois Tool Works, Inc............................      2,028,313
      21,700 Minnesota Mining &
              Manufacturing Co...................................      2,056,075
                                                                    ------------
                                                                       4,084,388
                                                                    ------------
 Medical Supplies (1.3%):
      30,000 Medtronic, Inc......................................      2,617,500
                                                                    ------------
 Metal & Mineral Production (0.6%):
      52,775 Barrick Gold Corp...................................      1,203,930
                                                                    ------------
 Oil & Gas Exploration, Production, &
  Services (1.8%):
      49,000 Mobil Corp..........................................      3,748,500
                                                                    ------------
 Oilfield Equipment & Services (0.7%):
      17,800 Schlumberger Ltd....................................      1,359,475
                                                                    ------------
 Paint, Varnishes, Enamels (1.4%):
      93,650 Sherwin Williams Co.................................      3,002,653
                                                                    ------------
 Pharmaceuticals (12.9%):
      64,950 Abbott Laboratories.................................      4,250,166
      44,550 American Home Products Corp.........................      3,672,591
      40,000 Eli Lilly & Co......................................      4,519,999
      89,000 Johnson & Johnson, Inc..............................      5,545,812
      58,150 Merck & Co. Inc.....................................      6,043,965

                                   Continued

PACIFIC CAPITAL FUNDS
GROWTH STOCK FUND

                      SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

   SHARES
     OR
  PRINCIPAL                        SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                          VALUE
 ----------- ----------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals, continued
      52,300 Pfizer, Inc.........................................   $  3,118,388
                                                                    ------------
                                                                      27,150,921
                                                                    ------------
 Retail (4.2%):
      71,950 Dollar General Corp.................................      3,165,800
      37,975 Kohl's Corp. (b)....................................      2,392,425
      85,400 Wal-Mart Stores, Inc................................      3,207,838
                                                                    ------------
                                                                       8,766,063
                                                                    ------------
 Retail--Grocery Stores (1.5%):
      85,300 Albertsons, Inc.....................................      3,161,431
                                                                    ------------
 Semiconductors (2.0%):
      46,300 Intel Corp..........................................      4,250,919
                                                                    ------------
 Services (Commercial/Consumer) (1.1%):
     123,500 Sothebys Holdings, Inc., Class A....................      2,223,000
                                                                    ------------
 Soaps & Cleaning Agents (2.1%):
      28,075 Procter & Gamble Co.................................      4,270,909
                                                                    ------------
 Software & Computer Services (7.7%):
      26,675 BMC Software Inc. (b)...............................      1,607,169
      41,000 Computer Associates International, Inc..............      2,790,563
      55,725 Microsoft Corp. (b).................................      7,885,087
      72,475 Oracle Systems Corp. (b)............................      3,945,357
                                                                    ------------
                                                                      16,228,176
                                                                    ------------
 Steel (0.5%):
     15,875 Nucor Corp...........................................   $    985,242
                                                                    ------------
 Technology--Services (Data Processing) (1.2%):
     52,550 Automatic Data Processing, Inc.......................      2,601,225
                                                                    ------------
 Telecommunications (0.8%):
     51,150 Alltel Corp..........................................      1,681,556
                                                                    ------------
 Tobacco & Tobacco Products (2.0%):
     93,975 Philip Morris Cos., Inc..............................      4,240,622
                                                                    ------------
 Transportation--Air (1.2%):
     87,575 Southwest Airlines Co................................      2,556,095
                                                                    ------------
 Utilities--Telecommunications (4.5%):
     55,825 Century Telephone Enterprises, Inc...................      2,051,569
     42,825 GTE Corp.............................................      1,991,363
     32,050 Northern Telecom Ltd.................................      3,351,227
     32,100 SBC Communications...................................      1,899,919
                                                                    ------------
                                                                       9,294,078
                                                                    ------------
  Total Common Stocks                                                204,575,647
                                                                    ------------
 INVESTMENT COMPANY (2.1%):
  4,269,214 The One Group Prime Money Market Fund, (Fiduciary
             Shares)............................................       4,269,214
                                                                    ------------
  Total Investment Company                                             4,269,214
                                                                    ------------
  Total (Cost--$125,420,032) (a)                                    $208,844,861
                                                                    ============

--------
Percentages indicated are based on net assets of $208,149,206.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $4,655. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $84,748,254
   Unrealized depreciation..  (1,328,080)
                             -----------
   Net unrealized
   appreciation............. $83,420,174
                             ===========

(b) Non income producing securities.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
U.S. TREASURY SECURITIES FUND

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 1997

   SHARES
     OR
 PRINCIPAL                          SECURITY                           MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- -------------------------------------------------------  -----------
 U.S. TREASURY NOTES (53.5%):
  2,350,000 5.50%, 9/30/97.........................................  $ 2,350,234
  1,900,000 7.13%, 9/30/99.........................................    1,953,390
  2,000,000 7.13%, 2/29/00.........................................    2,063,440
  4,000,000 7.75%, 2/15/01.........................................    4,246,119
    980,000 8.00%, 5/15/01.........................................    1,051,217
  1,000,000 7.50%, 2/15/05.........................................    1,089,220
    550,000 6.50%, 5/15/05.........................................      566,154
                                                                     -----------
  Total U.S. Treasury Notes                                           13,319,774
                                                                     -----------
 U.S. TREASURY BONDS (43.1%):
  2,150,000 7.63%, 2/15/07........................................   $ 2,281,688
  7,700,000 7.25%, 5/15/16........................................     8,470,924
                                                                     -----------
  Total U.S. Treasury Bonds                                           10,752,612
                                                                     -----------
 INVESTMENT COMPANY (1.3%):
    320,475 The One Group US Treasury Securities Money Market
             Fund (Fiduciary Shares)..............................       320,475
                                                                     -----------
  Total Investment Company                                               320,475
                                                                     -----------
  Total (Cost--$22,918,222) (a)                                      $24,392,861
                                                                     ===========

--------
Percentages indicated are based on net assets of $24,919,188.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $55,550. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $1,474,639
   Unrealized depreciation...    (55,550)
                              ----------
   Net unrealized
   appreciation.............. $1,419,089
                              ==========

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 1997

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. TREASURY NOTES (97.6%):
 2,000,000 5.50%, 9/30/97.........................................   $ 2,000,200
 2,000,000 6.00%, 12/31/97........................................     2,004,640
 1,100,000 7.25%, 2/15/98.........................................     1,109,625
   250,000 5.13%, 12/31/98........................................       248,288
   200,000 6.75%, 6/30/99.........................................       203,780
 1,000,000 7.88%, 11/15/99........................................     1,045,040
 5,000,000 6.25%, 5/31/00.........................................     5,060,100
 2,000,000 6.13%, 7/31/00.........................................     2,017,660
 3,000,000 6.50%, 5/31/01.........................................     3,065,760
 4,000,000 6.25%, 2/15/03.........................................     4,063,280
 5,700,000 6.50%, 5/15/05.........................................     5,867,409
                                                                     -----------
  Total U.S. Treasury Notes                                           26,685,782
                                                                     -----------
 INVESTMENT COMPANY (1.0%):
  282,857  The One Group US Treasury Securities Money Market Fund
            (Fiduciary Shares)....................................   $   282,857
                                                                     -----------
  Total Investment Company                                               282,857
                                                                     -----------
  Total (Cost--$26,669,931) (a)                                      $26,968,639
                                                                     ===========

--------
Percentages indicated are based on net assets of $27,340,447.

(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

  Unrealized appreciation........ $299,125
  Unrealized depreciation........     (417)
                                  --------
  Net unrealized appreciation.... $298,708
                                  ========


                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
GROWTH AND INCOME FUND

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 1997

   SHARES
     OR
  PRINCIPAL                        SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                          VALUE
 ----------- ----------------------------------------------------   ------------
 COMMON STOCKS (97.0%):
 Aerospace/Defense (1.1%):
      23,000 Boeing Co...........................................   $  1,352,688
                                                                    ------------
 Automotive (0.9%):
      28,800 Ford Motor Co.......................................      1,177,200
                                                                    ------------
 Automotive Parts (1.3%):
      35,825 Lear Corp. (b)......................................      1,715,122
                                                                    ------------
 Banks (4.6%):
      44,550 BankAmerica Corp....................................      3,363,525
      29,675 BankBoston..........................................      2,520,520
                                                                    ------------
                                                                       5,884,045
                                                                    ------------
 Beverages (1.9%):
      63,000 PepsiCo, Inc........................................      2,413,688
                                                                    ------------
 Chemicals (2.3%):
      18,700 E.I. Du Pont De Nemours Co..........................      1,251,731
      50,225 Sigma-Aldrich.......................................      1,739,041
                                                                    ------------
                                                                       2,990,772
                                                                    ------------
 Computers & Peripherals (8.4%):
      34,025 Cisco Systems (b)...................................      2,707,114
      86,875 Compaq Computer Corp. (b)...........................      4,962,734
      63,425 Sun Microsystems, Inc. (b)..........................      2,897,730
                                                                    ------------
                                                                      10,567,578
                                                                    ------------
 Containers--Metal, Glass, Paper, Plastic (0.9%):
      26,325 Bemis, Inc..........................................      1,209,305
                                                                    ------------
 Electrical Equipment (5.4%):
      65,600 General Electric Co.................................      4,604,300
      29,450 SCI Systems, Inc. (b)...............................      2,339,434
                                                                    ------------
                                                                       6,943,734
                                                                    ------------
 Electronic & Electrical (1.0%):
      20,875 Emerson Electric Co. ...............................      1,231,625
                                                                    ------------
 Financial Services (6.6%):
      50,425 Paine Webber Group, Inc.............................      2,017,000
      21,000 Student Loan Marketing Assoc........................      3,148,688
      46,462 Washington Mutual...................................      3,211,685
                                                                    ------------
                                                                       8,377,373
                                                                    ------------
 Food Processing & Packaging (2.2%):
      21,375 ConAgra, Inc. ......................................      1,502,930
 Food Processing & Packaging, continued:
      44,325 Hormel Foods Corp...................................   $  1,252,181
                                                                    ------------
                                                                       2,755,111
                                                                    ------------
 Footwear (0.9%):
      18,800 Nike, Inc...........................................      1,171,475
                                                                    ------------
 Funeral Services (1.2%):
      43,475 Service Corp. International.........................      1,478,150
                                                                    ------------
 Heavy Machinery--Industrial, Farm,
  Construction (1.3%):
      24,150 Ingersoll-Rand Co. .................................      1,643,709
                                                                    ------------
 Household Products (1.0%):
      29,775 Newell Co...........................................      1,248,689
                                                                    ------------
 Insurance (5.2%):
      21,112 American International Group, Inc...................      2,248,481
      30,225 Travelers Property Casualty.........................      1,299,675
      43,350 Travelers, Inc......................................      3,118,491
                                                                    ------------
                                                                       6,666,647
                                                                    ------------
 Leisure--Recreation, Gaming (1.3%):
      40,600 Carnival Corp. Cruise Lines.........................      1,710,275
                                                                    ------------
 Medical Supplies (1.0%):
      14,675 Medtronic, Inc. ....................................      1,280,394
                                                                    ------------
 Metal & Mineral Production (0.5%):
      27,950 Barrick Gold Corp...................................        637,609
                                                                    ------------
 Oil & Gas Exploration, Production, &
  Services (5.8%):
      18,250 Amoco Corp. ........................................      1,715,500
      41,150 Exxon Corp..........................................      2,643,887
      23,950 Mobil Corp. ........................................      1,832,175
      47,950 Union Pacific Resources.............................      1,183,766
                                                                    ------------
                                                                       7,375,328
                                                                    ------------
 Oilfield Equipment & Services (2.3%):
      26,350 Schlumberger Ltd....................................      2,012,481
      11,475 Transocean Offshore Inc.............................        937,364
                                                                    ------------
                                                                       2,949,845
                                                                    ------------
 Paint, Varnishes, Enamels (0.9%):
      37,550 Sherwin Williams Co.................................      1,203,947
                                                                    ------------


                                   Continued

PACIFIC CAPITAL FUNDS
GROWTH AND INCOME FUND

                      SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

   SHARES
     OR
  PRINCIPAL                        SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                          VALUE
 ----------- ----------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals (8.6%):
      25,200 American Home Products Corp.........................   $  2,077,425
      37,450 Johnson & Johnson, Inc..............................      2,333,603
      35,650 Merck & Co. Inc.....................................      3,705,373
      20,750 Pfizer, Inc.........................................      1,237,219
      40,100 Pharmacia & Upjohn..................................      1,513,775
                                                                    ------------
                                                                      10,867,395
                                                                    ------------
 Publishing (1.4%):
      26,225 McGraw Hill, Inc....................................      1,778,383
                                                                    ------------
 Restaurants (1.7%):
      90,625 Wendy's International...............................      2,214,648
                                                                    ------------
 Retail (4.4%):
      41,737 Dollar General Corp.................................      1,836,428
      53,750 Wal-Mart Stores, Inc................................      2,018,984
      31,000 Walgreen Co.........................................      1,751,500
                                                                    ------------
                                                                       5,606,912
                                                                    ------------
 Semiconductors (1.1%):
      15,950 Intel Corp..........................................      1,464,409
                                                                    ------------
 Software & Computer Services (7.4%):
      33,975 Computer Associates
              International, Inc.................................      2,312,423
      24,325 Microsoft Corp. (b).................................      3,441,988
      68,425 Oracle Systems Corp. (b)............................      3,724,886
                                                                    ------------
                                                                       9,479,297
                                                                    ------------
 Steel (0.7%):
      14,375 Nucor Corp..........................................   $    892,148
                                                                    ------------
 Tobacco & Tobacco Products (3.9%):
     109,775 Philip Morris Cos., Inc.............................      4,953,597
                                                                    ------------
 Toys & Bicycles--Manufacturing (1.5%):
      55,425 Mattel, Inc.........................................      1,926,019
                                                                    ------------
 Transportation (1.1%):
      51,650 Comair Holdings, Inc................................      1,391,322
                                                                    ------------
 Utilities--Electric (2.5%):
      50,000 Illinova Corp.......................................      1,178,125
      93,775 Southern Co.........................................      2,057,189
                                                                    ------------
                                                                       3,235,314
                                                                    ------------
 Utilities--Telecommunications (4.7%):
      31,225 Century Telephone
              Enterprises, Inc...................................      1,147,519
      49,350 GTE Corp............................................      2,294,775
      42,050 SBC Communications..................................      2,488,834
                                                                    ------------
                                                                       5,931,128
                                                                    ------------
  Total Common Stocks                                                123,724,881
                                                                    ------------
 INVESTMENT COMPANY (2.9%):
   3,688,308 The One Group Prime Money Market Fund, (Fiduciary
              Shares)............................................      3,688,308
                                                                    ------------
  Total Investment Company                                             3,688,308
                                                                    ------------
  Total (Cost--$90,175,740) (a)                                     $127,413,189
                                                                    ============

--------
Percentages indicated are based on net assets of $127,547,357.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $52,014. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.....  $37,764,210
  Unrealized depreciation.....     (578,775)
                                -----------
  Net unrealized appreciation.  $37,185,435
                                ===========

(b)Non income producing securities.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
DIVERSIFIED FIXED INCOME FUND

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 1997

   SHARES
     OR
 PRINCIPAL          SECURITY              MARKET
   AMOUNT          DESCRIPTION            VALUE
 ---------- ------------------------   ------------
 CORPORATE BONDS (43.5%):
 Automotive (0.8%):
  1,000,000 Ford Motor Co., 7.25%,
             10/1/08................   $  1,050,000
                                       ------------
 Banking (4.4%):
    700,000 Interamerica Development
             Bank, 8.50%, 3/15/11...        831,250
  4,900,000 Suntrust Bank, 6.90%,         5,004,125
             7/01/07................   ------------
                                          5,835,375
                                       ------------
 Banking--Foreign (11.6%):
  5,000,000 Abbey National PLC,
             6.69%, 10/17/05........      5,037,500
  3,425,000 Bayerische Landesbk--NY,
             6.38%, 8/31/00.........      3,459,250
  5,000,000 Dresdner Bank--NY,
             6.63%, 9/15/05.........      5,031,250
  2,000,000 Swiss Bank Corp.--NY,
             6.75%, 7/15/05.........      2,030,000
                                       ------------
                                         15,558,000
                                       ------------
 Electric Utility (2.3%):
  1,500,000 Duke Power Co., 8.00%,
             11/1/99................      1,558,125
  1,500,000 National Rural Utility,
             6.45%, 4/1/01..........      1,513,125
                                       ------------
                                          3,071,250
                                       ------------
 Financial Services (14.0%):
  5,000,000 General Electric Capital
             Corp., 7.88%, 12/1/06..      5,512,499
  5,000,000 JPM Capital Corp.,
             7.54%, 1/15/27,
             Callable 1/15/07
             @ 104..................      5,056,250
  2,000,000 Merrill Lynch & Co.
             Inc., 7.00%, 1/15/07...      2,065,000
  3,000,000 Merrill Lynch & Co.
             Inc., 7.00%, 4/27/08...      3,093,750
  3,000,000 Salomon Inc., 6.70%,          3,030,000
             7/5/00.................   ------------
                                         18,757,499
                                       ------------
 Health Care (3.6%):
  4,300,000 Johnson & Johnson,
             8.72%, 11/1/24.........      4,821,375
                                       ------------
 Insurance (0.8%):
  1,000,000 St. Paul Cos., Inc.,
             7.29%, 8/28/07.........      1,042,500
                                       ------------
 Oil & Gas--Exploration & Production
  Services (1.1%):
  1,050,000 Amoco Canada Petroleum Co.,
             7.95%, 10/1/22.........   $  1,130,063
   350,000 Societe Nationale
   Elf Aquitaine,
             8.00%, 10/15/01........        373,625
                                       ------------
                                          1,503,688
                                       ------------
 Retail (1.2%):
  1,400,000 Wal-Mart Stores, Inc.,
             8.00%, 9/15/06.........      1,554,000
                                       ------------
 Telecommunications (3.7%):
  4,750,000 Bellsouth
  Telecommunications, Inc.,
             7.00%, 2/1/05..........      4,940,000
                                       ------------
  Total Corporate Bonds                  58,133,687
                                       ------------
 U.S. GOVERNMENT AGENCIES (14.0%):
 Federal Home Loan Bank (4.8%):
  2,500,000 6.30%, 4/29/99..........      2,513,575
  3,000,000 6.50%, 6/18/99..........      3,000,630
    935,000 6.70%, 7/22/02..........        938,478
                                       ------------
                                          6,452,683
                                       ------------
 Federal National Mortgage
 Association (9.2%):
  2,500,000 5.49%, 8/12/97..........      2,495,505
  1,300,000 6.38%, 8/14/01..........      1,319,045
  7,000,000 7.69%, 9/13/06..........      7,378,490
  1,000,000 6.76%, 7/16/07..........      1,017,320
                                       ------------
                                         12,210,360
                                       ------------
  Total U.S. Government Agencies         18,663,043
                                       ------------
 U.S. TREASURY NOTES (28.0%):
  3,250,000 5.63%, 8/31/97..........      3,250,363
  1,000,000 5.50%, 9/30/97..........      1,000,100
  8,000,000 6.75%, 4/30/00..........      8,191,520
  5,000,000 6.63%, 7/31/01..........      5,134,550
  3,500,000 6.25%, 2/15/03..........      3,555,370
  8,200,000 7.25%, 8/15/04..........      8,795,730
  7,300,000 6.50%, 5/15/05..........      7,514,401
                                       ------------
  Total U.S. Treasury Notes              37,442,034
                                       ------------
 U.S. TREASURY BONDS (10.9%):
 10,000,000 7.25%, 5/15/16..........     11,001,200
  3,650,000 6.25%, 8/15/23..........      3,599,083
                                       ------------
  Total U.S. Treasury Bonds              14,600,283
                                       ------------

                                   Continued

PACIFIC CAPITAL FUNDS
DIVERSIFIED FIXED INCOME FUND

                      SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

  SHARES
    OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 PRIVATE PLACEMENT (0.8%):
 1,000,000 MIC Financing Trust I, 8.38%,
            2/1/27...............................................   $  1,058,750
                                                                    ------------
  Total Private Placement                                              1,058,750
                                                                    ------------
 INVESTMENT COMPANY (1.2%):
 1,625,679 The One Group Prime Money Market Fund (Fiduciary
            Shares)..............................................   $  1,625,679
                                                                    ------------
  Total Investment Company                                             1,625,679
                                                                    ------------
  Total (Cost--$127,758,477) (a)                                    $131,523,476
                                                                    ============

--------
Percentages indicated are based on net assets of $133,686,079.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $39,129. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.....  $3,890,609
   Unrealized depreciation.....    (164,739)
                                 ----------
   Net unrealized appreciation.  $3,725,870
                                 ==========

PLC--Public Limited Company

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
TAX-FREE SECURITIES FUND

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 1997

   SHARES
     OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   ------------
 ALTERNATIVE MINIMUM TAX PAPER (17.8%):
 Hawaii (17.8%):
  2,320,000 Hawaii Airports System Revenue, 7.50%, 7/1/20, Second
             Series, FGIC, AMT...................................   $  2,557,800
    320,000 Hawaii Airports System Revenue, 7.50%, 7/1/09, Second
             Series, FGIC, AMT...................................        353,600
    740,000 Hawaii Airports System Revenue, 7.00%, 7/1/10, FGIC,
             AMT.................................................        822,325
    510,000 Hawaii Airports System Revenue, 7.38%, 7/1/11, AMBAC,
             AMT.................................................        561,000
 10,585,000 Hawaii Airports System Revenue, 6.90%, 7/1/12, Second
             Series, MBIA, AMT...................................     12,569,687
  1,890,000 Hawaii Airports System Revenue, 7.00%, 7/1/18, Second
             Series, MBIA, AMT...................................      2,081,363
    640,000 Hawaii Airports System Revenue, 7.30%, 7/1/20, AMBAC,
             AMT.................................................        702,400
  1,500,000 Hawaii Airports System Revenue, 6.75%, 7/1/21, Second
             Series, MBIA........................................      1,629,375
  3,205,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Citizens Utilities Co.
             Project, 6.60%, 7/1/22, AMT.........................      3,417,331
  7,000,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Hawaii Electric Co.,
             6.60%, 1/1/25, Series A, MBIA, AMT..................      7,726,250
  1,475,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Hawaiian Electric Co. &
             Subsidiaries, 6.55%, 12/1/22, MBIA, AMT.............      1,589,313
  3,000,000 Hawaii Department of Budget & Finance, Special
             Purpose Revenue, Hawaii Electric Co., 6.20%, 5/1/26,
             Series A, MBIA, AMT.................................      3,198,750
  1,825,000 Hawaii Harbor Capital Improvement Revenue, 6.10%,
             7/1/07, FGIC, AMT...................................      2,000,656
 Hawaii, continued:
 1,605,000 Hawaii Harbor Capital Improvement Revenue, 7.25%,
            7/1/10, MBIA, AMT...................................    $  1,759,481
 2,245,000 Hawaii Harbor Capital Improvement Revenue, 7.00%,
            7/1/17, MBIA, AMT...................................       2,438,631
 1,350,000 Hawaii Harbor Capital Improvement Revenue, 6.50%,
            7/1/19, FGIC, AMT...................................       1,458,000
 3,205,000 Hawaii Harbor Capital Improvement Revenue, 6.38%,
            7/1/24, FGIC, AMT...................................       3,449,381
 3,205,000 Hawaii Housing Finance & Development Corp., Single
            Family Mortgage Revenue, 6.00%, 7/1/26, Series A,
            AMT.................................................       3,281,119
 1,445,000 Honolulu City & County, 7.25%, 2/1/08, Series B,
            Callable 2/1/00
            @ 102 and 2/1/02 @ 100, FGIC,
            AMT.................................................       1,564,213
                                                                    ------------
                                                                      53,160,675
                                                                    ------------
  Total Alternative Minimum Tax Paper                                 53,160,675
                                                                    ------------
 MUNICIPAL BONDS (79.5%):
 Arizona (0.9%):
 1,000,000 Arizona Unified School District, Maricopa County, GO,
            5.40%, 7/1/12.......................................       1,033,750
 1,650,000 Phoenix Arizona Civic Improvement Corp., 5.25%,
            7/1/16, Callable 7/1/07 @ 100, MBIA.................       1,654,125
                                                                    ------------
                                                                       2,687,875
                                                                    ------------
 California (7.5%):
 1,500,000 Metropolitan Water District, 5.00%, 7/1/15, MBIA.....       1,494,375
 3,000,000 Metropolitan Water District, Southern California,
            5.75%, 7/1/21, MBIA.................................       3,120,000
 2,565,000 Northern California Transmission, Oregon Transmission
            Project, 7.00%, 5/1/13, Series A, MBIA..............       3,145,331

                                   Continued

PACIFIC CAPITAL FUNDS
TAX-FREE SECURITIES FUND

                       SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

  SHARES
    OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                        DESCRIPTION                           VALUE
 --------- -----------------------------------------------------   ------------
 MUNICIPAL BONDS, CONTINUED:
 California, continued:
 5,450,000 San Diego Public Facilities, 5.38%, 5/15/17, Callable
            5/15/07 @ 101 and 5/15/09 @ 100.....................   $  5,531,750
 1,745,000 San Francisco California C&C Airport Community,
            International Airport Revenues, 5.63%, 5/1/21,
            Callable 5/1/06 @ 101 and 5/1/07 @ 100, FGIC........      1,790,806
 1,735,000 San Francisco, Bay Area Rapid Transit, District Sales
            Tax Revenue, 5.50%, 7/1/15, FGIC....................      1,780,544
 5,000,000 State Department Water, 6.00%, 12/1/20, Series P,
            Callable 6/1/06 @ 101 and 6/1/07 @ 100..............      5,356,250
                                                                   ------------
                                                                     22,219,056
                                                                   ------------
 Colorado (0.3%):
 1,000,000 Adams & Arapaho County, 5.35%, 12/1/15, FGIC.........      1,028,750
                                                                   ------------
 Connecticut (0.4%):
 1,000,000 Connecticut State, Special Tax Obligation Revenue,
            6.25%, 10/1/14, FGIC................................      1,086,250
                                                                   ------------
 Florida (5.3%):
 2,000,000 Dade County, Water & Sewer, 5.50%, 10/1/15, FGIC.....      2,032,500
 2,000,000 Florida State, Bond Finance Department, General
            Services Environmental Revenue, 5.75%, 7/1/13,
            AMBAC...............................................      2,115,000
 3,500,000 Florida State, Turnpike Authority Revenue, Department
            of Transportation, 5.50%, 7/1/17, FGIC..............      3,600,624
 2,000,000 Florida State, Turnpike Revenue, Department of
            Transportation, 5.50%, 7/1/21, Series A, FGIC.......      2,050,000
 2,875,000 Orange County, Public Tax Service, 6.00%, 10/1/24,
            FGIC................................................      3,083,438
 Florida, continued:
 2,565,000 Orlando, Utilities Community Water & Electric Revenue
            Refunding, 6.75%, 10/1/17, Series D.................   $  3,126,094
                                                                   ------------
                                                                     16,007,656
                                                                   ------------
 Georgia (2.9%):
 1,285,000 Georgia State, Municipal Electric Authority Revenue,
            6.13%, 1/1/14, Series B, FGIC.......................      1,373,344
 1,605,000 Metropolitan Atlanta, Rapid Transportation Authority,
            Sales Tax Revenue, 6.25%, 7/1/11, Series P, AMBAC...      1,827,694
 4,690,000 Municipal Electric Authority, Special Obligation
            Third Crossover, 6.60%, 1/1/18, MBIA................      5,557,650
                                                                   ------------
                                                                      8,758,688
                                                                   ------------
 Hawaii (37.7%):
 2,000,000 Hawaii County, 5.50%, 5/1/08,
            Series A, FGIC......................................      2,145,000
 1,375,000 Hawaii County, GO, 4.50%, 2/1/04, Series A, FGIC.....      1,383,594
 1,305,000 Hawaii County, GO, 7.30%, 6/1/10, Series A, Pre-
            refunded 6/1/00
            @ 101, FGIC, (b)....................................      1,432,238
 2,095,000 Hawaii County, GO, 5.10%, 2/1/13, Series A, FGIC.....      2,115,950
   415,000 Hawaii County, GO, 5.60%, 5/1/13, Series A, FGIC.....        443,013
 2,320,000 Hawaii County, GO, 5.20%, 2/1/15.....................      2,343,200
 1,810,000 Hawaii County, GO, 5.00%, 2/1/10, Series A, FGIC.....      1,828,100
 1,455,000 Hawaii Department Budget & Finance, Queens Health
            System, 5.88%, 7/1/11...............................      1,540,481
 1,745,000 Hawaii Department Budget & Finance, Queens Health
            System, 6.05%, 7/01/16..............................      1,858,425
 2,535,000 Hawaii Department Budget & Finance, Special Purpose
            Mortgage Revenue, Hawaii Electric Co., 6.88%,
            4/1/12, MBIA........................................      2,596,727

                                   Continued

PACIFIC CAPITAL FUNDS
TAX-FREE SECURITIES FUND

                       SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

  SHARES
    OR
 PRINCIPAL                         SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   ------------
 MUNICIPAL BONDS, CONTINUED:
 Hawaii, continued:
 2,820,000 Hawaii Department Budget & Finance, Special Purpose
            Mortgage Revenue, Hawaii Electric Light Co. Project,
            7.20%, 12/1/14, MBIA..................................   $  3,084,375
 1,285,000 Hawaii Department Budget & Finance, Special Purpose
            Mortgage Revenue, Kaiser Permanente, 6.25%, 3/1/21,
            Series A..............................................      1,355,675
   965,000 Hawaii Department Budget & Finance, Special Purpose
            Mortgage Revenue, Maui Electric Co. Project, 6.88%,
            4/1/12, MBIA..........................................        988,498
 1,170,000 Hawaii Department Budget & Finance, Special Purpose
            Mortgage, Kapiolani Health Care System, 6.30%, 7/1/08,
            Callable 7/1/03 @ 102, MBIA...........................      1,285,538
 2,535,000 Hawaii Department Budget & Finance, Special Purpose
            Mortgage, Kapiolani Health Care System, 6.40%, 7/1/13,
            Callable 7/1/03 @ 102, MBIA...........................      2,782,163
   965,000 Hawaii Department Transportation, Special Facility
            Revenue, 5.75%, 3/1/13................................        996,363
   965,000 Hawaii Harbor Capital Improvement Revenue, 6.20%,
            7/1/08, MBIA..........................................      1,045,819
 4,525,000 Hawaii Housing Finance & Development Corp., 5.85%,
            7/1/17................................................      4,649,437
 1,925,000 Hawaii Housing Finance & Development Corp., Federal
            National Mortgage Assoc., 5.70%,7/1/13................      1,989,969
 4,185,000 Hawaii Housing Finance & Development Corp., Federal
            National Mortgage Assoc., 7.00%, 7/1/31...............      4,441,330
 1,580,000 Hawaii Housing Finance & Development Corp., Single
            Family Mortgage Purchase Revenue, 6.90%, 7/1/16,
            Series B..............................................      1,676,775
 Hawaii, continued:
 2,340,000 Hawaii Housing Finance & Development Corp., University
            of Hawaii Housing, 5.70%, 10/1/25, AMBAC.............    $  2,439,450
 2,000,000 Hawaii State, 6.00%, 10/1/12, Series BZ, FGIC.........       2,237,500
 2,000,000 Hawaii State, 6.50%, 12/1/13, Series CM, FGIC.........       2,350,000
 3,000,000 Hawaii State, 5.50%, 3/1/16, Series CN, FGIC..........       3,082,500
 5,000,000 Hawaii, GO, 6.05%, 1/1/08, FGIC.......................       5,531,249
   640,000 Hawaii, GO, 5.50%, 6/1/08, FGIC.......................         671,200
 1,345,000 Hawaii, GO, 6.38%, 2/1/09,
            Series BT, Pre-refunded 2/1/01
            @ 101, (b)...........................................       1,455,963
   640,000 Hawaii, GO, 5.50%, 6/1/09, FGIC.......................         668,000
 1,035,000 Hawaii, GO, 5.00%, 7/1/09, FGIC.......................       1,049,231
 4,490,000 Hawaii, GO, 6.13%, 2/1/10,
            Series BT, Pre-refunded 2/1/01
            @ 101, (b)...........................................       4,821,137
   640,000 Hawaii, GO, 5.50%, 6/1/10, Series CE, FGIC............         664,800
 4,000,000 Hawaii, GO, 5.25%, 9/1/10, Series CK, FGIC............       4,099,999
 3,145,000 Hawaii, GO, 5.25%, 6/1/13, FGIC.......................       3,200,038
 1,000,000 Hawaii, GO, 5.25%, 3/1/16, Series CL, FGIC............       1,010,000
 1,480,000 Honolulu City & County, 7.15%, 6/1/10, Series C,
            Prefunded 6/1/00 @ 101, (b)..........................       1,618,750
 2,565,000 Honolulu City & County, 7.35%, 7/1/06, Series A, FGIC.       3,090,825
 3,000,000 Honolulu City & County, 6.00%, 1/1/11, Series A, FGIC.       3,344,999
 3,000,000 Honolulu City & County, 5.75%, 4/1/11, Series A, FGIC.       3,243,750
 1,605,000 Honolulu City & County, 5.75%, 4/1/12, FGIC...........       1,759,481
 2,890,000 Honolulu City & County, 5.75%, 4/1/13, Series A, FGIC.       3,128,425
 2,000,000 Honolulu City & County, 5.63%, 9/1/13, Series A,
            Callable 9/1/06 @ 102 and 9/1/08 @ 100,..............       2,100,000

                                   Continued

PACIFIC CAPITAL FUNDS
TAX-FREE SECURITIES FUND

                       SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

  SHARES
    OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 MUNICIPAL BONDS, CONTINUED:
 Hawaii, continued:
 1,280,000 Honolulu City & County Refunding & Improvement, 5.50%,
            10/1/11, Series B, FGIC..............................   $  1,360,000
   640,000 Honolulu City & County Refunding & Improvement, 5.25%,
            10/1/12, Series B, FGIC..............................        664,800
 1,055,000 Honolulu City & County Water, 6.00%, 12/1/10, FGIC....      1,180,281
 1,595,000 Honolulu City & County Water, 6.00%, 12/1/11, FGIC....      1,786,400
   640,000 Honolulu City & County Water, 6.00%, 12/1/14, FGIC....        715,200
 1,380,000 Honolulu City & County, GO, 5.00%, 11/1/12, Series A,
            MBIA.................................................      1,386,900
   695,000 Kauai County, 5.55%, 8/1/04...........................        743,650
   740,000 Kauai County, 5.65%, 8/1/05...........................        800,125
   780,000 Kauai County, 5.75%, 8/1/06...........................        852,150
   925,000 Kauai County, 5.90%, 8/1/09, Series C, AMBAC..........      1,023,281
 1,005,000 Maui County, 5.10%, 9/1/11, Series A, Callable 9/1/07
            @ 101................................................      1,020,075
   645,000 Maui County Refunding, 5.25%, 9/1/06..................        674,025
   890,000 Maui County Refunding, 5.13%, 12/15/10................        904,463
   355,000 Maui County Water, 6.10%, 12/1/02, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b).....................................        386,506
   375,000 Maui County Water, 6.20%, 12/1/03, Series A, FGIC.....        409,688
   400,000 Maui County Water, 6.30%, 12/1/04, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b).....................................        438,500
   425,000 Maui County Water, 6.40%, 12/1/05, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b).....................................        468,031
   390,000 Maui County Water, 6.50%, 12/1/06, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b).....................................        430,950
   380,000 Maui County Water, 6.60%, 12/1/07, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b).....................................        421,325
 Hawaii, continued:
   520,000 Maui County Water, 6.65%, 12/1/08, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b)....................................    $    577,200
   455,000 Maui County Water, 6.65%, 12/1/09, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b)....................................         505,050
   595,000 Maui County Water, 6.70%, 12/1/10, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b)....................................         661,938
   535,000 Maui County Water, 6.70%, 12/1/11, Series A, Pre-
            refunded 12/1/01
            @ 101, FGIC, (b)....................................         595,188
 1,020,000 Maui County, GO, 5.90%, 6/1/14.......................       1,085,025
                                                                    ------------
                                                                     112,640,718
                                                                    ------------
 Kansas (1.7%):
 2,565,000 Burlington Pollution Control Refunding, Kansas Gas &
            Electric Co. Project, 7.00%, 6/1/31.................       2,843,944
 2,000,000 Kansas City, Utilities System, Revenue Refunding &
            Improvement, 6.38%, 9/1/23..........................       2,200,000
                                                                    ------------
                                                                       5,043,944
                                                                    ------------
 Maine (0.7%):
 1,925,000 Maine State Turnpike Authority, Turnpike Revenue,
            6.00%, 7/1/14.......................................       2,069,375
                                                                    ------------
 Massachusetts (1.6%):
 3,790,000 Commonwealth of Massachusetts, 5.50%, 7/1/15, Series
            B...................................................       3,889,488
 1,000,000 Massachusetts State Water Pollution Abatement Trust,
            5.70%, 2/1/13.......................................       1,047,500
                                                                    ------------
                                                                       4,936,988
                                                                    ------------
 Michigan (2.4%):
 4,000,000 Michigan Environmental Protection Program, GO, 5.40%,
            11/1/19.............................................       4,074,999
 1,545,000 Michigan Strategic Obligations Revenue, 6.95%,
            5/1/11..............................................       1,875,244
 1,250,000 Saline Area Schools, GO, 5.50%, 5/1/15, FGIC.........       1,289,063
                                                                    ------------
                                                                       7,239,306
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
TAX-FREE SECURITIES FUND

                       SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

  SHARES
    OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                        DESCRIPTION                           VALUE
 --------- -----------------------------------------------------   ------------
 MUNICIPAL BONDS, CONTINUED:
 Minnesota (0.8%):
 2,000,000 North St. Paul, Maplewood, Independent School
            District, No. 622, 6.88%, 2/1/15, Series A,
            Prefunded 2/1/05 @ 100..............................   $  2,327,500
                                                                   ------------
 New Jersey (1.3%):
 2,000,000 New Jersey Wastewater Treatment Trust, 6.38%, 4/1/14,
            Series B............................................      2,212,500
 1,500,000 South Brunswick Township Board of Education, 6.40%,
            8/1/14, FGIC........................................      1,700,625
                                                                   ------------
                                                                      3,913,125
                                                                   ------------
 New Mexico (2.0%):
 2,000,000 Rio Rancho Water & Waste Water Systems Revenue,
            5.90%, 5/15/15, Series A, FSA.......................      2,095,000
 2,085,000 Santa Fe Revenue, 6.25%, 6/1/15, Prefunded 6/1/04 @
            100.................................................      2,316,956
 1,625,000 Sante Fe, New Mexico, Gross Receipts Tax Revenue,
            5.63%, 6/1/16.......................................      1,677,813
                                                                   ------------
                                                                      6,089,769
                                                                   ------------
 New York (0.7%):
 2,000,000 Triborough Bridge & Tunnel Authority, New York
            Revenues, General Purpose, 5.30%, 1/1/17............      2,012,500
                                                                   ------------
 North Carolina (1.2%):
 3,085,000 Easton Municipal Power Agency, 6.50%, 1/1/18, (b)....      3,644,156
                                                                   ------------
 Ohio (1.5%):
 2,320,000 Cleveland Package Facilities Revenue, 5.50%, 9/15/16.      2,372,200
 1,120,000 Cleveland Waterworks Revenue, 6.25%, 1/1/16, MBIA....      1,191,400
 1,000,000 Ohio Water Development Authority, Pollution Control,
            5.50%, 12/1/15, MBIA................................      1,026,250
                                                                   ------------
                                                                      4,589,850
                                                                   ------------
 Oregon (0.6l%):
 1,605,000 Umatilla County, School District Number 016R,
            Pendleton, 6.00%, 7/1/14, AMBAC.....................   $  1,727,381
                                                                   ------------
 Pennsylvania (1.1%):
 3,150,000 Southeastern Pennsylvania Transportation Authority,
            6.00%, 3/1/15, Series A, Callable 3/1/05 @ 101,
            FGIC................................................      3,350,813
                                                                   ------------
 South Carolina (0.8%):
 1,960,000 Piedmont Municipal Power Agency, South Carolina
            Electric Refunding, 6.50%, 1/1/14, Series A, FGIC...      2,288,300
                                                                   ------------
 Tennessee (2.6%):
 1,000,000 Johnson City, School Sales Tax, 6.70%, 5/1/21........      1,161,250
 6,300,000 Shelby County Refunding, 5.63%, 4/1/15, Series A.....      6,544,125
                                                                   ------------
                                                                      7,705,375
                                                                   ------------
 Texas (1.7%):
 1,520,000 Harris County, Certificates of Obligation, 6.00%,
            10/1/15.............................................      1,634,000
 2,000,000 Texas State Refunding, Public Finance Authority,
            5.95%, 10/1/15, Series A............................      2,115,000
 1,280,000 Texas State, Public Financial Authority, 6.00%,
            10/1/12,
            Series A............................................      1,366,400
                                                                   ------------
                                                                      5,115,400
                                                                   ------------
 Virginia (3.8%):
 3,500,000 Commonwealth of Virginia Public School Authority,
            Special Obligation, Chesapeake School, 5.63%,
            6/1/15..............................................      3,644,375
 2,995,000 Fairfax County Public Improvement, 5.50%, 6/1/14,
            Series A............................................      3,096,081
 2,750,000 Norfolk Water Revenue, 5.75%, 11/1/13, MBIA..........      2,894,375


                                   Continued

PACIFIC CAPITAL FUNDS
TAX-FREE SECURITIES FUND

                       SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

  SHARES
    OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                        DESCRIPTION                           VALUE
 --------- -----------------------------------------------------   ------------
 MUNICIPAL BONDS, CONTINUED:
 Virginia, continued:
 1,750,000 Richmond Refunding, 5.20%, 1/15/14...................    $  1,776,250
                                                                    ------------
                                                                      11,411,081
                                                                    ------------
  Total Municipal Bonds                                              237,893,856
                                                                    ------------
 MUNICIPAL VARIABLE RATE DEMAND OBLIGATIONS (1.6%):
 Indiana (0.6%):
 1,700,000 Purdue University, 3.50%*, 7/1/11, Series E..........       1,700,000
                                                                    ------------
 New York (0.9%):
 1,000,000 New York City Municipal Water Fin. Auth., Water &
            Sewer Sys Revenues, 3.60%*, 6/15/25.................       1,000,000
 1,800,000 New York, New York, 3.60%*, 10/1/23...................   $  1,800,000
                                                                    ------------
                                                                       2,800,000
                                                                    ------------
 Washington (0.1%):
   400,000 Washington State Health Care, 3.70%*, 1/1/18..........        400,000
                                                                    ------------
  Total Municipal Variable Rate Demand Obligations                     4,900,000
                                                                    ------------
 INVESTMENT COMPANY (0.1%):
   250,819 Nuveen Tax Free Money Market Fund.....................        250,819
                                                                    ------------
  Total Investment Company                                               250,819
                                                                    ------------
  Total (Cost--$273,111,775) (a)                                    $296,205,350
                                                                    ============

--------
Percentages indicated are based on net assets of $299,309,296.

* Variable rate security. Rate presented represents rate in effect at July 31, 1997. Maturity reflects final maturity date.

(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $23,106,595
   Unrealized depreciation..     (13,020)
                             -----------
   Net unrealized
   appreciation............. $23,093,575
                             ===========

(b) Collateralized by various U.S. Government Securities.

AMBAC--AMBAC Indemnity Corporation
AMT--Alternative Minimum Tax Paper
FGIC--Insured by Financial Guaranty Insurance Corporation
FSA--Insured by Financial Security Assurance
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 1997

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 ALTERNATIVE MINIMUM TAX PAPER (15.8%):
 Hawaii (10.3%):
  2,000,000 Hawaii State Airports System, Revenue, 5.45%, 7/1/00,
             Second Series, MBIA.................................   $ 2,074,999
  1,270,000 Hawaii State Airports Systems Revenue, 5.60%, 7/1/01.     1,335,088
    500,000 Hawaii State Housing Fin & Dev Single Family, 4.55%,
             7/1/02, Series A, AMT...............................       500,625
                                                                    -----------
                                                                      3,910,712
                                                                    -----------
 Illinois (1.3%):
    500,000 Chicago Illinois O'Hare International Airport, 4.90%,
             1/1/01..............................................       508,750
                                                                    -----------
 Texas (4.2%):
    550,000 Brazos, Higher Education Authority, 5.60%, 6/1/99,
             Series A-2..........................................       563,063
  1,000,000 El Paso Texas Apartment Revenue, 5.00%, 8/15/01......     1,025,000
                                                                    -----------
                                                                      1,588,063
                                                                    -----------
  Total Alternative Minimum Tax Paper                                 6,007,525
                                                                    -----------
 MUNICIPAL BONDS (82.5%):
 Alaska (2.7%):
  1,000,000 Alaska State Housing Finance Corp., 4.60%, 6/1/00....     1,013,750
                                                                    -----------
 Arizona (3.6%):
    750,000 Arizona State Transportation Board, 5.50%, 7/1/00....       780,938
    600,000 Salt River Project, Arizona Agricultural, 4.45%,
             1/1/00,
             Series B............................................       606,000
                                                                    -----------
                                                                      1,386,938
                                                                    -----------
 Hawaii (45.4%):
  2,500,000 Hawaii State Airport System Revenue, 5.55%, 7/1/00,
             MBIA................................................     2,612,499
    120,000 Hawaii State Community Development Authority,
             District #1, Special Tax Assessment, 4.45%, 7/1/98..       120,641
    165,000 Hawaii State Community Development Authority,
             District #2, Special Tax Assessment, 4.45%, 7/1/98..   $   165,881
  1,000,000 Hawaii State Housing Fin & Dev Single Family, 4.80%,
             7/1/07, Series B....................................     1,002,500
  3,000,000 Hawaii State, GO, 5.50%, 1/1/00......................     3,101,249
  2,500,000 Hawaii State, GO, 4.60%, 2/1/00, Series Cd...........     2,534,374
  1,500,000 Hawaii State, GO, 5.00%, 9/1/00, Series Ck...........     1,541,250
  1,200,000 Hawaii State, GO, 4.50%, 3/1/01, Series Cl...........     1,215,000
    850,000 Honolulu, City & County, 4.70%, 9/1/01, Series A.....       868,063
    800,000 Honolulu, City & County, 5.25%, 9/1/02, Series A,
             FGIC................................................       837,000
    700,000 Honolulu, City & County GO, 5.10%, 1/1/00, Series A,
             FGIC................................................       716,625
    750,000 Honolulu, City & County GO, 5.10%, 6/1/00, Series B..       771,563
    375,000 Honolulu, City & County Improvement District, 5.85%,
             10/15/97............................................       376,328
    370,000 Honolulu, City & County Improvement District, 6.05%,
             10/15/98............................................       378,788
    370,000 Honolulu, City & County Improvement District, 6.20%,
             10/15/99............................................       383,875
    620,000 Maui County, GO, 5.35%, 6/1/00.......................       641,700
                                                                    -----------
                                                                     17,267,336
                                                                    -----------
 Illinois (4.0%):
  1,500,000 Metropolitan Pier & Exposition, 4.60%, 12/15/00......     1,522,500
                                                                    -----------
 Maryland (2.7%):
  1,000,000 Maryland State and Local Facilities, GO, 5.00%,
             3/1/03..............................................     1,040,000
                                                                    -----------


                                   Continued

PACIFIC CAPITAL FUNDS
TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

                       SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

  SHARES
    OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 MUNICIPAL BONDS, CONTINUED:
 Massachusetts (3.4%):
 1,265,000 Massachusetts State Construction, 5.13%, 11/1/00,
            Series D.............................................   $ 1,302,950
                                                                    -----------
 Michigan (2.7%):
 1,000,000 Ypsilanti Michigan School District Ref., GO, 4.60%,
            5/1/01, FGIC.........................................     1,013,750
                                                                    -----------
 Minnesota (5.9%):
 1,500,000 Minnesota State Revenue, 5.00%, 6/30/01, Series A.....     1,546,875
   700,000 Minnesota State, GO, 5.00%, 8/1/00....................       721,000
                                                                    -----------
                                                                      2,267,875
                                                                    -----------
 Missouri (2.8%):
 1,000,000 Kansas City Water Revenue, 5.50%, 12/1/02.............     1,063,750
                                                                    -----------
 Rhode Island (3.3%):
 1,250,000 Rhode Island Housing & Mortgage Financial Corporation,
            5.00%, 7/1/00........................................     1,275,000
                                                                    -----------
 Texas (1.3%):
   500,000 Tarrant County Texas Health Facilities Development,
            4.75%, 9/1/00, AMBAC.................................       508,750
                                                                    -----------
 Virginia (2.0%):
   750,000 Virginia State Public School Authority, 4.50%, 1/1/01.   $   758,438
                                                                    -----------
 Wisconsin (2.7%):
 1,000,000 Milwaukee, GO, 5.00%, 2/1/01..........................     1,032,500
                                                                    -----------
  Total Municipal Bonds                                              31,453,537
                                                                    -----------
 MUNICIPAL VARIABLE RATE DEMAND
  OBLIGATIONS (3.9%):
 Washington (3.9%):
 1,500,000 Washington State Health Care Facility Hutchinson,
            3.70%*, 1/1/18.......................................     1,500,000
                                                                    -----------
  Total Municipal Variable Rate
   Demand Obligations                                                 1,500,000
                                                                    -----------
 INVESTMENT COMPANY (0.8%):
   318,106 Nuveen Tax Free Money
            Market Fund..........................................       318,106
                                                                    -----------
  Total Investment Company                                              318,106
                                                                    -----------
  Total (Cost--$38,681,464) (a)                                     $39,279,168
                                                                    ===========

--------
Percentages indicated are based on net assets of $38,134,362.

* Variable rate security. Rate presented represents rate in effect at July 31, 1997. Maturity reflects final maturity date.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.....  $597,704
   Unrealized depreciation.....         0
                                 --------
   Net unrealized appreciation.  $597,704
                                 ========

AMBAC--AMBAC Indemnity Corporation
AMT--Alternative Minimum Tax Paper
FGIC--Insured by Financial Guaranty Insurance Corporation
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
NEW ASIA GROWTH FUND

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 1997

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (81.6%):
 Hong Kong (42.3%):
 Chemicals (0.2%):
   200,000 Ngai Hing Hong Co. Ltd.................................   $    53,729
                                                                     -----------
 Construction (5.7%):
    70,000 Cheung Kong Infrastructure.............................       242,298
   170,600 New World Infrastructure Ltd. (b)......................       542,039
 1,500,000 Wai Kee Holdings Ltd...................................       450,434
                                                                     -----------
                                                                       1,234,771
                                                                     -----------
 Containers & Packaging (1.4%):
   136,000 Cosco Pacific Limited..................................       304,758
                                                                     -----------
 Diversified--Conglomerates, Holding Companies (10.1%):
    62,000 Citic Pacific Limited..................................       393,179
    78,000 Hutchison Whampoa Ltd..................................       760,604
   111,000 Swire Pacific Ltd., Class A............................     1,053,724
                                                                     -----------
                                                                       2,207,507
                                                                     -----------
 Electrical & Electronic (1.0%):
   590,000 Elec & Eltek International Holdings Ltd. ..............       213,367
                                                                     -----------
 Financial Services (1.6%):
    53,200 Dah Sing Financial Group...............................       339,434
                                                                     -----------
 Forest Products (0.5%):
   514,000 Ta Fu International Ltd................................       100,908
                                                                     -----------
 Real Estate (14.0%):
    37,000 Cheung Kong Holdings Ltd...............................       410,977
   438,000 China Resources Beijing Land...........................       347,909
   186,000 China Resources Enterprise Ltd. .......................       929,696
   794,000 Fairyoung Holdings Ltd. (b)............................       328,161
   289,000 Lai Sun Development Co. Ltd............................       324,739
    60,000 New World Development Co. Ltd..........................       432,029
   120,000 Wheelock & Co. Ltd.....................................       289,828
                                                                     -----------
                                                                       3,063,339
                                                                     -----------
 Telecommunications (2.2%):
   161,500 Asia Satellite Telecom Holdings, Ltd. .................       484,967
                                                                     -----------
 Textile/Apparel (0.6%):
   865,000 Chaifa Holdings Ltd....................................       139,651
                                                                     -----------
 Transportation--Air (0.7%):
   246,000 China Southern Airlines Co.............................       151,714
                                                                     -----------
 Utilities--Electric (4.3%):
   42,000  China Light & Power Co. Ltd............................   $   240,851
  480,000  Guangdong Electric Power...............................       359,572
   85,500  Hong Kong Electric Holdings Ltd........................       348,956
                                                                     -----------
                                                                         949,379
                                                                     -----------
                                                                       9,243,524
                                                                     -----------
 India (2.8%):
 Engineering (2.8%):
   35,000  Larsen & Toubro--GDR...................................       612,500
                                                                     -----------
 Indonesia (6.5%):
 Automotive (1.3%):
   73,000  PT Astra International.................................       279,159
                                                                     -----------
 Chemicals (0.2%):
   36,000  PT Lautan Luas (b).....................................        49,904
                                                                     -----------
 Fisheries (2.0%):
  263,000  PT Daya Guna Samudera..................................       434,980
                                                                     -----------
 Food Products (0.7%):
  165,100  PT Fiskar Agung Perkasa................................       156,261
                                                                     -----------
 Hotels & Lodging (1.5%):
  490,000  PT Sona Topas Tourism..................................       318,547
                                                                     -----------
 Utilities--Telecommunications (0.8%):
  120,000  PT Telekomunikasi......................................       183,556
                                                                     -----------
                                                                       1,422,407
                                                                     -----------
 Korea (4.7%):
 Machinery & Equipment (1.7%):
   42,000  Daewoo Heavy Industries................................       364,314
                                                                     -----------
 Steel (1.3%):
    3,360  Pohang Iron & Steel Co.................................       287,959
                                                                     -----------
 Utilities--Electric (1.7%):
   12,500  Korea Electric Power Corp..............................       365,169
                                                                     -----------
                                                                       1,017,442
                                                                     -----------
 Malaysia (7.0%):
 Construction (0.8%):
  100,000  Metacorp Berhad........................................       173,714
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
NEW ASIA GROWTH FUND

                       SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Malaysia, continued:
 Diversified--Conglomerates, Holding Companies (1.9%):
   130,000 Multi-Purpose Holdings Berhad..........................   $   161,728
   200,000 Renong Berhad..........................................       256,398
                                                                     -----------
                                                                         418,126
                                                                     -----------
 Engineering (1.1%):
   120,000 IJM Corp Berhad........................................       232,124
                                                                     -----------
 Financial Services (1.0%):
   170,000 Public Finance Berhad..................................       224,387
                                                                     -----------
 Real Estate (0.8%):
   175,000 Hong Leong Properties Berhad...........................       179,214
                                                                     -----------
 Telecommunications (0.8%):
   135,000 Time Engineering Berhad................................       171,021
                                                                     -----------
 Transportation (0.6%):
   112,000 Johor Port Berhad......................................       125,742
                                                                     -----------
                                                                       1,524,328
                                                                     -----------
 Philippines (1.6%):
 Real Estate (1.6%):
 1,332,000 Belle Corporation (b)..................................       298,551
   325,000 Fil - Estate Land, Inc. (b)............................        58,276
                                                                     -----------
                                                                         356,827
                                                                     -----------
 Singapore (5.3%):
 Beverages (1.2%):
    40,000 Fraser & Neave Ltd. ...................................       271,920
                                                                     -----------
 Diversified--Conglomerates, Holding Companies (0.6%):
    32,500 Keppel Corporation.....................................       139,189
                                                                     -----------
 Electrical Equipment (2.1%):
    60,000 Elec & Eltek International Co. Ltd.....................       450,000
                                                                     -----------
 Hotels & Lodging (1.2%):
   150,000 Hotel Properties Ltd...................................       257,984
                                                                     -----------
 Real Estate (0.2%):
    33,600 Orchard Parade Holdings Ltd............................        47,281
                                                                     -----------
                                                                       1,166,374
                                                                     -----------
 Taiwan (7.2%):
 Banks (1.0%):
  148,350  Chinatrust Commercial Bank.............................   $   223,394
                                                                     -----------
 Computers & Peripherals (2.9%):
   15,000  Asustek Computer Inc. (b)..............................       311,628
   36,000  Inventec Co. Ltd.(b)...................................       294,897
                                                                     -----------
                                                                         606,525
                                                                     -----------
 Electrical & Electronic (2.5%):
   26,400  Compal Electronics (b).................................       126,534
   96,000  Siliconware Precision Industries
            Co. (b)...............................................       426,659
                                                                     -----------
                                                                         553,193
                                                                     -----------
 Real Estate (0.8%):
   82,500  Kindom Construction Co., Ltd. (b)......................       181,173
                                                                     -----------
                                                                       1,564,285
                                                                     -----------
 Thailand (1.2%):
 Oil & Gas Exploration, Production, & Services (1.2%):
   17,500  PTT Exploration & Production PLC.......................       258,039
                                                                     -----------
 United States (3.0%):
 Computers & Peripherals (2.4%):
    8,450  Lite-On Technology Corp. GDR (b).......................       252,951
   10,000  Synnex Technology International Corp.--GDR (b).........       289,500
                                                                     -----------
                                                                         542,451
                                                                     -----------
 Construction & Housing (0.6%):
   14,938  Dong-Ah Construction Industrial Co. EDR................       120,624
                                                                     -----------
                                                                         663,075
                                                                     -----------
  Total Common Stocks                                                 17,828,801
                                                                     -----------
 WARRANTS (0.2%):
 Hong Kong (0.2%):
 Construction (0.2%):
  225,000  Wai Kee Holdings Ltd., 6/30/00.........................        36,616
                                                                     -----------
  Total Warrants                                                          36,616
                                                                     -----------


                                   Continued

PACIFIC CAPITAL FUNDS
NEW ASIA GROWTH FUND

                       SCHEDULE OF INVESTMENTS, CONTINUED
                                 JULY 31, 1997

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 INVESTMENT COMPANY (16.3%):
 United States (16.3%):
 3,560,847 Union Bank of California Money Market Fund.............   $ 3,560,847
                                                                     -----------
  Total Investment Company                                             3,560,847
                                                                     -----------
  Total (Cost--$19,750,749) (a)                                      $21,426,264
                                                                     ===========

--------
Percentages indicated are based on net assets of $21,834,599.


Forward Currency Contracts:

                                  DELIVERY CONTRACT  CONTRACT VALUE
                                    DATE     PRICE   (U.S. DOLLARS) DEPRECIATION
                                  -------- --------  -------------- ------------
   Currency Purchased:
   Hong Kong Dollar..............  8/4/97  $    7.74    $586,932       $(219)
   Currency Sold:
   Indonesia Rupee...............  8/4/97  $2,620.00    $278,408       $(425)

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.... $ 3,227,362
   Unrealized depreciation....  (1,551,847)
                               -----------
   Net unrealized
   appreciation............... $ 1,675,515
                               ===========

(b) Non income producing securities.

EDR--European Depository Receipt
GDR--Global Depository Receipt
PLC--Public Limited Company

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 JULY 31, 1997

1. ORGANIZATION

 Pacific Capital Funds (the "Trust") was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a "Fund" and collectively, the "Funds"): Growth Stock Fund, U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Growth and Income Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, and New Asia Growth Fund. The Trust is authorized to issue an unlimited number of shares without par value in two classes of shares for each Fund: Retail Class and Institutional Class. The Institutional Class commenced operations October 14, 1994 when the Trust identified those Institutional Shareholders that were part of the Retail Class (as of October 13, 1994) and transferred the Shareholders into the Institutional Class. Retail Class Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees paid by Retail Class Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

 The Funds' investment objectives are as follows: Growth Stock Fund seeks long-term capital appreciation; U.S. Treasury Securities Fund and Short Intermediate U.S. Treasury Securities Fund seek a high level of current income consistent with prudent risk of capital. Growth and Income Fund seeks primarily current income and secondarily capital appreciation. Diversified Fixed Income Fund seeks a high level of current income. Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund seek a high level of current income exempt from federal and Hawaii income taxes. New Asia Growth Fund seeks long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 SECURITIES VALUATION

 Investments of the Funds for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation National Market System ("NASDAQ") are valued at last reported sale price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Securities, including thinly traded, unlisted, and restricted securities, for which market quotations are not readily available, are valued at fair market value by the investment adviser under the supervision of the Funds' Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of securities are reflected as either unrealized appreciation or depreciation.


                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997


 SECURITIES TRANSACTIONS AND RELATED INCOME

 Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date and is reduced by applicable foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 FOREIGN CURRENCY TRANSLATION

 The New Asia Growth Fund isolates that portion of the results of operations resulting from changes in currency exchange rates from the fluctuation arising from changes in market prices of securities held.

 Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions. Reported net realized foreign exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

 RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

 Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

 Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available in the New Asia Growth Fund and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

 Withholding taxes on foreign dividends have been provided for in accordance with the New Asia Growth Fund's understanding of applicable countries' tax rules and rates.

 FORWARD CURRENCY EXCHANGE CONTRACTS

 The New Asia Growth Fund may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies. The Fund may enter into currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward currency contracts to purchase or to sell foreign currencies. A forward foreign currency contract is an obligation by the Fund to purchase or to sell a specific currency at a future date at a price set at the time of the contract. The Fund may use forward foreign currency exchange contracts in order to protect against uncertainty in fluctuations of future foreign exchange rates. The use of such forward

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997

 contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

 WHEN-ISSUED AND FORWARD COMMITMENTS

 The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The value of securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

 REPURCHASE AGREEMENTS

 The Funds may acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which Hawaiian Trust Company, Limited ("Hawaiian Trust") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price ("repurchase agreement"). The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

 DIVIDENDS TO SHAREHOLDERS

 Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund. Dividends from net investment income are declared and paid monthly for the Growth Stock Fund and Growth and Income Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund. Distributable net realized capital gains, if any, are declared and distributed annually.

 Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of foreign currency transactions and deferrals of certain losses. Permanent book and tax basis differences are reflected in the components of net assets.

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997


 FEDERAL INCOME TAXES

 Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

 ORGANIZATION COSTS

 Costs incurred by the Trust in connection with organization, registration and the initial public offering of shares have been deferred and are amortized using the straight-line method over a period of two years from the commencement of the public offering of shares of each Fund.

 CONCENTRATION OF CREDIT RISK

 The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within that State.

 OTHER

 Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or other appropriate basis.

3. PURCHASES AND SALES OF SECURITIES

 Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 1997 are as follows:

                                                        PURCHASES      SALES
                                                       ------------ ------------
 Growth Stock Fund.................................... $ 58,249,346 $ 92,090,700
 U.S. Treasury Securities Fund........................   10,008,609   10,750,239
 Short Intermediate U.S. Treasury Securities Fund.....   13,308,723   11,193,471
 Growth and Income Fund...............................   81,708,653   70,234,365
 Diversified Fixed Income Fund........................  110,382,175  147,784,788
 Tax-Free Securities Fund.............................   31,839,329   35,193,262
 Tax-Free Short Intermediate Securities Fund..........   11,321,459   12,977,684
 New Asia Growth Fund.................................   24,575,698   19,365,912

4. RELATED PARTY TRANSACTIONS

 Investment advisory services are provided to the Trust by Hawaiian Trust (the "Adviser"). Under the terms of the investment advisory agreement with the Trust, the Adviser is entitled to receive fees based on a percentage of the average net assets of the Fund.

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Services") are subsidiaries of The BISYS Group, Inc. BISYS, with whom certain officers and a trustee of the Trust are affiliated, serves the Trust as principal underwriter and administrator. Such officers and trustee are not paid any fees directly by the Funds for serving as officers and trustee of the Trust. Under the terms of the management and administration agreement, BISYS' fees are computed at an annual rate of 0.20% of the average daily net assets of each Fund.

 BISYS also serves as the Trust's distributor and receives fees for providing distribution services in accordance with a Distribution Agreement (the "Agreement") pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, Retail Class Shares pay BISYS a fee not to exceed, on an annual basis, 0.75% of the average daily net assets attributable to the Retail Class of shares of each Fund for payments BISYS makes to banks, including the Advisor, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance. For the year ended July 31, 1997, BISYS, as the Trust's principal underwriter, received approximately $231,831 from commissions on sales of Retail Class shares of which $210,914 was reallowed to dealers affiliated with the Advisor and $15,602 was reallowed to other dealers.

 BISYS Services serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS Services is entitled to receive fees based on a percentage of the average net assets of each Fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

 Fees may be voluntarily reduced or expenses reimbursed to assist the Funds in maintaining competitive expense ratios.

 Information regarding these transactions for the year ended July 31, 1997 is as follows:

                           INVESTMENT ADVISORY FEES
                         ----------------------------
                         ANNUAL FEE AS A              ADMINISTRATION  12b-1 FEES
                            PERCENTAGE       FEES          FEES      VOLUNTARILY
                            OF AVERAGE    VOLUNTARILY  VOLUNTARILY    REDUCED--   ACCOUNTING
                         DAILY NET ASSETS   REDUCED      REDUCED     RETAIL CLASS   FEES*
                         ---------------- ----------- -------------- ------------ ----------
 Growth Stock Fund......      0.80%         $   --       $ 75,584      $32,878     $56,233
 U.S. Treasury
 Securities Fund........      0.60%             --          9,759        5,272       7,274
 Short Intermediate U.S.
  Treasury
  Securities Fund.......      0.50%          47,940        12,012        3,727       7,165
 Growth and Income Fund.      0.80%             --         38,905       10,559      28,824
 Diversified Fixed
 Income Fund............      0.60%             --         58,083        5,621      43,393
 Tax-Free Securities
 Fund...................      0.60%             --        117,822        6,370      87,816
 Tax-Free Short
  Intermediate
  Securities Fund.......      0.50%             --         19,630        4,005      11,729
 New Asia Growth Fund...      0.90%           7,778         8,389       13,636       4,977

 --------
 * Accounting fees do not include out-of-pocket expenses.

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997


5. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares for the Trust were as follows:

                                                            U.S. TREASURY
                               GROWTH STOCK FUND           SECURITIES FUND
                            -------------------------  ------------------------
                               AMOUNT        SHARES       AMOUNT       SHARES
                            -------------  ----------  ------------  ----------
                               FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                 JULY 31, 1997              JULY 31, 1997
                            -------------------------  ------------------------
  RETAIL CLASS SHARES:
  Shares issued...........  $   3,204,633     224,887  $    262,172      28,434
  Dividends reinvested....         16,102       1,191        48,799       5,310
  Shares redeemed.........     (1,497,916)   (109,496)     (228,130)    (24,896)
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $   1,722,819     116,582  $     82,841       8,848
                            =============  ==========  ============  ==========
  INSTITUTIONAL CLASS
  SHARES:
  Shares issued...........  $  36,521,743   2,562,096  $  1,380,971     149,658
  Dividends reinvested....         76,010       5,584     1,366,474     148,459
  Shares redeemed.........    (80,981,052) (5,700,654)   (2,779,194)   (300,730)
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $ (44,383,299) (3,132,974) $    (31,749)     (2,613)
                            =============  ==========  ============  ==========
                               FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                 JULY 31, 1996              JULY 31, 1996
                            -------------------------  ------------------------
  RETAIL CLASS SHARES:
  Shares issued...........  $   2,212,900     181,079  $    120,008      12,543
  Dividends reinvested....        269,722      22,667        60,138       6,342
  Shares redeemed.........     (1,174,009)    (94,879)     (205,941)    (21,534)
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $   1,308,613     108,867  $    (25,795)     (2,649)
                            =============  ==========  ============  ==========
  INSTITUTIONAL CLASS
  SHARES:
  Shares issued...........  $ 131,615,185  10,917,906  $  1,527,773     161,323
  Dividends reinvested....      6,169,023     518,783     1,842,036     194,471
  Shares redeemed.........   (104,518,765) (8,612,823)  (30,773,600) (3,250,486)
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $  33,265,443   2,823,866  $(27,403,791) (2,894,692)
                            =============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997

5. CAPITAL SHARE TRANSACTIONS (CONTINUED):

                            SHORT INTERMEDIATE U.S.
                            TREASURY SECURITIES FUND   GROWTH AND INCOME FUND
                            -------------------------- ------------------------
                                 AMOUNT        SHARES     AMOUNT       SHARES
                            ------------  ------------ ------------  ----------
  RETAIL CLASS SHARES:
  Shares issued...........  $    140,921       14,898  $  2,191,642     153,432
  Dividends reinvested....        36,426        3,858        81,348       6,075
  Shares redeemed.........      (728,488)     (76,854)     (527,062)    (37,700)
                            ------------  -----------  ------------  ----------
  Net increase/(decrease).  $   (551,141)     (58,098) $  1,745,928     121,807
                            ============  ===========  ============  ==========
  INSTITUTIONAL CLASS
  SHARES:
  Shares issued...........   $11,979,335    1,272,770  $ 43,781,341   3,080,616
  Dividends reinvested....        55,995        5,915     2,325,676     172,366
  Shares redeemed.........    (9,297,503)    (983,459)  (30,463,375) (2,125,196)
                            ------------  -----------  ------------  ----------
  Net increase/(decrease).  $  2,737,827      295,226  $ 15,643,642   1,127,786
                            ============  ===========  ============  ==========
                               FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                 JULY 31, 1996              JULY 31, 1996
                            -------------------------- ------------------------
  RETAIL CLASS SHARES:
  Shares issued...........  $    747,638       76,883  $    924,629      74,394
  Dividends reinvested....        47,554        4,976        16,890       1,409
  Shares redeemed.........       (95,449)      (9,947)     (128,162)    (10,325)
                            ------------  -----------  ------------  ----------
  Net increase/(decrease).  $    699,743       71,912  $    813,357      65,478
                            ============  ===========  ============  ==========
  INSTITUTIONAL CLASS
  SHARES:
  Shares issued...........   $17,373,908    1,805,630  $ 50,906,651   4,232,718
  Dividends reinvested....       110,962       11,544     1,235,834     104,577
  Shares redeemed.........    (9,634,113)  (1,006,064)  (23,658,493) (1,948,216)
                            ------------  -----------  ------------  ----------
  Net increase/(decrease).  $  7,850,757      811,110  $ 28,483,992   2,389,079
                            ============  ===========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997


5. CAPITAL SHARE TRANSACTIONS (CONTINUED):

                               DIVERSIFIED FIXED             TAX-FREE
                                 INCOME FUND              SECURITIES FUND
                            ------------------------  ------------------------
                              AMOUNT       SHARES       AMOUNT        SHARES
                            ------------  ----------  ------------  ----------
                              FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                JULY 31, 1997              JULY 31, 1997
                            ------------------------  ------------------------
  RETAIL CLASS SHARES:
  Shares issued...........  $    748,361      71,630  $  2,100,119     201,633
  Dividends reinvested....        70,514       6,720        20,004       1,896
  Shares redeemed.........      (829,853)    (79,822)     (241,385)    (23,123)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).  $    (10,978)     (1,472) $  1,878,738     180,406
                            ============  ==========  ============  ==========
  INSTITUTIONAL CLASS
  SHARES:
  Shares issued...........  $ 44,769,922   4,245,046  $ 31,135,063   2,950,938
  Dividends reinvested....       599,007      55,986     1,613,763     151,978
  Shares redeemed.........   (78,102,272) (7,368,883)  (35,722,280) (3,389,736)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).  $(32,733,343) (3,067,851) $ (2,973,454)   (286,820)
                            ============  ==========  ============  ==========
                              FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                JULY 31, 1996              JULY 31, 1996
                            ------------------------  ------------------------
  RETAIL CLASS SHARES:
  Shares issued...........  $  1,199,728     107,934  $    619,694      58,332
  Dividends reinvested....        35,296       3,293        17,516       1,652
  Shares redeemed.........      (100,216)     (9,260)     (608,257)    (58,984)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).  $  1,134,808     101,967  $     28,953       1,000
                            ============  ==========  ============  ==========
  INSTITUTIONAL CLASS
  SHARES:
  Shares issued...........  $198,618,575  18,085,880  $ 28,592,966   2,708,891
  Dividends reinvested....       855,870      76,725     3,552,534     331,714
  Shares redeemed.........   (86,606,689) (7,857,921)  (22,221,434) (2,101,754)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).  $112,867,756  10,304,684  $  9,924,066     938,851
                            ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997

5. CAPITAL SHARE TRANSACTIONS (CONTINUED):

                                         TAX-FREE
                                    SHORT INTERMEDIATE          NEW ASIA
                                     SECURITIES FUND          GROWTH FUND
                                   ---------------------  ---------------------
                                     AMOUNT      SHARES     AMOUNT      SHARES
                                   -----------  --------  -----------  --------
                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                      JULY 31, 1997          JULY 31, 1997
                                   ---------------------  ---------------------
  RETAIL CLASS SHARES:
  Shares issued................... $   741,966    73,793  $ 1,372,902   111,117
  Dividends reinvested............      15,130     1,502       21,601     1,764
  Shares redeemed.................    (491,902)  (48,887)    (527,801)  (42,850)
                                   -----------  --------  -----------  --------
  Net increase/(decrease)......... $   265,194    26,408  $   866,702    70,031
                                   ===========  ========  ===========  ========
  INSTITUTIONAL CLASS SHARES:
  Shares issued................... $ 5,454,511   540,179  $ 9,703,868   791,509
  Dividends reinvested............      52,152     5,141       81,463     6,605
  Shares redeemed.................  (8,057,230) (796,267)  (3,030,589) (240,435)
                                   -----------  --------  -----------  --------
  Net increase/(decrease)......... $(2,550,567) (250,947) $ 6,754,742   557,679
                                   ===========  ========  ===========  ========
                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                      JULY 31, 1996          JULY 31, 1996
                                   ---------------------  ---------------------
  RETAIL CLASS SHARES:
  Shares issued................... $   194,515    19,329  $ 1,841,034   156,856
  Dividends reinvested............       2,672       265       13,647     1,284
  Shares redeemed.................     (52,273)   (5,147)    (101,353)   (8,592)
                                   -----------  --------  -----------  --------
  Net increase/(decrease)......... $   144,914    14,447  $ 1,753,328   149,548
                                   ===========  ========  ===========  ========
  INSTITUTIONAL CLASS SHARES:
  Shares issued................... $ 7,670,654   754,274  $ 8,908,328   754,031
  Dividends reinvested............       6,511       642       46,083     4,330
  Shares redeemed.................  (7,930,532) (783,406)  (2,879,942) (252,790)
                                   -----------  --------  -----------  --------
  Net increase/(decrease)......... $  (253,367)  (28,490) $ 6,074,469   505,571
                                   ===========  ========  ===========  ========

6. FEDERAL INCOME TAXES (UNAUDITED)

 For federal income tax purposes, the following Funds have capital loss carryforwards as of July 31, 1997, which are available to offset future capital gains, if any:

                                                                AMOUNT   EXPIRES
                                                              ---------- -------
  U.S. Treasury Securities Fund.............................. $  288,915  2002
  U.S. Treasury Securities Fund..............................    326,761  2003
  U.S. Treasury Securities Fund..............................  3,238,241  2004
  U.S. Treasury Securities Fund..............................     58,103  2005
  Short Intermediate U.S. Treasury Securities Fund...........    151,388  2005
  Diversified Fixed Income Fund..............................    405,487  2005

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997

 Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the fiscal year ended July 31, 1998. Diversified Fixed Income Fund and U.S. Treasury Fund deferred such losses of $2,116,461 and $134,520, respectively. Similarly, New Asia Growth Fund deferred foreign currency losses of $76,177.

 The following table presents distributions from long-term capital gains for the following Funds for the year ended July 31, 1997:

  Growth Stock....................................................... $    6,971
  Growth and Income Fund............................................. 3,674,369
  Diversified Fixed Income Fund...................................... 1,347,352
  Tax Free Securities Fund........................................... 1,589,719
  Tax Free Short Intermediate Securities Fund........................    50,230
  New Asia Growth Fund...............................................    91,852

 Pacific Capital Funds designates the following eligible distribution for the dividends received deduction for corporations for the Fund's taxable year ended July 31, 1997.

                                                                     GROWTH AND
                                                        GROWTH STOCK   INCOME
                                                           FUND         FUND
                                                        ------------ ----------
  RETAIL CLASS:
  Dividend income......................................  $   82,325  $   32,902
  Dividend income per share............................  $    0.179  $    0.224
  INSTITUTIONAL CLASS:
  Dividend income......................................  $2,328,521  $1,519,228
  Dividend income per share............................  $    0.181  $    0.230

 The Pacific Capital Funds designate the following exempt-interest dividends for the Fund's taxable year ended July 31, 1997.

                                                   TAX-FREE        TAX-FREE
                                                  SECURITIES  SHORT INTERMEDIATE
                                                     FUND      SECURITIES FUND
                                                  ----------- ------------------
  RETAIL CLASS:
  Exempt-interest distributions.................. $    61,303     $   30,354
  Exempt-interest distributions per share........ $     0.505     $    0.382
  INSTITUTIONAL CLASS:
  Exempt-interest distributions.................. $14,097,576     $1,454,175
  Exempt-interest distributions per share........ $     0.510     $    0.384

                                   Continued

PACIFIC CAPITAL FUNDS

                                 JULY 31, 1997


 The percentage break-down of the exempt-interest income by state for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund for the taxable year ended July 31, 1997 were as follows:

                                                                 TAX-FREE SHORT
                                                    TAX-FREE      INTERMEDIATE
  STATE                                          SECURITIES FUND SECURITIES FUND
  -----                                          --------------- ---------------
  Alaska.......................................         -- %            2.4%
  Arizona......................................         0.2             5.0
  California...................................         6.0             --
  Colorado.....................................         0.3             --
  Connecticut..................................         0.4             --
  Florida......................................         6.4             2.5
  Georgia......................................         2.9             --
  Hawaii.......................................        57.5            57.1
  Idaho........................................         0.1             --
  Illinois.....................................         0.1             4.0
  Kansas.......................................         1.8             --
  Maine........................................         0.7             --
  Maryland.....................................         --              1.0
  Massachusetts................................         2.0             3.4
  Michigan.....................................         2.3             1.7
  Minnesota....................................         0.8             5.8
  Missouri.....................................         --              1.2
  New Jersey...................................         1.3             1.3
  New Mexico...................................         1.9             --
  New York.....................................         0.6             --
  North Carolina...............................         1.2             --
  Ohio.........................................         1.4             --
  Oregon.......................................         1.0             1.3
  Pennsylvania.................................         1.1
  Puerto Rico..................................         --              0.8
  Rhode Island.................................         --              3.3
  South Carolina...............................         0.8             --
  Tennessee....................................         3.2
  Texas........................................         2.1             5.2
  Virginia.....................................         3.9             --
  Washington...................................         --              1.2
  West Virginia................................         --              0.2
  Wisconsin....................................         --              2.6
                                                      -----           -----
     Total.....................................       100.0%          100.0%
                                                      =====           =====

7. SPECIAL MEETING

 A special meeting was held on May 19, 1997 to approve the change in the sub-adviser of New Asia Growth Fund (the fund). Credit Lyonnais International Asset Management (HK) Ltd was acquired in February 1997 by Nicholas Applegate Capital Management (Hong Kong) LLC. Presented in person or represented by proxy at the meeting were holders of 907,018 shares of the fund, who represented a majority and consequently a quorum of the 1,460,284 outstanding shares. All 907,018 voted unanimously for the change in sub-adviser.

                                   Continued

PACIFIC CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                          GROWTH STOCK FUND
                         ---------------------------------------------------------------------------------------
                                FOR THE                 FOR THE                   FOR THE
                              YEAR ENDED              YEAR ENDED                 YEAR ENDED          NOVEMBER 1,
                             JULY 31, 1997           JULY 31, 1996             JULY 31, 1995           1993 TO
                         ----------------------- ---------------------- ----------------------------  JULY 31,
                         RETAIL    INSTITUTIONAL RETAIL   INSTITUTIONAL RETAIL (c) INSTITUTIONAL (b)  1994 (a)
                         -------   ------------- -------  ------------- ---------- ----------------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $11.89       $11.89     $11.71      $11.71      $ 9.83         $ 9.89         $10.00
                         -------     --------    -------    --------      ------       --------        -------
Investment Activities
 Net investment income..    0.03         0.07       0.07        0.10        0.12           0.11           0.07
 Net realized and
  unrealized gain (loss)
  from investments......    5.55         5.55       0.89        0.89        1.87           1.83          (0.18)
                         -------     --------    -------    --------      ------       --------        -------
  Total from Investment
   Activities...........    5.58         5.62       0.96        0.99        1.99           1.94          (0.11)
                         -------     --------    -------    --------      ------       --------        -------
Distributions
 Net investment income..   (0.03)       (0.07)     (0.07)      (0.10)      (0.11)         (0.12)         (0.06)
 In excess of net
  investment income.....   (0.01)         --         --          --          --             --             --
 Net realized gains.....     --           --       (0.22)      (0.22)        --             --             --
 In excess of net
  realized gains........     --           --       (0.49)      (0.49)        --             --             --
                         -------     --------    -------    --------      ------       --------        -------
  Total Distributions...   (0.04)       (0.07)     (0.78)      (0.81)      (0.11)         (0.12)         (0.06)
                         -------     --------    -------    --------      ------       --------        -------
NET ASSET VALUE, END OF
 PERIOD.................  $17.43       $17.44     $11.89      $11.89      $11.71         $11.71         $ 9.83
                         =======     ========    =======    ========      ======       ========        =======
Total Return (excludes
 sales charges).........   47.02%       47.39%      8.25%       8.53%      20.43%         20.64%(d)      (1.05%)(f)
ANNUALIZED RATIOS/
 SUPPLEMENTARY DATA:
Net assets at end of
 period (000)...........  $9,742     $198,407     $5,261    $172,565      $3,905       $136,837        $56,121
Ratio of expenses to
 average net assets.....    1.32%        1.07%      1.34%       1.09%       1.36%          1.13%(e)       1.41%(e)
Ratio of net investment
 income to average net
 assets.................    0.16%        0.45%      0.60%       0.86%       1.12%          1.30%(e)       0.98%(e)
Ratio of expenses to
 average net assets*....    1.86%        1.11%      1.88%       1.13%       1.98%          1.21%(e)       2.31%(e)
Ratio of net investment
 income to average net
 assets*................   (0.38%)       0.41%      0.06%       0.82%       0.50%          1.23%(e)       0.07%(e)
Portfolio Turnover (g)..   32.20%       32.20%     61.30%      61.30%      32.40%         32.40%         25.89%
Average Commission Rate
 paid (h)............... $0.0893      $0.0893    $0.0895     $0.0895         --             --             --

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the Retail Class and transferred these shareholders into the Institutional Class at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for the Institutional Class reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(c) The Financial Highlights presented for the Retail Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the Retail Class only for the period from October 14, 1994 through July 31, 1995.
(d) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Institutional Class for the period from October 14, 1994 through July 31, 1995.
(e) Annualized.
(f) Not annualized.
(g) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(h) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                     U.S TREASURY SECURITIES FUND
                          ------------------------------------------------------------------------------------------
                                 FOR THE                    FOR THE                   FOR THE
                               YEAR ENDED                  YEAR ENDED                YEAR ENDED          NOVEMBER 1,
                              JULY 31, 1997              JULY 31, 1996             JULY 31, 1995           1993 TO
                          --------------------------- --------------------- ----------------------------  JULY 31,
                                RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL (c) INSTITUTIONAL (b)  1994 (a)
                          --------------------------- ------  ------------- ---------- ----------------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $ 9.13           $ 9.14    $ 9.42      $ 9.43      $ 9.04         $ 8.66         $10.00
                          -------          -------    ------     -------      ------        -------        -------
Investment Activities
 Net investment income...    0.52             0.53      0.53        0.59        0.50           0.44           0.31
 Net realized and
  unrealized gain (loss)
  from investments.......    0.25             0.26     (0.20)      (0.24)       0.38           0.76          (1.00)
                          -------          -------    ------     -------      ------        -------        -------
  Total from Investment
   Activities............    0.77             0.79      0.33        0.35        0.88           1.20          (0.69)
                          -------          -------    ------     -------      ------        -------        -------
Distributions
 Net investment income...   (0.46)           (0.54)    (0.53)      (0.55)      (0.50)         (0.43)         (0.27)
 In excess of net
  investment income......   (0.07)           (0.01)    (0.09)      (0.09)        --             --             --
                          -------          -------    ------     -------      ------        -------        -------
  Total Distributions....   (0.53)           (0.55)    (0.62)      (0.64)      (0.50)         (0.43)         (0.27)
                          -------          -------    ------     -------      ------        -------        -------
NET ASSET VALUE, END OF
 PERIOD..................  $ 9.37           $ 9.38    $ 9.13      $ 9.14      $ 9.42         $ 9.43         $ 9.04
                          =======          =======    ======     =======      ======        =======        =======
Total Return (excludes
 sales charges)..........    8.68%            8.92%     3.43%       3.71%      10.18%         10.49%(d)      (6.95%)(f)
ANNUALIZED RATIOS/
  SUPPLEMENTARY DATA:
Net assets at end of
 period (000)............  $1,087          $23,832      $979     $23,248      $1,035        $51,264        $60,125
Ratio of expenses to
 average net assets......    1.16%            0.91%     1.20%       0.95%       1.19%          1.02%(e)       1.15%(e)
Ratio of net investment
 income to
 average net assets......    5.60%            5.85%     5.55%       5.81%       5.57%          5.78%(e)       4.62%(e)
Ratio of expenses to
 average net assets*.....    1.70%            0.95%     1.74%       0.99%       1.81%          1.09%(e)       2.09%(e)
Ratio of net investment
 income to
 average net assets*.....    5.06%            5.81%     5.01%       5.77%       4.96%          5.71%(e)       3.68%(e)
Portfolio Turnover (g)...   44.90%           44.90%    15.75%      15.75%      80.98%         80.98%         11.36%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the Retail Class and transferred these shareholders into the Institutional Class at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for the Institutional Class reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(c) The Financial Highlights presented for the Retail Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the Retail Class only for the period from October 14, 1994 through July 31, 1995.
(d) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Institutional Class for the period from October 14, 1994 through July 31, 1995.
(e) Annualized.
(f) Not annualized.
(g) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                            SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                          -------------------------------------------------------------------------------------------
                                 FOR THE                    FOR THE                   FOR THE
                               YEAR ENDED                  YEAR ENDED                YEAR ENDED          DECEMBER 13,
                              JULY 31, 1997              JULY 31, 1996             JULY 31, 1995           1993 TO
                          --------------------------- --------------------- ----------------------------   JULY 31,
                                RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL (c) INSTITUTIONAL (b)   1994 (a)
                          --------------------------- ------  ------------- ---------- ----------------- ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $ 9.41           $ 9.42    $ 9.60      $ 9.61      $ 9.52         $ 9.30         $10.00
                          -------          -------    ------     -------      ------        -------         ------
Investment Activities
 Net investment income...    0.49             0.52      0.48        0.53        0.52           0.44           0.24
 Net realized and
  unrealized gain (loss)
  from investments.......    0.14             0.14     (0.11)      (0.13)       0.05           0.31          (0.52)
                          -------          -------    ------     -------      ------        -------         ------
  Total from Investment
   Activities............    0.63             0.66      0.37        0.40        0.57           0.75          (0.28)
                          -------          -------    ------     -------      ------        -------         ------
Distributions
 Net investment income...   (0.49)           (0.52)    (0.50)      (0.53)      (0.49)         (0.44)         (0.20)
 In excess of net
  investment income......     --               --      (0.04)      (0.04)        --             --             --
 Net realized gains......     --               --        --          --          --             --             --
 In excess of net
  realized gains.........     --               --      (0.02)      (0.02)        --             --             --
                          -------          -------    ------     -------      ------        -------         ------
  Total Distributions....   (0.49)           (0.52)    (0.56)      (0.59)      (0.49)         (0.44)         (0.20)
                          -------          -------    ------     -------      ------        -------         ------
NET ASSET VALUE, END OF
 PERIOD..................  $ 9.55           $ 9.56    $ 9.41      $ 9.42      $ 9.60         $ 9.61         $ 9.52
                          =======          =======    ======     =======      ======        =======         ======
Total Return (excludes
 sales charges)..........    6.92%            7.19%     3.90%       4.18%       6.28%          6.57%(d)      (2.76%)(f)
ANNUALIZED RATIOS/
 SUPPLEMENTARY DATA:
Net assets at end of
 period (000)............    $618          $26,722    $1,156     $23,545        $489        $16,214         $3,419
Ratio of expenses to
 average
 net assets..............    0.87%            0.62%     0.92%       0.67%       0.99%          0.75%(e)       1.00%(e)
Ratio of net investment
 income
 to average net assets...    5.22%            5.47%     5.14%       5.40%       5.51%          5.84%(e)       3.96%(e)
Ratio of expenses to
 average
 net assets*.............    1.62%            0.87%     1.67%       0.92%       1.78%          0.99%(e)       5.39%(e)
Ratio of net investment
 income
 to average net assets*..    4.47%            5.22%     4.39%       5.15%       4.72%          5.61%(e)      (0.43%)(e)
Portfolio Turnover (g)...   51.56%           51.56%    47.17%      47.17%      62.73%         62.73%          0.00%

--------
  * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the Retail Class and transferred these shareholders into the Institutional Class at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for the Institutional Class reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(c) The Financial Highlights presented for the Retail Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the Retail Class only for the period from October 14, 1994 through July 31, 1995.
(d) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Institutional Class for the period from October 14, 1994 through July 31, 1995.
(e) Annualized.
(f) Not annualized.
(g) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                              GROWTH AND INCOME FUND
                         -----------------------------------------------------------------------
                                FOR THE                 FOR THE
                              YEAR ENDED              YEAR ENDED        OCTOBER 14, 1994 TO
                             JULY 31, 1997           JULY 31, 1996       JULY 31, 1995 (a)
                         ----------------------- ---------------------- ------------------------
                         RETAIL    INSTITUTIONAL RETAIL   INSTITUTIONAL RETAIL     INSTITUTIONAL
                         -------   ------------- -------  ------------- ------     -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $12.32      $12.32     $11.44      $11.43    $10.00         $10.00
                         -------     --------    -------     -------    ------        -------
Investment Activities
 Net investment income..    0.08         0.11       0.16        0.17      0.17           0.20
 Net realized and
  unrealized gain from
  investments...........    5.57         5.58       1.19        1.21      1.44           1.42
                         -------     --------    -------     -------    ------        -------
  Total from Investment
   Activities...........    5.65         5.69       1.35        1.38      1.61           1.62
                         -------     --------    -------     -------    ------        -------
Distributions
 Net investment income..   (0.08)       (0.11)     (0.15)      (0.17)    (0.17)         (0.19)
 In excess of net
  investment income.....   (0.01)         --       (0.01)      (0.01)      --             --
 Net realized gains.....   (0.63)       (0.63)     (0.31)      (0.31)      --             --
                         -------     --------    -------     -------    ------        -------
  Total Distributions...   (0.72)       (0.74)     (0.47)      (0.49)    (0.17)         (0.19)
                         -------     --------    -------     -------    ------        -------
NET ASSET VALUE, END OF
 PERIOD.................  $17.25       $17.27     $12.32      $12.32    $11.44         $11.43
                         =======     ========    =======     =======    ======        =======
Total Return (excludes
 sales charges).........   47.59%       47.96%     11.96%      12.29%    16.35%(b)      16.41%(b)
ANNUALIZED RATIOS/
 SUPPLEMENTARY DATA:
Net assets at end of
 period (000)...........  $3,726     $123,821     $1,160     $74,427      $328        $41,771
Ratio of expenses to
 average net assets.....    1.32%        1.07%      1.37%       1.11%     1.40%(c)       1.14%(c)
Ratio of net investment
 income to average net
 assets.................    0.48%        0.79%      1.03%       1.43%     2.08%(c)       2.47%(c)
Ratio of expenses to
 average net assets*....    1.86%        1.12%      1.91%       1.15%     1.99%(c)       1.22%(c)
Ratio of net investment
 income to average net
 assets*................   (0.06)%       0.75%      0.49%       1.39%     1.49%(c)       2.39%(c)
Portfolio Turnover (d)..   74.83%       74.83%     80.83%      80.83%    12.78%         12.78%
Average Commission Rate
 Paid (e)............... $0.0874      $0.0874    $0.0921     $0.0921

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                           DIVERSIFIED FIXED INCOME FUND
                          --------------------------------------------------------------------------
                                 FOR THE                    FOR THE
                               YEAR ENDED                  YEAR ENDED       OCTOBER 14, 1994 TO
                              JULY 31, 1997              JULY 31, 1996       JULY 31, 1995 (a)
                          --------------------------- --------------------- ------------------------
                                RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL     INSTITUTIONAL
                          --------------------------- ------  ------------- ------     -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $10.45           $10.53    $10.75      $10.84    $10.00         $10.00
                          -------         --------    ------    --------    ------        -------
Investment Activities
 Net investment income...    0.57             0.60      0.59        0.58      0.49           0.55
 Net realized and
  unrealized gain from
  investments............    0.35             0.34     (0.19)      (0.16)     0.74           0.78
                          -------         --------    ------    --------    ------        -------
  Total from Investment
   Activities............    0.92             0.94      0.40        0.42      1.23           1.33
                          -------         --------    ------    --------    ------        -------
Distributions
 Net investment income...   (0.57)           (0.60)    (0.58)      (0.61)    (0.48)         (0.49)
 In excess of net
  investment income......     --               --      (0.02)      (0.02)      --             --
 In excess of net
  realized gains.........   (0.09)           (0.09)    (0.10)      (0.10)      --             --
                          -------         --------    ------    --------    ------        -------
  Total Distributions....   (0.66)           (0.69)    (0.70)      (0.73)    (0.48)         (0.49)
                          -------         --------    ------    --------    ------        -------
NET ASSET VALUE, END OF
 PERIOD..................  $10.71           $10.78    $10.45      $10.53    $10.75         $10.84
                          =======         ========    ======    ========    ======        =======
Total Return (excludes
 sales charges)..........    9.20%            9.30%     3.69%       3.85%    12.66%(b)      13.70%(b)
ANNUALIZED RATIOS/
 SUPPLEMENTARY DATA:
Net assets at end of
 period (000)............  $1,103         $132,583    $1,093    $161,742       $27        $54,827
Ratio of expenses to
 average net assets......    1.15%            0.90%     1.15%       0.88%     1.18%(c)       0.93%(c)
Ratio of net investment
 income
 to average net assets...    5.44%            5.67%     5.31%       5.56%     6.25%(c)       6.71%(c)
Ratio of expenses to
 average net assets*.....    1.69%            0.94%     1.69%       0.92%     1.77%(c)       1.01%(c)
Ratio of net investment
 income
 to average net assets*..    4.90%            5.63%     4.77%       5.52%     5.66%(c)       6.63%(c)
Portfolio Turnover (d)...   80.98%           80.98%    58.86%      58.86%    60.47%         60.47%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.


                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                             TAX-FREE SECURITIES FUND
                          --------------------------------------------------------------------------
                                 FOR THE                    FOR THE
                               YEAR ENDED                  YEAR ENDED       OCTOBER 14, 1994 TO
                              JULY 31, 1997              JULY 31, 1996       JULY 31, 1995 (a)
                          --------------------------- --------------------- ------------------------
                                RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL     INSTITUTIONAL
                          --------------------------- ------  ------------- ------     -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $10.44           $10.46    $10.53      $10.56    $10.00         $10.00
                          -------         --------    ------    --------    ------       --------
Investment Activities
 Net investment income...    0.49             0.51      0.50        0.52      0.39           0.42
 Net realized and
  unrealized gain from
  investments............    0.46             0.46      0.07        0.07      0.50           0.51
                          -------         --------    ------    --------    ------       --------
  Total from Investment
   Activities............    0.95             0.97      0.57        0.59      0.89           0.93
                          -------         --------    ------    --------    ------       --------
Distributions
 Net investment income...   (0.49)           (0.51)    (0.49)      (0.52)    (0.36)         (0.37)
 In excess of net
  investment income......     --               --      (0.04)      (0.04)      --             --
 Net realized gains......   (0.06)           (0.06)    (0.09)      (0.09)      --             --
 In excess of net
  realized gains.........     --               --      (0.04)      (0.04)      --             --
                          -------         --------    ------    --------    ------       --------
  Total Distributions....   (0.55)           (0.57)    (0.66)      (0.69)    (0.36)         (0.37)
                          -------         --------    ------    --------    ------       --------
NET ASSET VALUE, END OF
 PERIOD..................  $10.84           $10.86    $10.44      $10.46    $10.53         $10.56
                          =======         ========    ======    ========    ======       ========
Total Return (excludes
 sales charges)..........    9.35%            9.58%     5.54%       5.73%     9.06%(b)       9.54%(b)
ANNUALIZED RATIOS/
 SUPPLEMENTARY DATA:
Net assets at end of
 period (000)............  $2,545         $296,764      $569    $288,934      $563       $281,646
Ratio of expenses to
 average net assets......    1.12%            0.87%     1.14%       0.89%     1.15%(c)       0.89%(c)
Ratio of net investment
 income
 to average net assets...    4.60%            4.86%     4.66%       4.92%     4.93%(c)       5.16%(c)
Ratio of expenses to
 average net assets*.....    1.66%            0.91%     1.68%       0.93%     1.74%(c)       0.98%(c)
Ratio of net investment
 income
 to average net assets*..    4.06%            4.82%     4.12%       4.88%     4.34%(c)       5.07%(c)
Portfolio Turnover (d)...   11.07%           11.07%    24.78%      24.78%    49.17%         49.17%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.


                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                    TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                          --------------------------------------------------------------------------
                                 FOR THE                    FOR THE
                               YEAR ENDED                  YEAR ENDED       OCTOBER 14, 1994 TO
                              JULY 31, 1997              JULY 31, 1996       JULY 31, 1995 (a)
                          --------------------------- --------------------- ------------------------
                                RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL     INSTITUTIONAL
                          --------------------------- ------  ------------- ------     -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $10.05           $10.08    $10.11      $10.14    $10.00         $10.00
                          -------          -------    ------     -------    ------        -------
Investment Activities
 Net investment income...    0.37             0.39      0.37        0.40      0.30           0.32
 Net realized and
  unrealized gain from
  investments............    0.13             0.14     (0.03)      (0.03)     0.08           0.11
                          -------          -------    ------     -------    ------        -------
  Total from Investment
   Activities............    0.50             0.53      0.34        0.37      0.38           0.43
                          -------          -------    ------     -------    ------        -------
Distributions
 Net investment income...   (0.37)           (0.39)    (0.37)      (0.40)    (0.27)         (0.29)
 In excess of net
  investment income......     --               --      (0.03)      (0.03)      --             --
 Net realized gains......   (0.01)           (0.01)      --          --        --             --
                          -------          -------    ------     -------    ------        -------
  Total Distributions....   (0.38)           (0.40)    (0.40)      (0.43)    (0.27)         (0.29)
                          -------          -------    ------     -------    ------        -------
NET ASSET VALUE, END OF
 PERIOD..................  $10.17           $10.21    $10.05      $10.08    $10.11         $10.14
                          =======          =======    ======     =======    ======        =======
Total Return (excludes
 sales charges)..........    5.06%            5.36%     3.41%       3.67%     3.90%(b)       4.36%(b)
ANNUALIZED RATIOS/
 SUPPLEMENTARY DATA:
Net assets at end of
 period (000)............    $724          $37,410      $451     $39,472      $308        $39,993
Ratio of expenses to
 average net assets......    1.09%            0.84%     1.08%       0.83%     1.05%(c)       0.85%(c)
Ratio of net investment
 income
 to average net assets...    3.57%            3.82%     3.64%       3.90%     3.82%(c)       4.03%(c)
Ratio of expenses to
 average net assets*.....    1.64%            0.89%     1.63%       0.88%     1.64%(c)       0.94%(c)
Ratio of net investment
 income
 to average net assets*..    3.02%            3.77%     3.09%       3.85%     3.23%(c)       3.94%(c)
Portfolio Turnover (d)...   29.46%           29.46%    54.70%      54.70%    89.98%         89.98%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.


                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                               NEW ASIA GROWTH FUND
                         -------------------------------------------------------------------------
                                FOR THE                 FOR THE
                              YEAR ENDED              YEAR ENDED         FEBRUARY 15, 1995 TO
                             JULY 31, 1997           JULY 31, 1996         JULY 31, 1995(a)
                         ----------------------- ----------------------- -------------------------
                         RETAIL    INSTITUTIONAL RETAIL    INSTITUTIONAL RETAIL      INSTITUTIONAL
                         -------   ------------- -------   ------------- ------      -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $11.11       $11.14     $11.21       $11.22    $10.00         $10.00
                         -------      -------    -------      -------    ------         ------
Investment Activities
 Net investment income
  (loss)................    0.03         0.06      (0.02)       (0.01)     0.02           0.04
 Net realized and
  unrealized gain from
  investments...........    2.88         2.87       0.20         0.22      1.19           1.18
                         -------      -------    -------      -------    ------         ------
  Total from Investment
   Activities...........    2.91         2.93       0.18         0.21      1.21           1.22
                         -------      -------    -------      -------    ------         ------
Distributions
 Net investment income..   (0.01)       (0.01)       --           --        --             --
 In excess of net
  investment income.....     --           --        0.02         0.03       --             --
 Net realized gains.....   (0.12)       (0.12)     (0.26)       (0.26)      --             --
                         -------      -------    -------      -------    ------         ------
  Total Distributions...   (0.13)       (0.13)     (0.28)       (0.29)      --             --
                         -------      -------    -------      -------    ------         ------
NET ASSET VALUE, END OF
 PERIOD.................  $13.89       $13.94     $11.11       $11.14    $11.21         $11.22
                         =======      =======    =======      =======    ======         ======
Total Return (excludes
 sales charges).........   26.31%       26.50%      1.71%        1.99%    12.10%(b)      12.20%(b)
ANNUALIZED RATIOS/
 SUPPLEMENTARY DATA:
Net assets at end of
 period (000)...........  $3,459      $18,376     $1,990       $8,469      $330         $2,861
Ratio of expenses to
 average net assets.....    1.98%         1.72%     2.22%        1.98%     2.24%(c)       1.97%(c)
Ratio of net investment
 income (loss)
 to average net assets..    0.20%        0.46%     (0.28%)      (0.02%)    0.80%(c)       1.18%(c)
Ratio of expenses to
 average net assets*....    2.58%        1.82%      3.58%        2.84%     3.51%(c)       2.74%(c)
Ratio of net investment
 income (loss)
 to average net assets*.   (0.40%)       0.36%     (1.64%)      (0.88%)   (0.47%)(c)      0.42%(c)
Portfolio Turnover (d)..  134.89%      134.89%     86.53%       86.53%    55.62%         55.62%
Average Commission Rate
 Paid (e)............... $0.0059      $0.0059    $0.0069      $0.0069       --             --

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


                      See notes to financial statements.

                                   APPENDIX A

                       RATINGS OF FIXED INCOME SECURITIES

                  The following is a description of the ratings given by Moody's Investor Service, Inc. ("Moody's"), Duff & Phelps, Inc. ("D&P"), Fitch Investor Service ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited ("IBCA") and Thompson Bank Watch ("Thompson"), each an NRSRO, to corporate bonds and commercial paper.

Corporate Bond Ratings

Moody's:

                  Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

                  A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

                  Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P:

                  AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                  AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                  A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                  BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                  BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                  B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

                  CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                  CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                  C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC--debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

                  CI - The rating CI is reserved for income bonds on which no interest is being paid.

                  D - Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

                  L - The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

                  * - Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

                  NR - Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                  Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.


D&P:

                  AAA - Bonds rated AAA are judged to be of highest credit quality and carry the smallest amount of investment risk.

                  AA - Bonds rated AA are of high credit quality, but modest risk may vary over time due to economic conditions.


                  A - Bonds rated A have average but adequate protection, but risk is more variable and greater in periods of economic stress.

                  BBB - Bonds rated BBB offer below average protection which is still considered sufficient for prudent investment.

                  The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show a security's relative standing within its category.

Fitch:

                  AAA - Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  AA - Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  A - Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  BB - Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                  B - Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  CCC - Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  CC - Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                  C - Bonds rated C are in imminent default in payment of interest or principal.

                  DDD-DD- and D - Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Thomson:

                  Thomson rates only bank debt.


         AAA - Bonds rated AAA have a very high ability to pay interest and principal on a timely basis.

                  AA - Bonds rated AA have a superior ability to pay interest and repay principal with limited incremental risk versus AAA bonds.

                  A - Bonds rated A have a strong ability to repay principal and interest, but could be more vulnerable to adverse internal and external developments.

                  BBB - Bonds rated BBB have an acceptable capacity to pay interest and repay principal and are more vulnerable to risk than higher-rated obligations.

                  BB, B, CCC, and CC, designations are assigned by Thomson to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. BB indicates the lowest degree of speculation and CC the highest degree of speculation. The D designation indicates that the long-term debt is in default.

                  The ratings from AAA through CC may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

IBCA:

                  AAA - Bonds rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

                  AA - Bonds rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                  A - Bonds rated A have a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  BBB - Bonds rated BBB have a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                  BB, B, CCC, CC, and C Bonds are speculative. BB represents the lowest degree of speculation and indicates a possibility of investment risk developing. C represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating to denote a relative status within major rating categories.

CORPORATE COMMERCIAL PAPER RATINGS

MOODY'S:

                  The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                  P-1 (Prime-1) - Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

                           - Leading market positions in well established
                             industries
                           - High rates of return on funds employed
                           - Conservative capitalization structures with
                             moderate reliance on debt and ample asset protection
                           - Broad margins in earnings coverage of fixed
                             financial charges and high internal cash generation
                           - Well established access to a range of financial
                             markets and assured sources of alternate liquidity.

                  P-2 (Prime-2) - Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject to more variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  P-3 (Prime-3) - Issuers rated P-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                  Issuers rated Not Prime do not fall within any of the Prime rating categories.

                  If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

S&P:

                  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

                  A - Issues rated A are regarded as having the greatest capacity for timely payment. Bonds in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                  A-1 - Issues rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Commercial paper with overwhelming safety characteristics will be rated A-1+.

                  A-2 - Issues rated A-2 have a strong capacity for timely payments on issues. However, the relative degree of safety is not as high as for issues designated "A-1."

                  A-3 - Issues rated A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  B - Issues rated B are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

                  C - Issues rated C are short-term debt obligations with a doubtful capacity for payment.

                  D - This rating indicates that the issue is either in default or is expected to be in default upon maturity.

D&P:

                  Duff 1+ - The Duff 1+ rating for corporate commercial paper indicates the highest certainty of timely payment. Corporate commercial paper with very high certainty of payment, excellent liquidity and minor risk will be rated Duff 1. Corporate commercial paper with high certainty of timely payment, strong liquidity and very small risk will be rated Duff 1- .

                  Duff 2 - The Duff 2 rating for corporate commercial paper indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital market is good. Risk factors are small.

FITCH:

                  F-1 - The highest rating for corporate paper is F-1+. Issuers so rated have exceptionally strong credit quality. Issuers rated F-1 have very strong credit quality, reflecting assurance of timely payment only slightly less in degree than F-1+ issues.

                  F-2 - Issuers rated F-2 have good credit quality and satisfactory degree of assurance of timely payment, reflecting the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON:

                  TBW-1 - The TBW-1 rating reflects a very high degree of likelihood that principal and interest will be timely repaid and paid.

                  TBW-2 - Bank commercial paper rated TBW-2 has a strong degree of safety regarding payment.

                  TBW-3 - Bank commercial paper rated TBW-3 is the lowest investment grade category, reflecting an adequate capacity to timely service principal and interest but more exposure to adverse internal and external developments than higher-rated issues.

                  TBW-4 - Bank commercial paper rated TBW-4 indicates that the debt is regarded as non-investment grade and therefore speculative.

CORPORATE NOTE RATINGS

S&P:
                  The two highest ratings for corporate notes are SP-1 and SP-2.

                  SP-1 - Notes rated SP-1 reflect a very strong or strong capacity to pay principal and interest. Note issues with overwhelming safety characteristics will be rated SP-1+.

                  SP-2 - Notes rated SP-2 reflect a satisfactory capacity to pay principal and interest.

                                   APPENDIX B

                              OPTIONS AND FUTURES

The following instruments may be used by a Fund for hedging purposes or to enhance income to the extent described in the applicable Prospectus and this Statement of Additional Information.

Options on Equity and Debt Securities -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contact that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

Options on Securities Indexes -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

Stock Index Futures Contracts -- A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Interest Rate Futures Contracts -- Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

Options on Future Contracts -- Put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Forward Contracts on Foreign Currencies -- A forward contract on a foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.



                                      B-1